UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

LABAX

Loomis Sayles Strategic Alpha Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$49	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.95% from 0.98%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LABAX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Strategic Alpha Fund

TLA88A-0626

Class C

LABCX

Loomis Sayles Strategic Alpha Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.70% from 1.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LABCX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Strategic Alpha Fund

TLA88C-0626

Class N

LASNX

Loomis Sayles Strategic Alpha Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.68%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LASNX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Strategic Alpha Fund

TLA88N-0626

Class Y

LASYX

Loomis Sayles Strategic Alpha Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.70% from 0.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LASYX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Strategic Alpha Fund

TLA88Y-0626

Class A

NEFOX

Natixis Oakmark Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$51	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFOX

Natixis Oakmark Fund

Semi-annual Shareholder Report

June 30, 2026

THLCV88A-0626

Class C

NECOX

Natixis Oakmark Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$88	1.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECOX

Natixis Oakmark Fund

Semi-annual Shareholder Report

June 30, 2026

THLCV88C-0626

Class N

NOANX

Natixis Oakmark Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NOANX

Natixis Oakmark Fund

Semi-annual Shareholder Report

June 30, 2026

THLCV88N-0626

Class Y

NEOYX

Natixis Oakmark Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$39	0.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEOYX

Natixis Oakmark Fund

Semi-annual Shareholder Report

June 30, 2026

THLCV88Y-0626

Class A

VNVAX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$64	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.10% from 1.15%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

VNVAX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report

June 30, 2026

TVO88A-0626

Class C

VNVCX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$106	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.85% from 1.90%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

VNVCX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report

June 30, 2026

TVO88C-0626

Class N

VNVNX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.80% from 0.85%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VNVNX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report

June 30, 2026

TVO88N-0626

Class Y

VNVYX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.85% from 0.90%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

VNVYX

Vaughan Nelson Mid Cap Fund

Semi-annual Shareholder Report

June 30, 2026

TVO88Y-0626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2026

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Fund

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 96.1% of Net Assets
	Australia — 3.6%
38,018	WiseTech Global Ltd.	$872,200
	Belgium — 2.3%
6,615	Anheuser-Busch InBev SA	546,596
	Brazil — 9.4%
256,442	Ambev SA, ADR	805,228
871	MercadoLibre, Inc.(a)	1,478,426
		2,283,654
	Canada — 4.6%
9,732	Shopify, Inc., Class A(a)	1,111,200
	China — 15.5%
3,428	Baidu, Inc., ADR(a)(b)	391,786
40,000	Budweiser Brewing Co. APAC Ltd.	31,214
4,200	Kweichow Moutai Co. Ltd., Class A	733,805
19,900	Tencent Holdings Ltd.	1,098,133
22,860	Trip.com Group Ltd., ADR(a)(b)	910,742
33,312	Vipshop Holdings Ltd., ADR(b)	441,717
3,573	Yum China Holdings, Inc.(b)	146,029
		3,753,426
	Denmark — 4.2%
20,990	Novo Nordisk AS, Class B	1,008,085
	France — 5.1%
2,040	EssilorLuxottica SA	383,054
1,005	LVMH Moet Hennessy Louis Vuitton SE	555,825
5,195	Sodexo SA	300,483
		1,239,362
	Germany — 3.3%
5,104	SAP SE	786,772
	Italy — 1.2%
775	Ferrari NV	288,525
	Japan — 3.6%
15,800	FANUC Corp.	727,528
23,300	Unicharm Corp.	135,022
		862,550
	Macau — 0.5%
30,000	Galaxy Entertainment Group Ltd.	112,936
	Netherlands — 7.6%
1,196	Adyen NV(a)	1,121,988
2,578	NXP Semiconductors NV	724,496
		1,846,484
	Switzerland — 2.4%
5,605	Nestle SA, (Registered)	574,878
	United Kingdom — 4.2%
5,307	Diageo PLC	106,883
7,491	Reckitt Benckiser Group PLC	487,916
7,079	Unilever PLC	426,370
		1,021,169
	United States — 28.6%
5,360	ARM Holdings PLC, ADR(a)	1,900,495
6,035	Block, Inc.(a)	458,660
Shares	Description	Value (†)
	United States — continued
11,392	Doximity, Inc., Class A(a)	$236,270
14,658	Experian PLC	494,027
6,316	Novartis AG, (Registered)	987,142
2,628	Roche Holding AG	1,080,335
4,147	Tesla, Inc.(a)	1,744,228
		6,901,157
	Total Common Stocks (Identified Cost $19,242,225)	23,208,994

Principal Amount
Short-Term Investments — 3.7%
$902,052	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $902,105 on 7/01/2026 collateralized by $969,000 U.S. Treasury Note, 0.625% due 12/31/2027 valued at $920,250 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $902,052)	902,052
	Total Investments — 99.8% (Identified Cost $20,144,277)	24,111,046
	Other assets less liabilities — 0.2%	44,671
	Net Assets — 100.0%	$24,155,717

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at June 30, 2026 (Unaudited)
United States Dollar	47.7%
Euro	17.1
Swiss Franc	11.0
Hong Kong Dollar	5.2
British Pound	4.4
Danish Krone	4.2
Australian Dollar	3.6
Japanese Yen	3.6
Yuan Renminbi	3.0
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.1% of Net Assets
	Automobiles — 1.7%
202,572	General Motors Co.	$15,614,250
	Banks — 8.2%
266,869	Bank of America Corp.	15,206,196
192,488	Citigroup, Inc.	26,940,620
10,641	First Citizens BancShares, Inc., Class A	22,141,686
138,345	Wells Fargo & Co.	11,432,831
		75,721,333
	Beverages — 3.9%
58,400	Constellation Brands, Inc., Class A	8,122,856
845,496	Keurig Dr. Pepper, Inc.	27,673,084
		35,795,940
	Broadline Retail — 1.3%
48,943	Amazon.com, Inc.(a)	11,665,075
	Building Products — 2.4%
222,028	Fortune Brands Innovations, Inc.	12,189,337
128,093	Masco Corp.	10,422,928
		22,612,265
	Capital Markets — 9.9%
281,584	Carlyle Group, Inc.	11,857,502
234,730	Charles Schwab Corp.	21,658,537
172,333	Intercontinental Exchange, Inc.	21,215,916
145,480	Nasdaq, Inc.	11,466,734
75,500	Raymond James Financial, Inc.	11,478,265
82,766	State Street Corp.	14,037,113
		91,714,067
	Chemicals — 2.7%
295,836	Corteva, Inc.	25,054,351
	Construction Materials — 1.4%
239,700	Amrize Ltd.(a)	12,776,010
	Consumer Finance — 6.2%
510,383	Ally Financial, Inc.	23,452,099
115,711	Capital One Financial Corp.	23,213,941
144,600	Synchrony Financial	10,996,830
		57,662,870
	Consumer Staples Distribution & Retail — 1.5%
164,300	Sysco Corp.	13,732,194
	Distributors — 0.8%
64,800	Genuine Parts Co.	7,645,104
	Diversified Telecommunication Services — 0.2%
93,010	Comcast Corp., Class A	2,283,395
	Electronic Equipment, Instruments & Components — 2.1%
88,800	CDW Corp.	12,488,832
33,999	TE Connectivity PLC	6,854,538
		19,343,370
	Entertainment — 1.1%
142,700	Netflix, Inc.(a)	10,188,780
	Financial Services — 5.8%
294,000	Corebridge Financial, Inc.	8,417,220
190,777	Equitable Holdings, Inc.	8,371,295
397,364	Fiserv, Inc.(a)	19,490,704
234,096	Global Payments, Inc.	16,986,006
		53,265,225
	Ground Transportation — 2.1%
70,500	Union Pacific Corp.	19,176,000
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 3.7%
233,032	GE HealthCare Technologies, Inc.	$14,916,378
220,511	Zimmer Biomet Holdings, Inc.	18,983,792
		33,900,170
	Health Care Providers & Services — 2.8%
66,758	Elevance Health, Inc.	25,817,321
	Hotels, Restaurants & Leisure — 3.5%
192,309	Airbnb, Inc., Class A(a)	27,519,418
30,000	Booking Holdings, Inc.	5,347,200
		32,866,618
	Insurance — 7.5%
268,041	American International Group, Inc.	19,977,096
83,300	Marsh & McLennan Cos., Inc.	13,883,611
73,325	Reinsurance Group of America, Inc.	15,592,561
76,005	Willis Towers Watson PLC	19,865,427
		69,318,695
	Interactive Media & Services — 2.3%
59,756	Alphabet, Inc., Class A	21,355,002
	IT Services — 0.9%
69,400	Accenture PLC, Class A	8,636,136
	Life Sciences Tools & Services — 2.1%
100,518	IQVIA Holdings, Inc.(a)	19,422,088
	Media — 0.3%
1,420	Charter Communications, Inc., Class A(a)	201,938
70,964	Liberty Broadband Corp., Class C(a)	2,360,263
		2,562,201
	Oil, Gas & Consumable Fuels — 5.7%
209,769	ConocoPhillips	21,807,585
2,060	Phillips 66	348,243
112,600	Targa Resources Corp.	30,192,564
		52,348,392
	Passenger Airlines — 3.2%
312,110	Delta Air Lines, Inc.	29,232,223
	Pharmaceuticals — 2.9%
207,017	Merck & Co., Inc.	26,601,684
	Professional Services — 1.5%
85,411	Equifax, Inc.	13,556,434
	Real Estate Management & Development — 0.7%
49,944	CBRE Group, Inc., Class A(a)	6,726,957
	Software — 4.8%
50,600	Adobe, Inc.(a)	10,374,012
35,800	Roper Technologies, Inc.	12,114,362
139,292	Salesforce, Inc.	21,821,485
		44,309,859
	Textiles, Apparel & Luxury Goods — 1.1%
253,055	NIKE, Inc., Class B	10,387,908
	Trading Companies & Distributors — 1.8%
113,300	AerCap Holdings NV	16,516,874
	Total Common Stocks (Identified Cost $760,609,552)	887,808,791
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.9%
$36,592,608	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $36,594,794 on 7/01/2026 collateralized by $24,900 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $24,918; $37,027,000 U.S. Treasury Note, 3.875% due 3/15/2028 valued at $37,299,549 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $36,592,608)	$36,592,608
	Total Investments — 100.0% (Identified Cost $797,202,160)	924,401,399
	Other assets less liabilities — (0.0)%	(260,798)
	Net Assets — 100.0%	$924,140,601

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.0% of Net Assets
	China — 1.4%
290,600	Alibaba Group Holding Ltd.	$3,483,844
	Denmark — 2.3%
24,250	DSV AS	5,770,367
	France — 20.9%
110,375	Accor SA	6,402,292
23,600	Airbus SE	5,250,803
71,691	BNP Paribas SA	8,373,018
35,616	Bureau Veritas SA	1,090,875
20,598	Capgemini SE	2,067,885
56,800	Danone SA	4,642,736
205,600	Dassault Systemes SE	4,193,674
96,596	Edenred SE	2,483,109
11,870	Kering SA	3,357,628
10,850	LVMH Moet Hennessy Louis Vuitton SE	6,000,702
53,000	Pernod Ricard SA	3,852,452
39,492	Publicis Groupe SA	3,902,713
		51,617,887
	Germany — 22.4%
37,400	adidas AG	7,675,580
7,831	Allianz SE	3,706,788
89,958	Bayer AG	4,975,412
66,300	Bayerische Motoren Werke AG	4,352,509
71,226	Brenntag SE	4,331,059
47,873	Continental AG	3,961,256
95,081	Daimler Truck Holding AG	4,585,666
55,400	Fresenius SE & Co. KGaA	2,531,028
40,427	SAP SE	6,231,747
92,284	Siemens Healthineers AG	3,599,312
65,600	Symrise AG	6,580,323
217,974	thyssenkrupp AG	2,595,912
		55,126,592
	India — 1.4%
240,775	Axis Bank Ltd.	3,426,747
	Indonesia — 0.4%
4,932,000	Bank Mandiri Persero Tbk. PT	1,063,768
	Ireland — 0.6%
9,365	Ryanair Holdings PLC, ADR	606,384
25,500	Ryanair Holdings PLC	797,097
		1,403,481
	Italy — 1.4%
500,235	Intesa Sanpaolo SpA	3,438,259
	Japan — 5.5%
409,300	Asahi Group Holdings Ltd.	3,891,076
166,200	Fujitsu Ltd.	3,302,393
8,400	SMC Corp.	3,755,524
436,900	Unicharm Corp.	2,531,806
		13,480,799
	Korea — 3.0%
211,500	Coupang, Inc.(a)	3,673,755
36,097	KB Financial Group, Inc.	3,734,856
		7,408,611
	Mexico — 1.2%
24,000	Fomento Economico Mexicano SAB de CV, ADR	3,069,600
	Netherlands — 7.7%
56,541	Akzo Nobel NV	3,845,117
1,440	ASML Holding NV	2,864,794
Shares	Description	Value (†)
	Netherlands — continued
47,300	ASR Nederland NV	$3,572,135
37,200	IMCD NV	3,363,766
124,996	Prosus NV	5,431,526
		19,077,338
	Sweden — 2.3%
669,800	Hexagon AB, Class B	5,541,488
	Switzerland — 3.0%
17,783	Cie Financiere Richemont SA, Class A	4,104,821
495,180	Glencore PLC(a)	3,376,346
		7,481,167
	United Kingdom — 15.6%
17,550	AstraZeneca PLC	3,327,831
149,468	Bunzl PLC	5,216,252
219,100	Compass Group PLC	7,078,975
119,700	Diageo PLC	2,410,768
241,000	Haleon PLC, ADR	2,248,530
29,600	London Stock Exchange Group PLC	3,200,220
285,857	Prudential PLC	3,796,755
93,326	Reckitt Benckiser Group PLC	6,078,654
85,600	Unilever PLC	5,141,784
		38,499,769
	United States — 4.9%
472,781	CNH Industrial NV	5,309,331
89,950	Sunbelt Rentals Holdings, Inc.	6,729,159
		12,038,490
	Total Common Stocks (Identified Cost $202,940,812)	231,928,207

Preferred Stocks — 1.7%
	Korea — 1.7%
30,250	Samsung Electronics Co. Ltd., 0.791%, (KRW) (Identified Cost $1,107,554)	4,265,926

Principal Amount
Short-Term Investments — 3.2%
$7,906,302	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $7,906,775 on 7/01/2026 collateralized by $8,058,600 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $8,064,565 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,906,302)	7,906,302
	Total Investments — 98.9% (Identified Cost $211,954,668)	244,100,435
	Other assets less liabilities — 1.1%	2,596,936
	Net Assets — 100.0%	$246,697,371

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Oakmark International Fund (continued)

KRW	South Korean Won
Currency Exposure Summary at June 30, 2026 (Unaudited)
Euro	51.5%
United States Dollar	17.4
British Pound	11.9
Japanese Yen	5.5
South Korean Won	3.2
Danish Krone	2.3
Swedish Krona	2.3
Other, less than 2% each	4.8
Total Investments	98.9
Other assets less liabilities	1.1
Net Assets	100.0%
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Aerospace & Defense — 1.9%
101,951	Boeing Co.(a)	$22,069,333
	Air Freight & Logistics — 0.5%
36,258	Expeditors International of Washington, Inc.	5,909,329
	Automobile Components — 0.2%
222,917	Mobileye Global, Inc., Class A(a)	2,157,837
	Automobiles — 4.7%
176,000	General Motors Co.	13,566,080
98,120	Tesla, Inc.(a)	41,269,272
		54,835,352
	Banks — 6.5%
375,100	Bank of America Corp.	21,373,198
183,100	Citigroup, Inc.	25,626,676
6,920	First Citizens BancShares, Inc., Class A	14,399,067
162,600	Wells Fargo & Co.	13,437,264
		74,836,205
	Beverages — 5.1%
9,949	Boston Beer Co., Inc., Class A(a)	1,761,271
63,900	Constellation Brands, Inc., Class A	8,887,851
759,500	Keurig Dr. Pepper, Inc.	24,858,435
250,392	Monster Beverage Corp.(a)	24,067,679
		59,575,236
	Biotechnology — 2.1%
41,418	Alnylam Pharmaceuticals, Inc.(a)	12,468,061
18,169	Regeneron Pharmaceuticals, Inc.	11,329,098
		23,797,159
	Broadline Retail — 3.7%
179,841	Amazon.com, Inc.(a)	42,863,304
	Capital Markets — 6.4%
196,045	Charles Schwab Corp.	18,089,072
11,452	FactSet Research Systems, Inc.	2,634,876
141,500	Intercontinental Exchange, Inc.	17,420,065
9,484	MSCI, Inc.	5,311,419
71,463	SEI Investments Co.	6,268,020
140,700	State Street Corp.	23,862,720
		73,586,172
	Chemicals — 1.9%
256,400	Corteva, Inc.	21,714,516
	Construction Materials — 0.9%
205,800	Amrize Ltd.(a)	10,969,140
	Consumer Finance — 1.9%
109,385	Capital One Financial Corp.	21,944,819
	Entertainment — 3.6%
445,052	Netflix, Inc.(a)	31,776,713
98,269	Walt Disney Co.	9,458,391
		41,235,104
	Financial Services — 5.5%
55,095	Block, Inc.(a)	4,187,220
218,300	Corebridge Financial, Inc.	6,249,929
371,400	Fiserv, Inc.(a)	18,217,170
220,100	Global Payments, Inc.	15,970,456
56,131	Visa, Inc., Class A	19,257,985
		63,882,760
	Ground Transportation — 1.6%
66,300	Union Pacific Corp.	18,033,600
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 2.8%
189,200	GE HealthCare Technologies, Inc.	$12,110,692
10,776	Intuitive Surgical, Inc.(a)	4,285,400
181,200	Zimmer Biomet Holdings, Inc.	15,599,508
		31,995,600
	Health Care Providers & Services — 1.8%
53,900	Elevance Health, Inc.	20,844,747
	Health Care Technology — 0.9%
174,601	Doximity, Inc., Class A(a)	3,621,225
35,627	Veeva Systems, Inc., Class A(a)	6,322,723
		9,943,948
	Hotels, Restaurants & Leisure — 3.0%
152,000	Airbnb, Inc., Class A(a)	21,751,200
73,377	Starbucks Corp.	7,498,396
25,063	Yum China Holdings, Inc.	1,024,325
24,354	Yum! Brands, Inc.	3,893,230
		34,167,151
	Insurance — 3.2%
239,300	American International Group, Inc.	17,835,029
73,700	Willis Towers Watson PLC	19,262,969
		37,097,998
	Interactive Media & Services — 8.0%
164,105	Alphabet, Inc., Class A	58,646,204
1,995	Alphabet, Inc., Class C	704,893
59,676	Meta Platforms, Inc., Class A	33,614,894
		92,965,991
	IT Services — 1.6%
67,400	Accenture PLC, Class A	8,387,256
90,919	Shopify, Inc., Class A(a)	10,381,131
		18,768,387
	Life Sciences Tools & Services — 1.4%
15,180	Illumina, Inc.(a)	2,669,099
72,900	IQVIA Holdings, Inc.(a)	14,085,738
		16,754,837
	Machinery — 0.6%
11,157	Deere & Co.	7,077,220
	Media — 0.0%
3,900	Charter Communications, Inc., Class A(a)	554,619
	Oil, Gas & Consumable Fuels — 4.2%
157,600	ConocoPhillips	16,384,096
60,400	Phillips 66	10,210,620
84,000	Targa Resources Corp.	22,523,760
		49,118,476
	Passenger Airlines — 2.1%
255,600	Delta Air Lines, Inc.	23,939,496
	Pharmaceuticals — 3.2%
161,200	Merck & Co., Inc.	20,714,200
28,999	Novartis AG, ADR	4,544,723
157,560	Novo Nordisk AS, ADR	7,553,427
87,644	Roche Holding AG, ADR	4,500,519
		37,312,869
	Professional Services — 1.1%
78,100	Equifax, Inc.	12,396,032
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 7.5%
57,857	ARM Holdings PLC, ADR(a)	$20,514,356
329,352	NVIDIA Corp.	65,900,042
		86,414,398
	Software — 7.5%
43,300	Adobe, Inc.(a)	8,877,366
51,827	Autodesk, Inc.(a)	10,076,205
53,599	Microsoft Corp.	19,993,499
127,980	Oracle Corp.	18,755,469
157,421	Salesforce, Inc.	24,661,574
38,688	Workday, Inc., Class A(a)	4,736,185
		87,100,298
	Textiles, Apparel & Luxury Goods — 1.0%
292,751	NIKE, Inc., Class B	12,017,429
	Trading Companies & Distributors — 1.2%
94,700	AerCap Holdings NV	13,805,366
	Total Common Stocks (Identified Cost $727,114,107)	1,129,684,728

Principal Amount
Short-Term Investments — 2.0%
$23,627,095	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $23,628,506 on 7/01/2026 collateralized by $24,082,100 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $24,099,806 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $23,627,095)	23,627,095
	Total Investments — 99.6% (Identified Cost $750,741,202)	1,153,311,823
	Other assets less liabilities — 0.4%	4,543,596
	Net Assets — 100.0%	$1,157,855,419

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 12.5%
20,600	ATI, Inc.(a)	$4,060,260
23,840	BWX Technologies, Inc.	4,640,456
9,265	Curtiss-Wright Corp.	7,020,646
37,430	Embraer SA, ADR	2,388,034
19,210	Hexcel Corp.	1,922,153
21,135	Howmet Aerospace, Inc.	5,682,356
11,670	Moog, Inc., Class A	4,946,213
		30,660,118
	Banks — 1.9%
128,439	Huntington Bancshares, Inc.	2,277,223
14,680	Western Alliance Bancorp	1,206,696
18,630	Zions Bancorp NA	1,289,010
		4,772,929
	Communications Equipment — 1.4%
7,135	Ciena Corp.(a)	3,500,146
	Construction & Engineering — 5.3%
12,550	Arcosa, Inc.	1,823,390
3,520	Argan, Inc.	2,810,896
36,520	Construction Partners, Inc., Class A(a)	4,337,480
7,070	Valmont Industries, Inc.	4,083,632
		13,055,398
	Construction Materials — 2.2%
18,020	Vulcan Materials Co.	5,316,080
	Electric Utilities — 6.4%
102,250	Alliant Energy Corp.	7,800,653
90,480	Evergy, Inc.	7,820,186
		15,620,839
	Electrical Equipment — 13.3%
12,530	AMETEK, Inc.	3,031,508
2,344	GE Vernova, Inc.	2,753,872
11,920	Generac Holdings, Inc.(a)	3,490,295
16,830	Hubbell, Inc.	8,805,456
29,755	nVent Electric PLC	5,046,746
17,260	Regal Rexnord Corp.	4,111,159
6,505	Rockwell Automation, Inc.	3,220,495
5,365	Vicor Corp.(a)	2,037,520
		32,497,051
	Electronic Equipment, Instruments & Components — 5.8%
11,060	Coherent Corp.(a)	4,362,838
5,745	Fabrinet(a)	3,229,150
3,745	Littelfuse, Inc.	1,705,211
19,895	Sanmina Corp.(a)	5,035,026
		14,332,225
	Energy Equipment & Services — 4.9%
70,725	Baker Hughes Co.	3,925,237
86,530	SLB Ltd.	4,022,780
62,360	TechnipFMC PLC	4,134,468
		12,082,485
	Financial Services — 0.9%
136,240	Rocket Cos., Inc., Class A(a)	2,145,780
	Ground Transportation — 1.6%
2,605	Saia, Inc.(a)	1,097,122
13,185	XPO, Inc.(a)	2,706,748
		3,803,870
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 4.9%
208,450	Carnival Corp. Ltd.	$5,955,417
19,050	Royal Caribbean Cruises Ltd.	6,048,946
		12,004,363
	Household Durables — 4.9%
14,855	Dr. Horton, Inc.	2,419,582
36,900	SharkNinja, Inc.(a)	5,618,763
24,245	Toll Brothers, Inc.	3,994,364
		12,032,709
	IT Services — 2.3%
40,710	Okta, Inc.(a)	5,554,880
	Life Sciences Tools & Services — 0.5%
9,845	Agilent Technologies, Inc.	1,307,711
	Machinery — 4.2%
23,615	Crane Co.	5,267,798
66,275	Flowserve Corp.	4,914,954
		10,182,752
	Metals & Mining — 2.2%
127,535	Hudbay Minerals, Inc.	3,011,101
10,350	Nucor Corp.	2,305,463
		5,316,564
	Multi-Utilities — 6.0%
95,720	CMS Energy Corp.	7,322,580
63,500	WEC Energy Group, Inc.	7,414,895
		14,737,475
	Real Estate Management & Development — 0.5%
85,620	Cushman & Wakefield Ltd.(a)	1,146,452
	Semiconductors & Semiconductor Equipment — 8.0%
31,800	Marvell Technology, Inc.	9,472,902
47,835	Microchip Technology, Inc.	4,362,552
4,095	Monolithic Power Systems, Inc.	5,660,764
		19,496,218
	Specialty Retail — 5.7%
1,549	AutoZone, Inc.(a)	4,950,511
21,235	Burlington Stores, Inc.(a)	6,727,248
123,560	Gap, Inc.	2,308,101
		13,985,860
	Technology Hardware, Storage & Peripherals — 3.2%
3,478	Sandisk Corp.(a)	7,908,033
	Trading Companies & Distributors — 0.6%
4,505	WESCO International, Inc.	1,556,162
	Total Common Stocks (Identified Cost $181,089,265)	243,016,100
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.3%
$3,165,722	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $3,165,911 on 7/01/2026 collateralized by $3,226,700 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $3,229,086 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,165,722)	$3,165,722
	Total Investments — 100.5% (Identified Cost $184,254,987)	246,181,822
	Other assets less liabilities — (0.5)%	(1,187,572)
	Net Assets — 100.0%	$244,994,250

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Vaughan Nelson Small Cap Fund

Shares	Description	Value (†)
Common Stocks — 93.2% of Net Assets
	Aerospace & Defense — 3.0%
210,175	Hexcel Corp.	$21,030,111
57,085	Moog, Inc., Class A	24,194,906
		45,225,017
	Automobile Components — 2.4%
1,008,150	Garrett Motion, Inc.	36,525,275
	Banks — 16.2%
210,575	Ameris Bancorp	19,006,500
593,700	Columbia Banking System, Inc.	19,028,085
159,397	Cullen/Frost Bankers, Inc.	24,630,024
568,595	First Financial Bancorp	19,235,569
374,805	Glacier Bancorp, Inc.	19,332,442
735,705	Old National Bancorp	19,054,759
175,559	Prosperity Bancshares, Inc.	12,821,074
225,373	Southstate Bank Corp.	22,514,763
126,225	UMB Financial Corp.	18,019,881
394,795	United Bankshares, Inc.	18,093,455
497,180	United Community Banks, Inc.	17,446,046
116,710	Wintrust Financial Corp.	18,757,631
244,315	WSFS Financial Corp.	18,746,290
		246,686,519
	Beverages — 2.2%
171,800	Coca-Cola Consolidated, Inc.	32,800,056
	Building Products — 2.6%
108,120	Carlisle Cos., Inc.	39,220,530
	Capital Markets — 3.5%
853,185	Artisan Partners Asset Management, Inc., Class A	29,460,478
178,275	Houlihan Lokey, Inc.	23,912,026
		53,372,504
	Chemicals — 4.7%
510,776	Element Solutions, Inc.	24,389,554
56,312	Hawkins, Inc.	8,001,935
323,065	Sensient Technologies Corp.	39,830,684
		72,222,173
	Commercial Services & Supplies — 2.0%
104,055	Clean Harbors, Inc.(a)	31,086,431
	Construction & Engineering — 2.2%
58,730	Valmont Industries, Inc.	33,922,448
	Consumer Finance — 1.6%
112,832	FirstCash Holdings, Inc.	24,407,818
	Diversified Telecommunication Services — 1.0%
1,896,935	Lumen Technologies, Inc.(a)	14,568,461
	Electrical Equipment — 0.5%
18,375	Vicor Corp.(a)	6,978,458
	Electronic Equipment, Instruments & Components — 2.7%
134,700	Insight Enterprises, Inc.(a)	16,406,460
98,755	Sanmina Corp.(a)	24,992,915
		41,399,375
	Energy Equipment & Services — 2.4%
351,700	Archrock, Inc.	14,317,707
201,710	Noble Corp. PLC	7,523,783
1,341,825	TETRA Technologies, Inc.(a)	15,202,877
		37,044,367
Shares	Description	Value (†)
	Gas Utilities — 3.3%
504,671	Northwest Natural Holding Co.	$24,759,159
325,095	Spire, Inc.	25,386,669
		50,145,828
	Health Care Equipment & Supplies — 1.8%
144,230	Glaukos Corp.(a)	20,157,585
97,855	Globus Medical, Inc., Class A(a)	7,731,523
		27,889,108
	Health Care Providers & Services — 1.2%
643,730	Acadia Healthcare Co., Inc.(a)	19,009,347
	Hotels, Restaurants & Leisure — 5.9%
483,060	Life Time Group Holdings, Inc.(a)	19,728,170
645,455	MGM Resorts International(a)	30,859,204
1,130,560	Norwegian Cruise Line Holdings Ltd.(a)	23,866,122
242,088	Red Rock Resorts, Inc., Class A	15,750,245
		90,203,741
	Insurance — 4.8%
242,805	First American Financial Corp.	16,653,995
128,790	Hanover Insurance Group, Inc.	27,576,515
293,221	Selective Insurance Group, Inc.	28,445,369
		72,675,879
	Life Sciences Tools & Services — 4.4%
2,698,250	Avantor, Inc.(a)	26,712,675
359,620	Revvity, Inc.	40,011,321
		66,723,996
	Machinery — 5.1%
186,955	Federal Signal Corp.	24,021,848
216,350	JBT Marel Corp.	31,370,750
181,370	Mueller Industries, Inc.	22,295,814
		77,688,412
	Metals & Mining — 2.1%
110,485	Commercial Metals Co.	6,932,934
527,805	Hudbay Minerals, Inc.	12,461,476
152,310	Warrior Met Coal, Inc.	12,361,479
		31,755,889
	Mortgage Real Estate Investment Trusts (REITs) — 1.5%
2,095,720	AGNC Investment Corp.	22,843,348
	Oil, Gas & Consumable Fuels — 2.5%
547,955	Antero Resources Corp.(a)	19,255,139
158,500	Matador Resources Co.	7,890,130
567,810	Permian Resources Corp., Class A	10,453,382
		37,598,651
	Real Estate Management & Development — 2.3%
2,663,590	Cushman & Wakefield Ltd.(a)	35,665,470
	Semiconductors & Semiconductor Equipment — 0.8%
371,090	Photronics, Inc.(a)	12,071,558
	Software — 1.6%
850,695	Unity Software, Inc.(a)	24,312,863
	Specialty Retail — 5.7%
1,078,635	Bath & Body Works, Inc.	24,948,827
810,233	Valvoline, Inc.(a)	32,036,613
989,205	Warby Parker, Inc., Class A(a)	30,012,480
		86,997,920
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Vaughan Nelson Small Cap Fund (continued)
Shares	Description	Value (†)
	Trading Companies & Distributors — 3.2%
202,304	GATX Corp.	$35,846,246
168,295	Rush Enterprises, Inc., Class A	12,283,010
		48,129,256
	Total Common Stocks (Identified Cost $1,190,600,483)	1,419,170,698

Exchange-Traded Funds — 4.8%
332,840	iShares Russell 2000 Value ETF (Identified Cost $70,172,708)	73,624,208

Principal Amount
Short-Term Investments — 1.9%
$28,441,927	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $28,443,626 on 7/01/2026 collateralized by $28,989,600 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $29,010,859 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $28,441,927)	28,441,927
	Total Investments — 99.9% (Identified Cost $1,289,215,118)	1,521,236,833
	Other assets less liabilities — 0.1%	2,004,893
	Net Assets — 100.0%	$1,523,241,726

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
11 |

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$20,144,277	$797,202,160	$211,954,668	$750,741,202
Net unrealized appreciation	3,966,769	127,199,239	32,145,767	402,570,621
Investments at value	24,111,046	924,401,399	244,100,435	1,153,311,823
Cash	—	45	371	491,579
Foreign currency at value (identified cost $21,555, $0, $12,820 and $0, respectively)	21,540	—	12,821	—
Receivable for Fund shares sold	—	476,869	11,410	130,867
Receivable from investment adviser (Note 5)	4,710	—	—	—
Receivable for securities sold	8,174	1,329,468	466,035	5,915,596
Dividends and interest receivable	22,955	753,792	281,284	724,231
Tax reclaims receivable	106,168	—	3,880,451	245,362
Prepaid expenses	543	548	548	548
TOTAL ASSETS	24,275,136	926,962,121	248,753,355	1,160,820,006
LIABILITIES
Payable for securities purchased	33,637	228,579	986,821	509,952
Payable for Fund shares redeemed	—	848,634	87,235	982,611
Foreign taxes payable (Note 2)	—	—	134,565	—
Management fees payable (Note 5)	—	454,997	122,150	651,323
Deferred Trustees’ fees (Note 5)	18,056	1,094,884	170,557	643,607
Administrative fees payable (Note 5)	851	32,977	8,621	41,253
Payable to distributor (Note 5d)	89	7,442	2,654	5,059
Audit and tax services fees payable	26,635	25,627	40,266	26,381
Tax reclaim payable	—	—	445,291	—
Other accounts payable and accrued expenses	40,151	128,380	57,824	104,401
TOTAL LIABILITIES	119,419	2,821,520	2,055,984	2,964,587
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$24,155,717	$924,140,601	$246,697,371	$1,157,855,419
NET ASSETS CONSIST OF:
Paid-in capital	$20,060,747	$751,961,035	$312,796,801	$663,541,471
Accumulated earnings (loss)	4,094,970	172,179,566	(66,099,430)	494,313,948
NET ASSETS	$24,155,717	$924,140,601	$246,697,371	$1,157,855,419
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$650,961	$293,898,725	$134,498,993	$703,905,992
Shares of beneficial interest	62,092	9,718,024	7,695,785	15,942,144
Net asset value and redemption price per share	$10.48	$30.24	$17.48	$44.15
Offering price per share (100/94.25 of net asset value) (Note 1)	$11.12	$32.08	$18.55	$46.84
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,054	$51,721,818	$9,913,943	$20,560,394
Shares of beneficial interest	103	2,383,689	575,962	1,954,505
Net asset value and offering price per share	$10.21 *	$21.70	$17.21	$10.52
Class N shares:
Net assets	$9,108,026	$6,627,568	$265,833	$4,173,843
Shares of beneficial interest	864,763	197,788	15,272	67,768
Net asset value, offering and redemption price per share	$10.53	$33.51	$17.41	$61.59
Class Y shares:
Net assets	$14,395,676	$571,892,490	$102,018,602	$429,215,190
Shares of beneficial interest	1,367,903	17,141,109	5,863,063	6,998,763
Net asset value, offering and redemption price per share	$10.52	$33.36	$17.40	$61.33

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
ASSETS
Investments at cost	$184,254,987	$1,289,215,118
Net unrealized appreciation	61,926,835	232,021,715
Investments at value	246,181,822	1,521,236,833
Cash	—	4,021,311
Receivable for Fund shares sold	112,831	6,548,670
Receivable for securities sold	—	7,851,194
Dividends and interest receivable	111,439	946,834
Prepaid expenses	548	548
TOTAL ASSETS	246,406,640	1,540,605,390
LIABILITIES
Payable for securities purchased	850,807	14,656,885
Payable for Fund shares redeemed	21,375	1,233,111
Management fees payable (Note 5)	121,996	928,569
Deferred Trustees’ fees (Note 5)	334,671	297,467
Administrative fees payable (Note 5)	8,000	51,380
Payable to distributor (Note 5d)	2,149	14,895
Audit and tax services fees payable	26,356	27,643
Other accounts payable and accrued expenses	47,036	153,714
TOTAL LIABILITIES	1,412,390	17,363,664
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$244,994,250	$1,523,241,726
NET ASSETS CONSIST OF:
Paid-in capital	$172,187,375	$1,182,004,819
Accumulated earnings	72,806,875	341,236,907
NET ASSETS	$244,994,250	$1,523,241,726
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$48,365,162	$271,097,358
Shares of beneficial interest	2,182,666	11,889,565
Net asset value and redemption price per share	$22.16	$22.80
Offering price per share (100/94.25 of net asset value) (Note 1)	$23.51	$24.19
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$3,007,110	$8,077,049
Shares of beneficial interest	168,426	1,272,147
Net asset value and offering price per share	$17.85	$6.35
Class N shares:
Net assets	$14,507,829	$339,941,979
Shares of beneficial interest	632,790	13,853,378
Net asset value, offering and redemption price per share	$22.93	$24.54
Class Y shares:
Net assets	$179,114,149	$904,125,340
Shares of beneficial interest	7,793,110	36,915,672
Net asset value, offering and redemption price per share	$22.98	$24.49

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$281,628	$8,830,331	$4,903,247	$7,014,842
Interest	4,061	236,769	60,984	184,244
Tax reclaims (Note 2e)	—	—	17,438	—
Less net foreign taxes withheld	(24,728)	—	(402,536)	(70,687)
	260,961	9,067,100	4,579,133	7,128,399
Expenses
Management fees (Note 5)	92,878	3,398,797	1,031,886	4,080,214
Service and distribution fees (Note 5)	769	647,940	222,750	1,021,948
Administrative fees (Note 5)	5,245	227,744	54,080	258,016
Trustees' fees and expenses (Note 5)	14,022	67,705	22,956	54,547
Transfer agent fees and expenses (Notes 5, 6 and 7)	9,457	485,736	131,076	367,851
Audit and tax services fees	24,289	23,675	37,913	24,202
Custodian fees and expenses	5,994	14,272	27,290	18,671
Interest expense (Note 11)	1,521	19,780	28,271	—
Legal fees	535	23,922	5,414	25,788
Registration fees	33,869	67,686	46,763	73,289
Shareholder reporting expenses	15,129	50,631	25,019	32,809
Tax reclaim expenses (Note 2e)	—	—	182,387	—
Miscellaneous expenses	23,581	35,398	30,152	38,126
Total expenses	227,289	5,063,286	1,845,957	5,995,461
Less waiver and/or expense reimbursement (Note 5)	(108,597)	(182,857)	(261,204)	(800)
Less expense offset (Note 7)	(1,086)	(21,044)	(5,219)	(28,999)
Net expenses	117,606	4,859,385	1,579,534	5,965,662
Net investment income	143,355	4,207,715	2,999,599	1,162,737
Net realized and unrealized gain (loss) on Investments, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	592,571	48,970,991	22,904,547	95,810,391
Forward foreign currency contracts (Note 2d)	—	—	382	—
Foreign currency transactions (Note 2c)	(6,066)	—	(107,807)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,851,714)	(52,332,103)	(21,699,371)	(125,343,310)
Foreign currency translations (Note 2c)	(2,643)	—	(118,003)	—
Net realized and unrealized gain (loss) on Investments, Forward foreign currency contracts and Foreign currency transactions	(2,267,852)	(3,361,112)	979,748	(29,532,919)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,124,497)	$846,603	$3,979,347	$(28,370,182)
See accompanying notes to financial statements.
15 |

Statements of Operations (continued)
For the Six Months Ended June 30, 2026 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
INVESTMENT INCOME
Dividends	$1,031,249	$11,256,821
Interest	41,634	681,402
Less net foreign taxes withheld	(385)	(701)
	1,072,498	11,937,522
Expenses
Management fees (Note 5)	735,399	6,003,150
Service and distribution fees (Note 5)	66,559	395,906
Administrative fees (Note 5)	41,554	299,271
Trustees' fees and expenses (Note 5)	27,987	45,944
Transfer agent fees and expenses (Notes 5, 6 and 7)	85,933	604,683
Audit and tax services fees	24,104	23,725
Custodian fees and expenses	5,159	16,342
Legal fees	3,323	27,482
Registration fees	44,330	166,746
Shareholder reporting expenses	20,079	69,797
Miscellaneous expenses	17,769	36,855
Total expenses	1,072,196	7,689,901
Less waiver and/or expense reimbursement (Note 5)	(124,270)	(280,055)
Less expense offset (Note 7)	(5,963)	(27,714)
Net expenses	941,963	7,382,132
Net investment income	130,535	4,555,390
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	11,932,066	112,269,429
Foreign currency transactions (Note 2c)	(41)	(69)
Net change in unrealized appreciation (depreciation) on:
Investments	30,865,974	53,545,162
Net realized and unrealized gain on Investments and Foreign currency transactions	42,797,999	165,814,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,928,534	$170,369,912
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$143,355	$147,576	$4,207,715	$8,909,351
Net realized gain (loss) on investments and foreign currency transactions	586,505	(191,617)	48,970,991	98,042,678
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,854,357)	2,880,669	(52,332,103)	42,470,573
Net increase (decrease) in net assets resulting from operations	(2,124,497)	2,836,628	846,603	149,422,602
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(711)	(7,339)	(12,767,096)	(21,426,048)
Class C	—	(14)	(3,113,479)	(4,976,563)
Class N	(9,940)	(191,119)	(167,003)	(273,318)
Class Y	(15,379)	(342,174)	(27,696,255)	(51,697,418)
Total distributions	(26,030)	(540,646)	(43,743,833)	(78,373,347)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(5,608,474)	555,645	(234,334,706)	258,783,420
Net increase (decrease) in net assets	(7,759,001)	2,851,627	(277,231,936)	329,832,675
NET ASSETS
Beginning of the period	31,914,718	29,063,091	1,201,372,537	871,539,862
End of the period	$24,155,717	$31,914,718	$924,140,601	$1,201,372,537
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$2,999,599	$6,731,341	$1,162,737	$978,701
Net realized gain on investments, forward foreign currency contracts and foreign currency transactions	22,797,122	9,425,132	95,810,391	106,606,984
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,817,374)	60,501,866	(125,343,310)	87,980,515
Net increase (decrease) in net assets resulting from operations	3,979,347	76,658,339	(28,370,182)	195,566,200
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(4,032,762)	(38,141,314)	(44,544,956)
Class C	—	(286,504)	(4,258,476)	(5,089,757)
Class N	—	(14,954)	(143,769)	(126,072)
Class Y	—	(5,157,516)	(17,744,017)	(21,957,486)
Total distributions	—	(9,491,736)	(60,287,576)	(71,718,271)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(62,130,399)	(31,328,823)	(72,648,563)	66,659,478
Net increase (decrease) in net assets	(58,151,052)	35,837,780	(161,306,321)	190,507,407
NET ASSETS
Beginning of the period	304,848,423	269,010,643	1,319,161,740	1,128,654,333
End of the period	$246,697,371	$304,848,423	$1,157,855,419	$1,319,161,740
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$130,535	$544,433	$4,555,390	$11,177,308
Net realized gain on investments and foreign currency transactions	11,932,025	51,862,967	112,269,360	91,688,935
Net change in unrealized appreciation (depreciation) on investments	30,865,974	(27,692,842)	53,545,162	47,931,540
Net increase in net assets resulting from operations	42,928,534	24,714,558	170,369,912	150,797,783
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,282,029)	(13,394,499)	(6,302,595)	(16,148,935)
Class C	(97,779)	(931,044)	(627,847)	(1,385,336)
Class N	(359,737)	(5,116,393)	(6,240,503)	(11,132,297)
Class Y	(4,214,527)	(35,890,420)	(16,730,741)	(43,371,032)
Total distributions	(5,954,072)	(55,332,356)	(29,901,686)	(72,037,600)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	52,903,218	(57,473,813)	90,169,085	(6,439,594)
Net increase (decrease) in net assets	89,877,680	(88,091,611)	230,637,311	72,320,589
NET ASSETS
Beginning of the period	155,116,570	243,208,181	1,292,604,415	1,220,283,826
End of the period	$244,994,250	$155,116,570	$1,523,241,726	$1,292,604,415
See accompanying notes to financial statements.
19 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.45	$10.60	$9.42	$7.84	$9.57	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.03	0.03 (b)	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	(1.01)	0.99	1.20	1.60	(1.71)	(0.41)
Total from Investment Operations	(0.96)	1.02	1.23	1.61	(1.69)	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.03)	(0.05)	(0.03)	(0.04)	(0.01)
Net realized capital gains	—	(0.14)	—	—	—	(0.13)
Total Distributions	(0.01)	(0.17)	(0.05)	(0.03)	(0.04)	(0.14)
Net asset value, end of the period	$10.48	$11.45	$10.60	$9.42	$7.84	$9.57
Total return(c)(d)	(8.37)%(e)	9.89%	13.09%(b)	20.56%	(17.71)%	(4.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$651	$587	$316	$151	$125	$113
Net expenses(f)	1.21%(g)(h)	1.20%	1.21%(i)	1.20%	1.20%	1.20%
Gross expenses	2.11%(g)(h)(j)	1.92%(k)	1.75%(i)	1.87%	2.05%	2.71%
Net investment income (loss)	1.02%(h)	0.29%	0.28%(b)	0.12%	0.26%	(0.07)%
Portfolio turnover rate	10%	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.09%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(j)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 2.09%. See Note 7 of Notes to Financial Statements.
(k)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.91%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.19	$10.42	$9.29	$7.77	$9.51	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.06)	(0.05)(b)	(0.06)	0.02	(0.09)
Net realized and unrealized gain (loss)	(0.98)	0.97	1.18	1.58	(1.76)	(0.40)
Total from Investment Operations	(0.97)	0.91	1.13	1.52	(1.74)	(0.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	(0.00)(c)	—	—	(0.00)(c)
Net realized capital gains	—	(0.14)	—	—	—	(0.13)
Total Distributions	(0.01)	(0.14)	(0.00)	—	—	(0.13)
Net asset value, end of the period	$10.21	$11.19	$10.42	$9.29	$7.77	$9.51
Total return(d)(e)	(8.65)%(f)	9.01%	12.19%(b)	19.56%	(18.30)%	(4.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$1	$1	$38
Net expenses(g)	1.97%(h)(i)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.89%(h)(i)(j)	2.64%(k)	2.57%	2.53%	2.79%	3.46%
Net investment income (loss)	0.17%(i)	(0.57)%	(0.55)%(b)	(0.68)%	0.21%	(0.90)%
Portfolio turnover rate	10%	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.87%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 2.87%. See Note 7 of Notes to Financial Statements.
(k)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 2.63%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.48	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.06	0.05 (b)	0.04	0.05	0.03
Net realized and unrealized gain (loss)	(1.00)	0.99	1.21	1.61	(1.72)	(0.42)
Total from Investment Operations	(0.94)	1.05	1.26	1.65	(1.67)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.06)	(0.07)	(0.06)	(0.06)	(0.03)
Net realized capital gains	—	(0.14)	—	—	—	(0.13)
Total Distributions	(0.01)	(0.20)	(0.07)	(0.06)	(0.06)	(0.16)
Net asset value, end of the period	$10.53	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	(8.17)%(d)	10.15%	13.36%(b)	20.99%	(17.47)%	(3.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,108	$10,970	$10,089	$25,661	$21,331	$22,953
Net expenses(e)	0.91%(f)(g)	0.90%	0.90%(h)	0.90%	0.90%	0.90%
Gross expenses	1.77%(f)(g)	1.56%	1.39%(h)	1.47%	1.67%	1.58%
Net investment income	1.23%(g)	0.51%	0.47%(b)	0.41%	0.62%	0.29%
Portfolio turnover rate	10%	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.76%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.48	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.05	0.06 (b)	0.03	0.04	0.02
Net realized and unrealized gain (loss)	(1.01)	0.99	1.20	1.61	(1.72)	(0.41)
Total from Investment Operations	(0.95)	1.04	1.26	1.64	(1.68)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.07)	(0.05)	(0.05)	(0.03)
Net realized capital gains	—	(0.14)	—	—	—	(0.13)
Total Distributions	(0.01)	(0.19)	(0.07)	(0.05)	(0.05)	(0.16)
Net asset value, end of the period	$10.52	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	(8.26)%(d)	10.09%	13.45%(b)	20.81%	(17.50)%	(3.81)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,396	$20,357	$18,657	$4,911	$3,124	$222
Net expenses(e)	0.96%(f)(g)	0.95%	0.96%(h)	0.95%	0.95%	0.95%
Gross expenses	1.86%(f)(g)(i)	1.67%(j)	1.50%(h)	1.62%	1.80%	2.46%
Net investment income	1.12%(g)	0.46%	0.54%(b)	0.32%	0.47%	0.19%
Portfolio turnover rate	10%	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.84%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(i)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.84%. See Note 7 of Notes to Financial Statements.
(j)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.66%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$31.53	$29.51	$27.24	$21.55	$29.04	$23.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.21	0.25	0.20	0.17	0.07
Net realized and unrealized gain (loss)	(0.08)	4.06	4.04	6.48	(4.00)	7.81
Total from Investment Operations	0.02	4.27	4.29	6.68	(3.83)	7.88
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	(0.26)	(0.16)	(0.20)	(0.05)
Net realized capital gains	(1.31)	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(1.31)	(2.25)	(2.02)	(0.99)	(3.66)	(2.04)
Net asset value, end of the period	$30.24	$31.53	$29.51	$27.24	$21.55	$29.04
Total return(b)(c)	0.09%(d)	14.86%	15.82%	30.96%	(13.30)%	33.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$293,899	$313,337	$289,368	$257,098	$192,750	$222,435
Net expenses(e)	1.03%(f)	1.03%	1.04%(g)	1.05%	1.05%	1.12%(h)
Gross expenses	1.07%(f)	1.06%	1.09%	1.15%	1.10%	1.14%
Net investment income	0.66%(f)	0.70%	0.86%	0.81%	0.65%	0.25%
Portfolio turnover rate	16%	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$23.08	$22.18	$20.92	$16.74	$23.50	$19.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.01)	0.03	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss)	(0.06)	3.01	3.08	5.01	(3.23)	6.44
Total from Investment Operations	(0.07)	3.00	3.11	5.02	(3.25)	6.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.09)	(0.01)	(0.05)	(0.00)(b)
Net realized capital gains	(1.31)	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(1.31)	(2.10)	(1.85)	(0.84)	(3.51)	(1.99)
Net asset value, end of the period	$21.70	$23.08	$22.18	$20.92	$16.74	$23.50
Total return(c)(d)	(0.28)%(e)	14.03%	14.95%	29.99%	(13.97)%	32.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$51,722	$58,090	$55,187	$55,880	$51,987	$50,042
Net expenses(f)	1.78%(g)	1.78%	1.79%(h)	1.80%	1.80%	1.87%(i)
Gross expenses	1.82%(g)	1.81%	1.84%	1.90%	1.85%	1.89%
Net investment income (loss)	(0.09)%(g)	(0.05)%	0.11%	0.05%	(0.10)%	(0.49)%
Portfolio turnover rate	16%	53%	51%	40%	69%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$34.74	$32.29	$29.63	$23.36	$31.13	$24.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.33	0.38	0.30	0.26	0.23
Net realized and unrealized gain (loss)	(0.08)	4.47	4.39	7.03	(4.29)	8.31
Total from Investment Operations	0.08	4.80	4.77	7.33	(4.03)	8.54
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)	(0.35)	(0.23)	(0.28)	(0.14)
Net realized capital gains	(1.31)	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(1.31)	(2.35)	(2.11)	(1.06)	(3.74)	(2.13)
Net asset value, end of the period	$33.51	$34.74	$32.29	$29.63	$23.36	$31.13
Total return(b)	0.25%(c)	15.20%	16.17%	31.35%	(13.06)%	34.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$6,628	$4,680	$1,718	$647	$517	$682
Net expenses(d)	0.73%(e)	0.73%	0.74%(f)	0.75%	0.75%	0.80%(g)
Gross expenses	0.80%(e)(h)	0.81%(i)	0.89%(j)	1.03%	0.93%	1.55%
Net investment income	0.97%(e)	0.99%	1.16%	1.11%	0.93%	0.79%
Portfolio turnover rate	16%	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(h)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 0.77%. Note 7 of Notes to Financial Statements.
(i)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 0.79%.
(j)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 0.87%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$34.61	$32.18	$29.53	$23.29	$31.04	$24.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.32	0.36	0.31	0.25	0.17
Net realized and unrealized gain (loss)	(0.09)	4.44	4.39	6.98	(4.28)	8.31
Total from Investment Operations	0.06	4.76	4.75	7.29	(4.03)	8.48
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.34)	(0.22)	(0.26)	(0.13)
Net realized capital gains	(1.31)	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(1.31)	(2.33)	(2.10)	(1.05)	(3.72)	(2.12)
Net asset value, end of the period	$33.36	$34.61	$32.18	$29.53	$23.29	$31.04
Total return(b)	0.20%(c)	15.15%	16.13%	31.28%	(13.10)%	34.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$571,892	$825,265	$525,267	$323,867	$103,213	$99,008
Net expenses(d)	0.78%(e)	0.78%	0.79%(f)	0.80%	0.80%	0.86%(g)
Gross expenses	0.82%(e)	0.81%	0.84%	0.90%	0.85%	0.89%
Net investment income	0.90%(e)	0.96%	1.12%	1.13%	0.89%	0.56%
Portfolio turnover rate	16%	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$17.36	$13.49	$14.64	$12.52	$15.15	$14.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.36	0.26	0.26 (b)	0.19	0.27 (c)
Net realized and unrealized gain (loss)	(0.08)(d)	4.05	(1.01)	2.11	(2.60)	0.96
Total from Investment Operations	0.12	4.41	(0.75)	2.37	(2.41)	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.54)	(0.40)	(0.25)	(0.22)	(0.23)
Net asset value, end of the period	$17.48	$17.36	$13.49	$14.64	$12.52	$15.15
Total return(e)(f)	0.75%(g)	32.60%	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$134,499	$133,269	$111,397	$142,825	$120,316	$152,900
Net expenses(h)	1.32%(i)(j)(k)	1.28%(j)	1.15%	1.15%	1.15%	1.17%(l)
Gross expenses	1.52%(i)(k)	1.55%(j)	1.38%	1.37%	1.38%	1.34%
Net investment income	2.37%(k)	2.26%	1.84%	1.84%(b)	1.48%	1.73%(c)
Portfolio turnover rate	30%	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 1.50%.
(j)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 5 of Notes to Financial Statements.

(k)	Computed on an annualized basis for periods less than one year.
(l)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$17.16	$13.31	$14.42	$12.31	$14.86	$13.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.24	0.15	0.16 (b)	0.10	0.13 (c)
Net realized and unrealized gain (loss)	(0.07)(d)	3.98	(1.00)	2.06	(2.55)	0.97
Total from Investment Operations	0.05	4.22	(0.85)	2.22	(2.45)	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.37)	(0.26)	(0.11)	(0.10)	(0.09)
Net asset value, end of the period	$17.21	$17.16	$13.31	$14.42	$12.31	$14.86
Total return(e)(f)	0.35%(g)	31.66%	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,914	$13,384	$17,235	$28,598	$39,202	$69,335
Net expenses(h)	2.08%(i)(j)(k)	2.00%(j)	1.90%	1.90%	1.90%	1.93%(l)
Gross expenses	2.29%(i)(k)	2.28%(j)	2.13%	2.12%	2.13%	2.09%
Net investment income	1.45%(k)	1.56%	1.08%	1.18%(b)	0.78%	0.85%(c)
Portfolio turnover rate	30%	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.05% and the ratio of gross expenses would have been 2.26%.
(j)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 5 of Notes to Financial Statements.

(k)	Computed on an annualized basis for periods less than one year.
(l)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$17.26	$13.42	$14.57	$12.46	$15.08	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.43	0.24	0.29 (b)	0.32	0.38 (c)
Net realized and unrealized gain (loss)	(0.04)(d)	4.00	(0.94)	2.11	(2.68)	0.89
Total from Investment Operations	0.15	4.43	(0.70)	2.40	(2.36)	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.59)	(0.45)	(0.29)	(0.26)	(0.28)
Net asset value, end of the period	$17.41	$17.26	$13.42	$14.57	$12.46	$15.08
Total return(e)	0.93%(f)	32.91%	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$266	$454	$407	$348	$222	$704
Net expenses(g)	1.04%(h)(i)(j)	0.96%(i)	0.85%	0.85%	0.85%	0.87%(k)
Gross expenses	1.61%(h)(j)(l)	1.38%(i)(m)	1.21%(n)	1.44%	1.01%	1.25%
Net investment income	2.19%(j)	2.77%	1.69%	2.08%(b)	2.56%	2.49%(c)
Portfolio turnover rate	30%	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.02% and the ratio of gross expenses would have been 1.58%.
(i)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 5 of Notes to Financial Statements.

(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(l)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.60%. See Note 7 of Notes to Financial Statements.
(m)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.37%.
(n)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.19%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$17.26	$13.41	$14.56	$12.45	$15.07	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.39	0.29	0.29 (b)	0.22	0.30 (c)
Net realized and unrealized gain (loss)	(0.07)(d)	4.04	(1.00)	2.11	(2.58)	0.96
Total from Investment Operations	0.14	4.43	(0.71)	2.40	(2.36)	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.58)	(0.44)	(0.29)	(0.26)	(0.27)
Net asset value, end of the period	$17.40	$17.26	$13.41	$14.56	$12.45	$15.07
Total return(e)	0.87%(f)	32.94%	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,019	$157,741	$139,971	$216,862	$200,175	$312,930
Net expenses(g)	1.06%(h)(i)(j)	1.03%(i)	0.90%	0.90%	0.90%	0.92%(k)
Gross expenses	1.27%(h)(j)	1.30%(i)	1.13%	1.12%	1.13%	1.09%
Net investment income	2.42%(j)	2.46%	2.04%	2.08%(b)	1.66%	1.96%(c)
Portfolio turnover rate	30%	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.04% and the ratio of gross expenses would have been 1.24%.
(i)
The net expense ratio presented above includes expenses excluded from the Fund's expense limitation agreement and, therefore, exceeds the contractual expense limitation. See Note 5 of Notes to Financial Statements.

(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$47.68	$43.26	$36.73	$29.01	$43.12	$39.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.00 (b)	0.04	0.04	0.03	(0.11)
Net realized and unrealized gain (loss)	(1.15)	7.24	9.26	10.66	(8.89)	8.99
Total from Investment Operations	(1.12)	7.24	9.30	10.70	(8.86)	8.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	(0.05)	(0.03)	(0.03)	—
Net realized capital gains	(2.41)	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.41)	(2.82)	(2.77)	(2.98)	(5.25)	(4.80)
Net asset value, end of the period	$44.15	$47.68	$43.26	$36.73	$29.01	$43.12
Total return(c)	(2.18)%(d)	17.32%	25.23%	37.01%	(21.15)%	23.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$703,906	$769,429	$706,644	$612,653	$512,392	$733,423
Net expenses	1.06%(e)	1.06%	1.07%	1.10%	1.12%	1.14%
Gross expenses	1.07%(e)	1.06%	1.07%	1.10%	1.12%	1.14%
Net investment income (loss)	0.11%(e)	0.00%(f)	0.09%	0.11%	0.09%	(0.25)%
Portfolio turnover rate	14%	38%	33%	36%	46%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.34	$14.09	$13.51	$12.12	$21.82	$21.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.11)	(0.10)	(0.09)	(0.12)	(0.24)
Net realized and unrealized gain (loss)	(0.37)	2.18	3.41	4.43	(4.36)	4.97
Total from Investment Operations	(0.41)	2.07	3.31	4.34	(4.48)	4.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	(0.01)	—	—	—
Net realized capital gains	(2.41)	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.41)	(2.82)	(2.73)	(2.95)	(5.22)	(4.80)
Net asset value, end of the period	$10.52	$13.34	$14.09	$13.51	$12.12	$21.82
Total return(c)	(2.50)%(d)	16.42%	24.32%	35.98%	(21.77)%	22.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,560	$26,946	$28,720	$30,479	$29,356	$57,492
Net expenses	1.81%(e)	1.81%	1.82%	1.85%	1.87%	1.89%
Gross expenses	1.82%(e)	1.81%	1.82%	1.85%	1.87%	1.89%
Net investment loss	(0.65)%(e)	(0.75)%	(0.65)%	(0.64)%	(0.66)%	(0.99)%
Portfolio turnover rate	14%	38%	33%	36%	46%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$65.41	$58.31	$48.71	$37.72	$54.14	$47.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.19	0.20	0.20	0.18	0.03
Net realized and unrealized gain (loss)	(1.54)	9.86	12.30	13.89	(11.23)	11.07
Total from Investment Operations	(1.41)	10.05	12.50	14.09	(11.05)	11.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.18)	(0.15)	(0.15)	—
Net realized capital gains	(2.41)	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.41)	(2.95)	(2.90)	(3.10)	(5.37)	(4.80)
Net asset value, end of the period	$61.59	$65.41	$58.31	$48.71	$37.72	$54.14
Total return(c)	(2.03)%(d)	17.68%	25.60%	37.44%	(20.88)%	23.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,174	$2,951	$2,206	$224	$167	$177
Net expenses(e)	0.76%(f)	0.75%	0.76%	0.78%	0.81%	0.83%
Gross expenses	0.81%(f)	0.79%	0.82%	1.39%	1.34%	1.38%
Net investment income	0.42%(f)	0.31%	0.35%	0.43%	0.41%	0.06%
Portfolio turnover rate	14%	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$65.16	$58.10	$48.54	$37.60	$53.99	$47.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.16	0.19	0.17	0.15	0.00 (b)
Net realized and unrealized gain (loss)	(1.53)	9.82	12.24	13.84	(11.20)	11.05
Total from Investment Operations	(1.42)	9.98	12.43	14.01	(11.05)	11.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.10)	(0.15)	(0.12)	(0.12)	—
Net realized capital gains	(2.41)	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.41)	(2.92)	(2.87)	(3.07)	(5.34)	(4.80)
Net asset value, end of the period	$61.33	$65.16	$58.10	$48.54	$37.60	$53.99
Total return	(2.06)%(c)	17.62%	25.54%	37.35%	(20.95)%	23.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$429,215	$519,836	$391,084	$322,106	$191,912	$284,738
Net expenses	0.81%(d)	0.81%	0.82%	0.85%	0.87%	0.89%
Gross expenses	0.82%(d)	0.81%	0.82%	0.85%	0.87%	0.89%
Net investment income	0.35%(d)	0.25%	0.34%	0.37%	0.35%	0.00%(e)
Portfolio turnover rate	14%	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$18.36	$24.04	$22.76	$19.64	$22.70	$21.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.01	(0.01)	0.05	0.11	0.05
Net realized and unrealized gain (loss)	4.42	2.84	4.22	3.14	(2.53)	4.52
Total from Investment Operations	4.41	2.85	4.21	3.19	(2.42)	4.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.02)	(0.00)(b)	(0.07)	(0.13)	(0.04)
Net realized capital gains	(0.59)	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(0.61)	(8.53)	(2.93)	(0.07)	(0.64)	(3.66)
Net asset value, end of the period	$22.16	$18.36	$24.04	$22.76	$19.64	$22.70
Total return(c)(d)	24.50%(e)	12.14%	18.36%	16.26%	(10.80)%	21.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$48,365	$38,972	$42,321	$38,864	$33,507	$37,849
Net expenses(f)	1.15%(g)	1.15%	1.15%	1.15%	1.15%	1.17%(h)
Gross expenses	1.28%(g)	1.27%	1.26%	1.25%	1.21%	1.23%
Net investment income (loss)	(0.07)%(g)	0.05%	(0.05)%	0.25%	0.55%	0.22%
Portfolio turnover rate	55%	163%	109%	94%	53%	71%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$14.96	$21.16	$20.48	$17.75	$20.58	$20.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.15)	(0.18)	(0.10)	(0.04)	(0.13)
Net realized and unrealized gain (loss)	3.57	2.48	3.79	2.83	(2.28)	4.18
Total from Investment Operations	3.50	2.33	3.61	2.73	(2.32)	4.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.02)	(0.00)(b)	—	—	(0.00)(b)
Net realized capital gains	(0.59)	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(0.61)	(8.53)	(2.93)	—	(0.51)	(3.62)
Net asset value, end of the period	$17.85	$14.96	$21.16	$20.48	$17.75	$20.58
Total return(c)(d)	23.98%(e)	11.30%	17.47%	15.38%	(11.46)%	20.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,007	$2,417	$2,426	$3,650	$7,405	$11,436
Net expenses(f)	1.90%(g)	1.90%	1.90%	1.90%	1.90%	1.93%(h)
Gross expenses	2.03%(g)	2.02%	2.01%	2.00%	1.96%	1.98%
Net investment loss	(0.82)%(g)	(0.70)%	(0.82)%	(0.55)%	(0.22)%	(0.56)%
Portfolio turnover rate	55%	163%	109%	94%	53%	71%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$18.95	$24.56	$23.12	$19.95	$23.05	$22.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02	0.09	0.06	0.11	0.17	0.14
Net realized and unrealized gain (loss)	4.57	2.90	4.31	3.19	(2.57)	4.58
Total from Investment Operations	4.59	2.99	4.37	3.30	(2.40)	4.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.09)	(0.00)(b)	(0.13)	(0.19)	(0.12)
Net realized capital gains	(0.59)	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(0.61)	(8.60)	(2.93)	(0.13)	(0.70)	(3.74)
Net asset value, end of the period	$22.93	$18.95	$24.56	$23.12	$19.95	$23.05
Total return(c)	24.69%(d)	12.44%	18.77%	16.56%	(10.54)%	21.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,508	$10,869	$52,213	$63,894	$72,804	$91,416
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.85%	0.85%	0.86%(g)
Gross expenses	0.95%(f)	0.92%	0.91%	0.90%	0.87%	0.89%
Net investment income	0.23%(f)	0.36%	0.23%	0.55%	0.84%	0.55%
Portfolio turnover rate	55%	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.00	$24.60	$23.17	$19.99	$23.09	$22.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02	0.07	0.05	0.10	0.16	0.11
Net realized and unrealized gain (loss)	4.57	2.91	4.31	3.20	(2.57)	4.60
Total from Investment Operations	4.59	2.98	4.36	3.30	(2.41)	4.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.07)	(0.00)(b)	(0.12)	(0.18)	(0.10)
Net realized capital gains	(0.59)	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(0.61)	(8.58)	(2.93)	(0.12)	(0.69)	(3.72)
Net asset value, end of the period	$22.98	$19.00	$24.60	$23.17	$19.99	$23.09
Total return(c)	24.62%(d)	12.39%	18.69%	16.52%	(10.58)%	21.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$179,114	$102,858	$146,248	$144,247	$148,505	$226,838
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%	0.93%(g)
Gross expenses	1.03%(f)	1.02%	1.01%	1.00%	0.96%	0.98%
Net investment income	0.20%(f)	0.30%	0.20%	0.49%	0.78%	0.45%
Portfolio turnover rate	55%	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.65	$19.51	$18.88	$15.17	$17.87	$16.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.13	0.16	0.09	(0.02)	0.00 (b)(c)
Net realized and unrealized gain (loss)	2.59	2.21	0.75	3.67	(1.78)	4.98
Total from Investment Operations	2.63	2.34	0.91	3.76	(1.80)	4.98
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.14)	(0.05)	—	(0.01)
Net realized capital gains	(0.48)	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(0.48)	(1.20)	(0.28)	(0.05)	(0.90)	(3.80)
Net asset value, end of the period	$22.80	$20.65	$19.51	$18.88	$15.17	$17.87
Total return(d)(e)	12.89%(f)	11.88%	4.80%	24.82%	(10.19)%	30.24%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$271,097	$286,920	$152,088	$111,268	$66,339	$81,493
Net expenses(g)	1.25%(h)	1.25%	1.25%	1.25%	1.25%	1.27%(i)
Gross expenses	1.30%(h)	1.31%	1.31%	1.37%	1.37%	1.43%
Net investment income (loss)	0.41%(h)	0.67%	0.79%	0.53%	(0.12)%	0.01%(c)
Portfolio turnover rate	96%	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$6.10	$6.51	$6.51	$5.30	$6.94	$8.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.01)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)
Net realized and unrealized gain (loss)	0.74	0.76	0.26	1.28	(0.70)	2.45
Total from Investment Operations	0.73	0.75	0.26	1.27	(0.74)	2.39
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.12)	(0.06)	—	—
Net realized capital gains	(0.48)	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(0.48)	(1.16)	(0.26)	(0.06)	(0.90)	(3.79)
Net asset value, end of the period	$6.35	$6.10	$6.51	$6.51	$5.30	$6.94
Total return(d)(e)	12.47%(f)	11.11%	4.00%	23.93%	(11.01)%	29.45%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,077	$8,409	$12,948	$7,988	$2,118	$966
Net expenses(g)	2.00%(h)	2.00%	2.00%	2.00%	2.00%	2.03%(i)
Gross expenses	2.05%(h)	2.06%	2.06%	2.12%	2.12%	2.19%
Net investment income (loss)	(0.33)%(h)	(0.10)%	0.03%	(0.14)%	(0.74)%	(0.67)%(c)
Portfolio turnover rate	96%	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.15	$20.84	$20.14	$16.16	$18.96	$17.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.21	0.23	0.15	0.04	0.01 (b)
Net realized and unrealized gain (loss)	2.78	2.36	0.80	3.93	(1.91)	5.29
Total from Investment Operations	2.87	2.57	1.03	4.08	(1.87)	5.30
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.22)	(0.19)	(0.10)	(0.03)	(0.07)
Net realized capital gains	(0.48)	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(0.48)	(1.26)	(0.33)	(0.10)	(0.93)	(3.86)
Net asset value, end of the period	$24.54	$22.15	$20.84	$20.14	$16.16	$18.96
Total return	13.10%(c)	12.22%	5.08%	25.24%(d)	(9.95)%(d)	30.64%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$339,942	$200,762	$111,877	$2,506	$1,493	$1,383
Net expenses	0.95%(e)	0.94%	0.95%	0.95%(f)	0.95%(f)	0.97%(f)(g)
Gross expenses	0.95%(e)	0.94%	0.95%	1.08%	1.10%	1.19%
Net investment income	0.78%(e)	1.00%	1.08%	0.84%	0.22%	0.03%(b)
Portfolio turnover rate	96%	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.12	$20.81	$20.11	$16.15	$18.95	$17.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.19	0.22	0.16	0.04	0.06 (b)
Net realized and unrealized gain (loss)	2.77	2.36	0.80	3.89	(1.91)	5.23
Total from Investment Operations	2.85	2.55	1.02	4.05	(1.87)	5.29
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.20)	(0.18)	(0.09)	(0.03)	(0.06)
Net realized capital gains	(0.48)	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(0.48)	(1.24)	(0.32)	(0.09)	(0.93)	(3.85)
Net asset value, end of the period	$24.49	$22.12	$20.81	$20.11	$16.15	$18.95
Total return(c)	13.03%(d)	12.16%	5.05%	25.10%	(9.98)%	30.61%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$904,125	$796,514	$943,370	$530,371	$120,585	$66,054
Net expenses(e)	1.00%(f)	1.00%	1.00%	1.00%	1.00%	1.02%(g)
Gross expenses	1.05%(f)	1.06%	1.06%	1.12%	1.12%	1.18%
Net investment income	0.69%(f)	0.90%	1.03%	0.91%	0.22%	0.28%(b)
Portfolio turnover rate	96%	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
See accompanying notes to financial statements.
43 |

Notes to Financial Statements
June 30, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Fund (“Small Cap Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
| 44

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
45 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distribution re-designations, foreign currency gains and losses, corporate actions, non-deductible expenses, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution
| 46

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$151,536	$389,110	$540,646
Natixis Oakmark Fund	13,385,648	64,987,699	78,373,347
Natixis Oakmark International Fund	9,491,736	—	9,491,736
U.S. Equity Opportunities Fund	1,128,262	70,590,009	71,718,271
Mid Cap Fund	19,727,142	35,605,214	55,332,356
Small Cap Fund	11,352,372	60,685,228	72,037,600
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Capital loss carryforward:
Short-term:
No expiration date	$(68,854)	$ —	$(13,920,635)	$ —	$ —	$ —
Long-term:
No expiration date	(152,422)	—	(100,670,644)	—	—	—
Total capital loss carryforward	$(221,276)	$—	$(114,591,279)	$—	$—	$—
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(275,252)	$—	$—	$—

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses and passive foreign investment losses.

As of June 30, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Federal tax cost	$20,144,277	$797,202,160	$211,954,668	$750,741,202	$184,254,987	$1,289,215,118
Gross tax appreciation	$5,539,478	$186,707,749	$45,904,653	$459,505,258	$63,879,242	$247,497,980
Gross tax depreciation	(1,572,709)	(59,508,510)	(13,758,886)	(56,934,637)	(1,952,407)	(15,476,265)
Net tax appreciation	$3,966,769	$127,199,239	$32,145,767	$402,570,621	$61,926,835	$232,021,715
47 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 48

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2026, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$872,200	$ —	$872,200
Belgium	—	546,596	—	546,596
China	1,890,274	1,863,152	—	3,753,426
Denmark	—	1,008,085	—	1,008,085
France	—	1,239,362	—	1,239,362
Germany	—	786,772	—	786,772
Japan	—	862,550	—	862,550
Macau	—	112,936	—	112,936
Netherlands	724,496	1,121,988	—	1,846,484
Switzerland	—	574,878	—	574,878
United Kingdom	—	1,021,169	—	1,021,169
United States	4,339,653	2,561,504	—	6,901,157
All Other Common Stocks(a)	3,683,379	—	—	3,683,379
Total Common Stocks	10,637,802	12,571,192	—	23,208,994
Short-Term Investments	—	902,052	—	902,052
Total Investments	$10,637,802	$13,473,244	$—	$24,111,046

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$887,808,791	$ —	$ —	$887,808,791
Short-Term Investments	—	36,592,608	—	36,592,608
Total Investments	$887,808,791	$36,592,608	$—	$924,401,399

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
49 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$3,483,844	$ —	$3,483,844
Denmark	—	5,770,367	—	5,770,367
France	—	51,617,887	—	51,617,887
Germany	—	55,126,592	—	55,126,592
India	—	3,426,747	—	3,426,747
Indonesia	—	1,063,768	—	1,063,768
Ireland	606,384	797,097	—	1,403,481
Italy	—	3,438,259	—	3,438,259
Japan	—	13,480,799	—	13,480,799
Korea	3,673,755	3,734,856	—	7,408,611
Netherlands	2,864,794	16,212,544	—	19,077,338
Sweden	—	5,541,488	—	5,541,488
Switzerland	—	7,481,167	—	7,481,167
United Kingdom	5,576,361	32,923,408	—	38,499,769
All Other Common Stocks(a)	15,108,090	—	—	15,108,090
Total Common Stocks	27,829,384	204,098,823	—	231,928,207
Preferred Stocks(a)	—	4,265,926	—	4,265,926
Short-Term Investments	—	7,906,302	—	7,906,302
Total Investments	$27,829,384	$216,271,051	$—	$244,100,435

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,129,684,728	$ —	$ —	$1,129,684,728
Short-Term Investments	—	23,627,095	—	23,627,095
Total Investments	$1,129,684,728	$23,627,095	$—	$1,153,311,823

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$243,016,100	$ —	$ —	$243,016,100
Short-Term Investments	—	3,165,722	—	3,165,722
Total Investments	$243,016,100	$3,165,722	$—	$246,181,822

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Small Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,419,170,698	$ —	$ —	$1,419,170,698
Exchange-Traded Funds	73,624,208	—	—	73,624,208
Short-Term Investments	—	28,441,927	—	28,441,927
Total Investments	$1,492,794,906	$28,441,927	$—	$1,521,236,833

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$2,462,424	$8,355,190
Natixis Oakmark Fund	167,614,596	450,275,895
Natixis Oakmark International Fund	73,736,028	133,291,420
U.S. Equity Opportunities Fund	168,217,160	309,543,127
Mid Cap Fund	153,324,746	107,177,785
Small Cap Fund	1,386,553,605	1,309,347,661
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Effective July 1, 2026, Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Over $1 billion
Natixis Oakmark Fund	0.59%	0.59%	0.59%	0.59%	0.59%
Natixis Oakmark International Fund	0.73%	0.73%	0.73%	0.73%	0.70%
Small Cap Fund	0.83%	0.83%	0.83%	0.83%	0.83%
51 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Effective July 1, 2026, Natixis Oakmark Fund and Natixis Oakmark International Fund have agreed to pay their respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1 billion
Natixis Oakmark Fund	Harris	0.472%	0.472%	0.472%	0.472%	0.472%
Natixis Oakmark International Fund	Harris	0.50%	0.50%	0.50%	0.50%	0.45%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Fund	1.25%	2.00%	0.95%	1.00%
| 52

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Effective July 1, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Mid Cap Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Mid Cap Fund	1.10%	1.85%	0.80%	0.85%
This new undertaking is in effect until April 30, 2028, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2026, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$92,878	$92,878	$ —	0.75%	— %
Natixis Oakmark Fund	3,398,797	182,015	3,216,782	0.63%	0.60%
Natixis Oakmark International Fund	1,031,886	260,422	771,464	0.81%	0.60%
U.S. Equity Opportunities Fund	4,080,214	—	4,080,214	0.67%	0.67%
Mid Cap Fund	735,399	123,431	611,968	0.75%	0.62%
Small Cap Fund	6,003,150	—	6,003,150	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
For the six months ended June 30, 2026, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Small Cap Fund	$70,092	$2,040	$ —	$205,003	$277,135

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
In addition, Loomis Sayles reimbursed non-class-specific expenses of International Growth Fund in the amount of $14,865, for the six months ended June 30, 2026, which is subject to possible recovery until December 31, 2027.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
53 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$764	$1	$4
Natixis Oakmark Fund	375,998	67,985	203,957
Natixis Oakmark International Fund	166,189	14,140	42,421
U.S. Equity Opportunities Fund	907,629	28,580	85,739
Mid Cap Fund	53,367	3,298	9,894
Small Cap Fund	354,592	10,328	30,986
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$5,245
Natixis Oakmark Fund	227,744
Natixis Oakmark International Fund	54,080
U.S. Equity Opportunities Fund	258,016
Mid Cap Fund	41,554
Small Cap Fund	299,271
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$5,076
Natixis Oakmark Fund	425,036
Natixis Oakmark International Fund	117,941
U.S. Equity Opportunities Fund	263,536
Mid Cap Fund	73,957
Small Cap Fund	549,830
| 54

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As of June 30, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$89
Natixis Oakmark Fund	7,442
Natixis Oakmark International Fund	2,654
U.S. Equity Opportunities Fund	5,059
Mid Cap Fund	2,149
Small Cap Fund	14,895
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2026 were as follows:
Fund	Commissions
International Growth Fund	$706
Natixis Oakmark Fund	18,853
Natixis Oakmark International Fund	33,287
U.S. Equity Opportunities Fund	11,653
Mid Cap Fund	335
Small Cap Fund	1,973
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of June 30, 2026, Natixis and affiliates held shares of International Growth Fund representing 37.70% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
55 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2027 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2026, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$854
Natixis Oakmark Fund	842
Natixis Oakmark International Fund	782
U.S. Equity Opportunities Fund	800
Mid Cap Fund	839
Small Cap Fund	2,920
i. Payment by Affiliates. For the six months ended June 30, 2026, Harris reimbursed Natixis Oakmark Fund $41 and Natixis Oakmark International Fund $371 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2026, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$297	$1	$854	$7,219
Natixis Oakmark Fund	130,567	23,606	842	309,677
Natixis Oakmark International Fund	64,655	5,678	782	54,742
U.S. Equity Opportunities Fund	201,924	6,380	800	129,748
Mid Cap Fund	18,435	1,138	839	59,558
Small Cap Fund	145,045	4,223	2,920	424,781
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2026, Natixis Oakmark Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $21,542,857 at a weighted average interest rate of 4.72%. Interest expense incurred on the line of credit was $19,780.
For the six months ended June 30, 2026, Natixis Oakmark International Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $42,700,000 at a weighted average interest rate of 4.74%. Interest expense incurred on the line of credit was $28,111.
| 56

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Mid Cap Fund	1	7.29%
Small Cap Fund	1	13.80%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Interest Expense. The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and borrowings on the line of credit. Interest expense incurred for the six months ended June 30, 2026 is reflected on the Statements of Operations.
57 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	16,523	$178,854	40,761	$463,032
Issued in connection with the reinvestment of distributions	72	711	739	7,339
Redeemed	(5,752)	(66,454)	(20,089)	(227,806)
Net change	10,843	$113,111	21,411	$242,565
Class C
Issued in connection with the reinvestment of distributions	—	$ —	2	$14
Net change	—	$ —	2	$14
Class N
Issued in connection with the reinvestment of distributions	384	$3,827	6,490	$65,872
Redeemed	(91,075)	(1,000,000)	—	—
Net change	(90,691)	$(996,173)	6,490	$65,872
Class Y
Issued from the sale of shares	130,870	$1,374,039	275,864	$3,119,780
Issued in connection with the reinvestment of distributions	1,547	15,379	33,152	335,302
Redeemed	(538,497)	(6,114,830)	(290,900)	(3,207,888)
Net change	(406,080)	$(4,725,412)	18,116	$247,194
Increase (decrease) from capital share transactions	(485,928)	$(5,608,474)	46,019	$555,645
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	285,126	$8,734,524	916,232	$28,189,632
Issued in connection with the reinvestment of distributions	384,508	11,543,113	636,263	19,346,076
Redeemed	(889,098)	(27,196,169)	(1,419,829)	(42,907,859)
Net change	(219,464)	$(6,918,532)	132,666	$4,627,849
Class C
Issued from the sale of shares	170,118	$3,823,783	609,038	$13,942,398
Issued in connection with the reinvestment of distributions	131,584	2,838,271	202,597	4,518,873
Redeemed	(435,125)	(9,710,388)	(782,161)	(17,823,345)
Net change	(133,423)	$(3,048,334)	29,474	$637,926
Class N
Issued from the sale of shares	93,944	$3,117,584	99,017	$3,363,316
Issued in connection with the reinvestment of distributions	4,956	164,749	7,888	269,277
Redeemed	(35,825)	(1,230,165)	(25,388)	(866,314)
Net change	63,075	$2,052,168	81,517	$2,766,279
Class Y
Issued from the sale of shares	2,533,695	$86,096,691	14,040,189	$467,451,998
Issued in connection with the reinvestment of distributions	828,797	27,433,174	1,518,072	50,907,041
Redeemed	(10,068,182)	(339,949,873)	(8,035,276)	(267,607,673)
Net change	(6,705,690)	$(226,420,008)	7,522,985	$250,751,366
Increase (decrease) from capital share transactions	(6,995,502)	$(234,334,706)	7,766,642	$258,783,420
59 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	578,196	$10,109,699	685,790	$10,881,770
Issued in connection with the reinvestment of distributions	—	—	145,739	2,535,863
Redeemed	(561,264)	(9,746,383)	(1,411,829)	(21,714,331)
Net change	16,932	$363,316	(580,300)	$(8,296,698)
Class C
Issued from the sale of shares	9,583	$165,697	45,926	$709,975
Issued in connection with the reinvestment of distributions	—	—	15,582	268,002
Redeemed	(213,717)	(3,670,089)	(575,870)	(8,926,418)
Net change	(204,134)	$(3,504,392)	(514,362)	$(7,948,441)
Class N
Issued from the sale of shares	658	$11,076	59,209	$873,120
Issued in connection with the reinvestment of distributions	—	—	628	10,877
Redeemed	(11,694)	(202,501)	(63,860)	(910,475)
Net change	(11,036)	$(191,425)	(4,023)	$(26,478)
Class Y
Issued from the sale of shares	266,472	$4,671,407	3,279,633	$49,931,877
Issued in connection with the reinvestment of distributions	—	—	269,868	4,671,418
Redeemed	(3,543,301)	(63,469,305)	(4,846,805)	(69,660,501)
Net change	(3,276,829)	$(58,797,898)	(1,297,304)	$(15,057,206)
Decrease from capital share transactions	(3,475,067)	$(62,130,399)	(2,395,989)	$(31,328,823)
| 60

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	223,027	$10,168,745	861,499	$38,344,721
Issued in connection with the reinvestment of distributions	834,998	35,795,229	941,869	41,881,788
Redeemed	(1,252,731)	(56,588,003)	(2,001,494)	(90,101,365)
Net change	(194,706)	$(10,624,029)	(198,126)	$(9,874,856)
Class C
Issued from the sale of shares	104,389	$1,168,954	585,754	$8,113,892
Issued in connection with the reinvestment of distributions	364,907	3,732,997	353,231	4,566,103
Redeemed	(534,058)	(6,360,734)	(957,944)	(13,454,084)
Net change	(64,762)	$(1,458,783)	(18,959)	$(774,089)
Class N
Issued from the sale of shares	22,874	$1,375,657	12,212	$768,522
Issued in connection with the reinvestment of distributions	1,800	107,586	1,444	88,315
Redeemed	(2,030)	(127,966)	(6,374)	(399,655)
Net change	22,644	$1,355,277	7,282	$457,182
Class Y
Issued from the sale of shares	446,823	$28,156,462	2,270,465	$139,288,576
Issued in connection with the reinvestment of distributions	239,605	14,258,883	281,668	17,192,804
Redeemed	(1,665,695)	(104,336,373)	(1,305,416)	(79,630,139)
Net change	(979,267)	$(61,921,028)	1,246,717	$76,851,241
Increase (decrease) from capital share transactions	(1,216,091)	$(72,648,563)	1,036,914	$66,659,478
61 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	215,397	$4,343,625	125,255	$2,841,815
Issued in connection with the reinvestment of distributions	62,488	1,213,523	660,009	12,516,584
Redeemed	(217,730)	(4,386,132)	(422,884)	(9,864,463)
Net change	60,155	$1,171,016	362,380	$5,493,936
Class C
Issued from the sale of shares	24,299	$396,730	32,197	$682,262
Issued in connection with the reinvestment of distributions	6,227	97,573	59,622	928,185
Redeemed	(23,697)	(380,874)	(44,874)	(920,881)
Net change	6,829	$113,429	46,945	$689,566
Class N
Issued from the sale of shares	54,764	$1,184,761	87,191	$2,145,663
Issued in connection with the reinvestment of distributions	17,803	357,299	253,406	5,082,136
Redeemed	(13,317)	(274,038)	(1,893,209)	(48,269,811)
Net change	59,250	$1,268,022	(1,552,612)	$(41,042,012)
Class Y
Issued from the sale of shares	2,989,905	$63,600,060	998,063	$23,286,271
Issued in connection with the reinvestment of distributions	203,582	4,098,116	1,749,097	34,359,874
Redeemed	(813,717)	(17,347,425)	(3,279,167)	(80,261,448)
Net change	2,379,770	$50,350,751	(532,007)	$(22,615,303)
Increase (decrease) from capital share transactions	2,506,004	$52,903,218	(1,675,294)	$(57,473,813)
| 62

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Small Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	720,350	$15,989,006	8,154,233	$150,731,920
Issued in connection with the reinvestment of distributions	290,909	6,219,581	757,019	15,958,338
Redeemed	(3,017,669)	(66,050,011)	(2,811,012)	(56,492,640)
Net change	(2,006,410)	$(43,841,424)	6,100,240	$110,197,618
Class C
Issued from the sale of shares	29,520	$187,837	118,903	$769,183
Issued in connection with the reinvestment of distributions	105,213	627,044	222,365	1,385,336
Redeemed	(241,470)	(1,503,419)	(950,717)	(6,409,742)
Net change	(106,737)	$(688,538)	(609,449)	$(4,255,223)
Class N
Issued from the sale of shares	5,833,551	$137,616,956	5,677,440	$122,172,737
Issued in connection with the reinvestment of distributions	104,987	2,413,649	240,385	5,435,104
Redeemed	(1,147,414)	(26,652,028)	(2,223,538)	(45,999,185)
Net change	4,791,124	$113,378,577	3,694,287	$81,608,656
Class Y
Issued from the sale of shares	7,348,967	$172,844,478	11,372,949	$236,750,432
Issued in connection with the reinvestment of distributions	672,555	15,435,137	1,767,908	39,919,359
Redeemed	(7,117,805)	(166,959,145)	(22,464,153)	(470,660,436)
Net change	903,717	$21,320,470	(9,323,296)	$(193,990,645)
Increase (decrease) from capital share transactions	3,581,694	$90,169,085	(138,218)	$(6,439,594)
63 |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, for no longer than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Advisers’ policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended
| 64

regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange certain classes of shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2025, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	87%	46%	52%
Natixis Oakmark Fund	56%	4%	6%
Natixis Oakmark International Fund	71%	95%	100%
Natixis U.S. Equity Opportunities Fund	26%	2%	19%
Vaughan Nelson Mid Cap Fund	15%	7%	12%
Vaughan Nelson Small Cap Fund	17%	24%	10%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; (3) that the Fund’s shorter-term (three-year) performance was stronger relative to its category; (4) that the Fund’s longer-term (five- and ten-year) performance has been stronger relative to its category; and (5) relatively recent changes to the Fund’s portfolio management team. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the
65 |

management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their respective expense limitation agreements. The Trustees further noted that the total advisory fee rate for each of Loomis Sayles International Growth Fund and Vaughan Nelson Mid Cap Fund was at or below the median of its peer group of funds. The Trustees also noted that management had proposed to reduce the expense limitation for Vaughan Nelson Mid Cap Fund on all share classes, effective as of July 1, 2026, and had proposed to reduce the advisory fee rate and/or the expense limitation for certain other Funds, as described below. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that each of Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, and Vaughan Nelson Small Cap Fund had a total advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only one basis point higher than the median of a peer group of funds for Natixis U.S. Equity Opportunities Fund; (2) that the advisory fee was only four basis points higher than the median of a peer group of funds for Natixis Oakmark Fund; (3) that, although its advisory fee was higher than the median of its peer group, Natixis Oakmark International Fund’s net overall expense ratio was only one basis point above the median of a peer group of funds; (4) that Natixis Oakmark Fund, Natixis U.S. Equity Opportunities Fund and Vaughan Nelson Small Cap Fund had experienced top quartile performance over multiple time periods ended December 31, 2025; (5) that management had proposed to reduce the advisory fee schedule of Natixis Oakmark Fund effective July 1, 2026; (6) that management had proposed to reduce the advisory fee schedule of Natixis Oakmark International Fund effective July 1, 2026; (7) that management had proposed to reduce the advisory fee schedule of Vaughan Nelson Small Cap Fund effective July 1, 2026; and (8) the quality of the services and the reputation and performance of the portfolio management team.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees, although management had proposed an amendment to the advisory fee structure of Natixis Oakmark Fund to eliminate the current tiered advisory fee schedule and move to a lower flat advisory fee, and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses. They also considered that although the Adviser had established an expense limitation for the Loomis Sayles International Growth Fund, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
| 66

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Natixis Oakmark Fund and Vaughan Nelson Small Cap Fund, reflecting the reduction in the advisory fee rate, and, with respect to Natixis Oakmark International Fund, reflecting the reduction in the advisory fee schedule at certain breakpoints described above) should be continued through June 30, 2027.
67 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2027
EF58SA-0626
This page is not part of the financial statements and other important information

Semi-annual Financial Statements and Other Important Information
June 30, 2026

Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Alpha Fund
Loomis Sayles Strategic Income Fund

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 85.4% of Net Assets

Non-Convertible Bonds — 82.3%
	ABS Home Equity — 0.1%
$96,092	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.414%, 9/19/2045(a)(b)	$49,576
	Aerospace & Defense — 1.7%
185,000	ATI, Inc., 5.875%, 6/15/2033	187,570
245,000	TransDigm, Inc., 4.625%, 1/15/2029	241,100
205,000	TransDigm, Inc., 6.250%, 1/31/2034(c)	209,181
390,000	TransDigm, Inc., 6.375%, 3/01/2029(c)	395,959
283,000	TransDigm, Inc., 6.375%, 5/31/2033(c)	285,691
10,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	10,100
157,000	TransDigm, Inc., 6.875%, 12/15/2030(c)	161,349
		1,490,950
	Automotive — 3.5%
83,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	80,523
510,000	Dorman Products, Inc., 6.250%, 6/15/2034(c)	515,860
409,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	408,662
225,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(c)	224,484
201,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(c)	197,753
608,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(c)	566,253
300,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	297,488
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	167,247
505,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	508,192
201,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(c)	202,355
		3,168,817
	Banking — 1.0%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(c)	348,148
555,000	Synchrony Financial, 7.250%, 2/02/2033	578,538
		926,686
	Brokerage — 0.9%
266,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(c)	273,546
66,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(c)	68,241
222,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(c)	222,380
220,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(c)	220,812
		784,979
	Building Materials — 0.7%
182,000	Core & Main LP, 6.000%, 7/01/2034(c)	182,856
205,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	209,342
247,000	QXO Building Products, Inc., 6.500%, 7/15/2031(c)	251,735
		643,933
	Cable Satellite — 8.9%
71,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(c)	65,998
1,405,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(c)	1,332,152
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(c)	291,304
601,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(c)	587,938
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	131,362
496,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	310,918
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$405,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	$93,909
415,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	112,109
1,150,000	CSC Holdings LLC, 11.250%, 5/15/2028(c)	741,690
781,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	793,901
784,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	813,561
728,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	720,258
150,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	145,312
429,000	DISH DBS Corp., 7.750%, 7/01/2026	429,000
40,000	DISH Network Corp., 11.750%, 11/15/2027(c)	41,102
928,321	EchoStar Corp., 10.750%, 11/30/2029	1,003,162
423,079	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(e)	430,103
		8,043,779
	Chemicals — 2.5%
668,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(c)	642,402
202,000	Ashland, Inc., 3.375%, 9/01/2031(c)	187,988
669,000	Chemours Co., 5.750%, 11/15/2028(c)	668,459
170,000	Hercules LLC, 6.500%, 6/30/2029	171,126
224,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(c)	223,578
388,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(c)	380,441
		2,273,994
	Construction Machinery — 0.6%
134,000	United Rentals North America, Inc., 3.750%, 1/15/2032	124,183
420,000	United Rentals North America, Inc., 3.875%, 2/15/2031	396,836
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	19,119
		540,138
	Consumer Cyclical Services — 0.9%
853,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	803,112
	Diversified Manufacturing — 0.6%
82,000	Resideo Funding, Inc., 4.000%, 9/01/2029(c)	78,627
265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	247,787
172,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	167,291
		493,705
	Electric — 0.8%
676,000	Talen Energy Supply LLC, 6.125%, 5/01/2031(c)	676,013
	Environmental — 0.5%
106,000	Clean Harbors, Inc., 5.125%, 7/15/2029(c)	105,429
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(c)	185,508
120,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	116,646
75,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	77,158
		484,741
	Finance Companies — 2.1%
631,000	Azorra Finance Ltd., 7.250%, 1/15/2031(c)	648,308
288,000	Azorra Finance Ltd., 7.750%, 4/15/2030(c)	298,720
85,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	82,894
92,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	93,581
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	$268,814
513,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(c)	530,124
		1,922,441
	Financial Other — 0.7%
200,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(c)	169,630
425,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(c)	372,513
95,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	93,894
46,039	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(c)(e)	765
79,096	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(c)(e)	1,384
95,453	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(c)(e)	1,432
139,962	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(c)(e)	1,924
131,716	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(c)(e)	1,758
31,492	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(c)(e)	551
2,059	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(c)(e)	28
		643,879
	Food & Beverage — 1.3%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(c)	84,259
102,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(c)	97,810
426,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(c)	400,557
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	89,405
94,000	Performance Food Group, Inc., 4.250%, 8/01/2029(c)	91,242
404,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(c)	408,366
		1,171,639
	Gaming — 0.5%
440,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(c)	452,608
	Health Care REITs — 0.2%
216,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(c)	221,139
	Health Insurance — 2.5%
1,397,000	Centene Corp., 3.375%, 2/15/2030	1,301,982
64,000	Centene Corp., 4.625%, 12/15/2029	62,083
229,000	Humana, Inc., (fixed rate to 6/15/2031, variable rate thereafter), 6.625%, 9/15/2056	228,312
623,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	580,978
38,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	37,336
		2,210,691
	Healthcare — 2.0%
75,000	Accendra Health, Inc., 6.625%, 4/01/2030(c)	44,250
299,000	Avantor Funding, Inc., 3.875%, 11/01/2029(c)	285,451
258,000	DaVita, Inc., 3.750%, 2/15/2031(c)	239,041
40,000	DaVita, Inc., 4.625%, 6/01/2030(c)	38,750
265,000	LifePoint Health, Inc., 5.375%, 1/15/2029(c)	254,233
367,000	LifePoint Health, Inc., 7.000%, 5/01/2034(c)	351,755
Principal Amount	Description	Value (†)

	Healthcare — continued
$233,000	Radiology Partners, Inc., 8.500%, 7/15/2032(c)	$243,159
332,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(c)	336,014
		1,792,653
	Home Construction — 1.9%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(c)(f)	—
300,000	Mattamy Group Corp., 6.000%, 12/15/2033(c)	287,984
290,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(c)	290,349
101,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(c)	102,104
996,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(c)	1,025,031
		1,705,468
	Independent Energy — 4.0%
165,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	165,697
897,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	910,281
60,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(c)	59,640
469,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(c)	472,782
530,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(c)	536,643
331,000	Matador Resources Co., 6.250%, 4/15/2033(c)	329,795
100,000	Matador Resources Co., 6.500%, 4/15/2032(c)	100,546
440,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(c)	453,200
173,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(c)	180,366
384,000	SM Energy Co., 8.625%, 11/01/2030(c)	403,283
		3,612,233
	Industrial Other — 1.5%
177,000	Arcosa, Inc., 4.375%, 4/15/2029(c)	174,095
65,000	Arcosa, Inc., 6.875%, 8/15/2032(c)	67,804
263,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(c)	272,855
220,000	Granite Construction, Inc., 6.375%, 6/15/2034(c)	223,708
597,000	TopBuild Corp., 5.625%, 1/31/2034(c)	602,809
		1,341,271
	Leisure — 0.9%
643,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(c)	542,123
221,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(c)	228,501
		770,624
	Life Insurance — 0.8%
690,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(c)	698,694
	Lodging — 3.5%
654,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	598,588
85,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(c)	80,321
105,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(c)	104,100
121,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(c)	122,107
865,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	877,855
254,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	245,763
190,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	183,969
275,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	272,157
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Lodging — continued
$350,000	Travel & Leisure Co., 6.250%, 6/01/2031(c)	$352,136
340,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(c)	335,566
		3,172,562
	Media Entertainment — 3.4%
305,000	Discovery Communications LLC, 3.625%, 5/15/2030	283,649
260,000	Discovery Communications LLC, 6.350%, 6/01/2040	215,800
590,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	529,437
160,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	117,211
467,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(c)	442,028
133,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(c)	129,057
305,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(c)	319,064
158,000	Paramount Global, 4.950%, 1/15/2031	146,867
139,000	Paramount Global, 7.875%, 7/30/2030	145,986
800,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	683,580
		3,012,679
	Metals & Mining — 2.8%
140,000	Commercial Metals Co., 3.875%, 2/15/2031	131,175
324,000	Commercial Metals Co., 4.125%, 1/15/2030	313,990
205,000	Commercial Metals Co., 4.375%, 3/15/2032	193,573
72,000	Commercial Metals Co., 5.750%, 11/15/2033(c)	71,575
200,000	Commercial Metals Co., 6.000%, 12/15/2035(c)	199,482
255,000	Compass Minerals International, Inc., 8.000%, 7/01/2030(c)	268,923
238,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(c)	226,435
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(c)	41,548
85,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(c)	62,449
262,000	Hybar LLC, 7.375%, 7/01/2034(c)	263,271
414,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	427,435
230,000	Novelis Corp., 4.750%, 1/30/2030(c)	222,489
88,000	WS Escrow LLC, 7.750%, 6/01/2033(c)	90,360
		2,512,705
	Midstream — 6.2%
525,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(c)	518,435
750,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(c)	736,166
464,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.875%, 6/01/2034(c)	461,812
416,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	441,607
510,000	Sunoco LP, 5.375%, 7/15/2031(c)	503,056
264,000	Sunoco LP, 5.625%, 3/15/2031(c)	262,074
137,000	Sunoco LP, 7.250%, 5/01/2032(c)	142,112
405,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(d)	395,408
110,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(c)	112,547
488,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	508,487
57,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(c)	59,381
385,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	408,214
Principal Amount	Description	Value (†)

	Midstream — continued
$337,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	$369,862
591,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	662,790
		5,581,951
	Non-Agency Commercial Mortgage-Backed Securities — 0.0%
91,505	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.240%, 11/15/2031(b)(c)(g)	14,084
205,885	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.240%, 11/15/2031(b)(c)(g)	10,570
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	1,900
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	840
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(b)(c)(g)	11,782
		39,176
	Oil Field Services — 2.6%
193,000	Oceaneering International, Inc., 6.000%, 2/01/2028	195,763
90,000	Oceaneering International, Inc., 6.000%, 2/01/2028	91,288
375,000	Oceaneering International, Inc., 6.875%, 7/15/2034(c)	380,912
335,000	Solaris Energy Infrastructure LLC, 6.375%, 5/15/2031(c)	338,738
70,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(c)	71,768
675,000	WBI Operating LLC, 6.250%, 10/15/2030(c)	678,753
548,000	Weatherford International Ltd., 6.750%, 10/15/2033(c)	559,122
		2,316,344
	Packaging — 1.6%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(c)	191,514
1,256,000	Ball Corp., 5.500%, 9/15/2033	1,263,767
		1,455,281
	Pharmaceuticals — 1.7%
647,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	598,242
214,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(c)	217,921
897,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	692,371
		1,508,534
	Property & Casualty Insurance — 4.0%
257,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(c)	234,516
41,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(c)	40,888
348,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	353,658
1,200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(c)	1,213,520
820,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(c)	823,553
739,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(c)	736,644
350,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(c)	223,748
4,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	3,935
		3,630,462
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Refining — 0.9%
$401,000	CVR Energy, Inc., 7.875%, 2/15/2034(c)	$396,716
371,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(c)	396,668
		793,384
	Restaurants — 2.8%
390,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	382,670
1,012,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	955,377
225,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(c)	222,445
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	5,026
136,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(c)	138,041
801,000	Yum! Brands, Inc., 3.625%, 3/15/2031	745,513
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	33,491
		2,482,563
	Retailers — 2.8%
835,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	822,216
200,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	207,000
30,000	Michaels Cos., Inc., 8.500%, 3/15/2033(c)	29,715
243,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(c)	227,293
915,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	915,200
288,000	Wayfair LLC, 7.750%, 9/15/2030(c)	302,757
		2,504,181
	Technology — 8.7%
307,000	CACI International, Inc., 6.375%, 6/15/2033(c)	311,366
170,000	ELK Grove Village Property LLC, 7.500%, 6/15/2031(c)	171,149
44,000	Entegris, Inc., 3.625%, 5/01/2029(c)	42,067
95,000	Entegris, Inc., 4.375%, 4/15/2028(c)	93,663
70,000	Entegris, Inc., 5.950%, 6/15/2030(c)	70,711
806,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	793,691
283,000	Fair Isaac Corp., 6.250%, 9/15/2034(c)	278,749
217,000	Flash Compute LLC, 7.250%, 12/31/2030(c)	223,124
156,744	GoTo Group, Inc., 5.500%, 5/01/2028(c)	120,403
910,000	Ingram Micro, Inc., 4.750%, 5/15/2029(c)	893,718
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	107,941
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(c)	50,944
802,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(c)	817,898
408,000	Open Text Corp., 3.875%, 12/01/2029(c)	375,133
1,066,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	976,511
170,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(c)	149,241
456,000	PR RNO Property Owner 1 LLC, 6.500%, 5/01/2031(c)	455,342
321,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(c)	338,801
408,000	Science Applications International Corp., 5.875%, 11/01/2033(c)	401,833
30,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	29,195
300,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(c)	285,375
60,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(c)	61,235
260,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	264,618
90,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(c)	94,109
Principal Amount	Description	Value (†)

	Technology — continued
$230,000	UKG, Inc., 6.875%, 2/01/2031(c)	$223,440
236,000	Ziff Davis, Inc., 4.625%, 10/15/2030(c)	221,861
		7,852,118
	Wirelines — 0.2%
210,000	Altice Financing SA, 5.000%, 1/15/2028(c)	148,047
	Total Non-Convertible Bonds (Identified Cost $77,317,978)	73,933,750

Convertible Bonds — 3.1%
	Cable Satellite — 0.2%
37,903	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	118,352
21,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	24,035
		142,387
	Consumer Cyclical Services — 0.4%
43,000	Compass, Inc., 0.250%, 4/15/2031(c)	46,698
65,000	DoorDash, Inc., Zero Coupon, 5/15/2030	64,025
55,000	Lyft, Inc., Zero Coupon, 9/15/2030(c)	53,790
130,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	155,480
		319,993
	Consumer Products — 0.1%
69,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	71,739
	Diversified Manufacturing — 0.1%
23,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(c)	25,135
21,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(c)	38,399
32,000	Itron, Inc., 1.375%, 7/15/2030	31,870
		95,404
	Electric — 0.2%
43,000	Evergy, Inc., 4.500%, 12/15/2027	61,163
71,000	FirstEnergy Corp., 3.875%, 1/15/2031	78,824
48,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	57,197
		197,184
	Environmental — 0.0%
37,000	Tetra Tech, Inc., 2.250%, 8/15/2028	38,868
	Financial Other — 0.2%
76,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(c)	83,828
27,375	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(c)	68
34,221	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(c)	86
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(c)	137
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(c)	137
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(c)	171
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(c)	171
129,118	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(c)	323
174,238	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(c)	3,049
219,857	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(c)	24,734
162,450	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(c)	25,992
		138,696
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Food & Beverage — 0.0%
$40,000	Post Holdings, Inc., 2.500%, 8/15/2027	$41,400
	Industrial Other — 0.1%
35,000	Fluor Corp., 1.125%, 8/15/2029	46,305
33,000	Granite Construction, Inc., 3.250%, 6/15/2030	69,036
		115,341
	Leisure — 0.0%
24,000	NCL Corp. Ltd., 0.875%, 4/15/2030	26,730
	Metals & Mining — 0.1%
42,000	B2Gold Corp., 2.750%, 2/01/2030(c)	58,359
	Midstream — 0.1%
37,000	UGI Corp., 5.000%, 6/01/2028	49,510
	Pharmaceuticals — 0.2%
24,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	28,648
40,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(c)	43,952
42,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(c)	51,047
43,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(c)	73,530
30,000	Zoetis, Inc., 0.250%, 6/15/2029(c)	27,226
		224,403
	Restaurants — 0.0%
21,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	26,723
	Retail REITs — 0.0%
27,000	Federal Realty OP LP, 3.250%, 1/15/2029(c)	29,727
	Retailers — 0.2%
47,000	Burlington Stores, Inc., 1.250%, 12/15/2027	74,801
57,000	Etsy, Inc., 1.000%, 6/15/2030	66,074
18,000	Freshpet, Inc., 3.000%, 4/01/2028	20,880
		161,755
	Technology — 1.2%
55,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(c)	65,549
64,000	Ciena Corp., Zero Coupon, 9/15/2031(c)	67,360
34,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	43,010
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	166,195
41,000	Guidewire Software, Inc., 1.250%, 11/01/2029	39,360
17,000	InterDigital, Inc., 3.500%, 6/01/2027	62,194
12,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(c)	55,350
41,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(c)	47,192
27,000	MKS, Inc., 1.250%, 6/01/2030	79,476
34,000	Nova Ltd., Zero Coupon, 9/15/2030(c)	62,797
50,000	Nutanix, Inc., 0.500%, 12/15/2029	49,170
42,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(c)	55,484
74,000	Rubrik, Inc., Zero Coupon, 6/15/2030	75,554
4,000	Seagate HDD Cayman, 3.500%, 6/01/2028	46,666
43,000	SiTime Corp., Zero Coupon, 6/15/2031	47,580
58,000	Snowflake, Inc., Zero Coupon, 10/01/2029	102,550
		1,065,487
	Total Convertible Bonds (Identified Cost $3,148,112)	2,803,706
	Total Bonds and Notes (Identified Cost $80,466,090)	76,737,456

Senior Loans — 9.1%
	Automotive — 0.0%
28,481	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(f)	15
42,370	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(f)	22
Principal Amount	Description	Value (†)

	Automotive — continued
$28,223	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(f)(h)	$4,127
81,322	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(b)(e)(f)(h)	27
		4,191
	Brokerage — 0.7%
200,000	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(h)	199,514
396,827	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(h)	397,633
		597,147
	Chemicals — 0.3%
239,362	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.008%, 3/16/2029(b)(h)	227,844
	Consumer Cyclical Services — 1.1%
560,779	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 10/31/2031(b)(h)	522,926
104,173	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(i)	104,726
352,362	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.394%, 3/15/2030(b)	354,234
		981,886
	Healthcare — 1.3%
403,280	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(h)	403,785
167,645	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.482%, 12/12/2028(b)(h)	166,108
95,000	Team Services Group, 2026 Term Loan B, 3 mo. USD SOFR + 5.250%, 8.982%, 3/31/2033(b)(h)	92,714
3,051	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 12/30/2032(i)	3,055
19,126	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 3.500%, 12/30/2032(j)	19,154
59,949	U.S. Fertility Enterprises LLC, 2025 Term Loan, 12/30/2032(i)	60,037
373,739	U.S. Fertility Enterprises LLC, 2025 Term Loan, 1 mo. USD SOFR + 3.500%, 6.975%, 12/30/2032(b)(h)	374,284
		1,119,137
	Media Entertainment — 0.6%
346,212	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(h)	346,181
228,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(i)	228,490
		574,671
	Metals & Mining — 0.7%
51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 6.000%, 9.639%, 12/21/2029(b)(h)	49,596
90,859	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.667%, 12/21/2029(b)(h)	86,794
509,000	Worthington Steel, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 7.621%, 6/01/2033(b)(h)	507,412
		643,802
	Paper — 0.8%
733,000	Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 4.500%, 8.144%, 4/04/2033(b)(h)	733,000
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — 0.9%
$463,947	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.644%, 11/06/2030(b)(h)	$418,712
231,910	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(h)	223,939
25,569	Asurion LLC, 2023 Term Loan B11, 3 mo. USD SOFR + 4.250%, 8.013%, 8/19/2028(b)(h)	25,528
155,925	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.482%, 5/06/2032(b)(h)	150,858
		819,037
	Retailers — 0.4%
44,000	Tory Burch LLC, 2026 Term Loan B, 4/30/2031(i)	43,789
340,815	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(h)	339,183
		382,972
	Supermarkets — 0.3%
272,780	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.141%, 12/13/2028(b)(h)	274,029
	Technology — 2.0%
87,053	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(j)	88,776
47,947	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	48,896
241,395	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(i)	240,188
64,510	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	58,672
285,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.927%, 10/09/2032(b)(h)	258,221
671,039	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(h)	609,713
52,068	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.579%, 4/28/2028(b)(h)	43,129
114,369	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.982%, 10/26/2030(b)(h)	82,317
405,000	Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD SOFR + 4.500%, 8.118%, 3/03/2033(b)(h)	406,012
		1,835,924
	Total Senior Loans (Identified Cost $8,498,977)	8,193,640

Shares	Description	Value (†)
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.5%
	Aerospace & Defense — 0.1%
1,000	Boeing Co., 6.000%	$67,300
	Chemicals — 0.0%
900	Albemarle Corp., 7.250%	49,815
	Electric — 0.1%
1,633	PG&E Corp., Series A, 6.000%	67,557
	Technology — 0.3%
2,062	Alphabet, Inc., Series A, 6.250%	104,935
2,412	Alphabet, Inc., Series B, 6.250%	121,324
750	Oracle Corp., Series D, 6.500%	33,713
		259,972
	Total Convertible Preferred Stocks (Identified Cost $463,042)	444,644
	Total Preferred Stocks (Identified Cost $463,042)	444,644

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(a)(g)(k)	—
	Professional Services — 0.0%
456,218	CFLD Cayman Trust Units(a)	2,351
	Total Other Investments (Identified Cost $1,002,200)	2,351

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
81	McDermott International Ltd.(g)	1,782
	Real Estate Management & Development — 0.0%
75,657	Kaisa Group Holdings Ltd.(g)	453
	Total Common Stocks (Identified Cost $73,976)	2,235

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(a)(g)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(a)(g)	—
	Total Warrants (Identified Cost $31,517)	—

Principal Amount
Short-Term Investments — 5.1%
$1,817,525	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $1,817,633 on 7/01/2026 collateralized by $1,840,400 U.S. Treasury Note, 3.875% due 3/15/2028 valued at $1,854,018 including accrued interest (Note 2 of Notes to Financial Statements)	1,817,525
225,000	U.S. Treasury Bills, 3.608%, 7/02/2026(l)	224,977
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)
$2,090,000	U.S. Treasury Bills, 3.631%–3.656%, 9/10/2026(l)(m)	$2,074,976
456,000	U.S. Treasury Bills, 3.640%, 10/01/2026(l)(n)	451,647
	Total Short-Term Investments (Identified Cost $4,569,264)	4,569,125
	Total Investments — 100.1% (Identified Cost $95,105,066)	89,949,451
	Other assets less liabilities — (0.1)%	(47,853)
	Net Assets — 100.0%	$89,901,598

(†)	See Note 2 of Notes to Financial Statements.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of
Rule 144A holdings amounted to $62,541,250 or 69.6% of net assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(k)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	31	$6,392,673	$6,390,117	$(2,556)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	13	1,386,283	1,391,610	5,327
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	4	443,692	449,875	6,183
Total					$8,954
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/21/2026	3	$330,327	$340,500	$(10,173)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	3	337,473	348,469	(10,996)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	4	443,650	449,875	(6,225)
Total					$(27,394)
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 84.6% of Net Assets

Non-Convertible Bonds — 84.3%
	ABS Car Loan — 4.4%
$4,769,388	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$4,830,626
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,596,205
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,408,637
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,559,015
1,875,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.190%, 12/10/2030(a)	1,885,490
3,580,000	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630%, 9/10/2032(a)	3,599,880
3,321,000	AutoNation Finance Trust, Series 2026-2A, Class D, 5.750%, 5/15/2034(a)	3,342,633
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	11,517,462
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	3,983,315
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,225,154
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	5,325,144
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	9,280,177
9,330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	9,471,363
8,845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	9,074,674
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,743,379
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,709,196
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	21,622,372
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,022,236
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,045,923
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,083,467
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,560,816
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,114,414
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,303,006
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,699,731
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	396,992
13,025,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	13,173,546
21,175,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	21,416,139
2,395,000	CarMax Select Receivables Trust, Series 2026-B, Class C, 5.190%, 10/15/2032	2,403,770
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$1,070,000	CarMax Select Receivables Trust, Series 2026-B, Class D, 5.800%, 10/15/2032	$1,075,608
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,852,529
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,911,728
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,445,029
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,575,620
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,499,692
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,682,109
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,092,091
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,799,969
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	8,905,105
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,068,682
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,505,827
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,412,071
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,265,635
7,200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	7,183,662
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,269,031
8,659,956	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	8,729,652
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,834,052
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,846,752
2,117,317	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	2,132,670
1,639,125	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	1,653,294
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,100,154
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,137,436
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,495,677
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,737,199
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,105,910
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,390,091
7,850,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.440%, 10/15/2032	7,869,947
27,642,298	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	27,725,252
17,935,000	FHF Issuer Trust, Series 2026-1A, Class A2, 5.410%, 9/16/2030(a)	18,005,359
2,169,625	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,168,406
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	$1,932,737
4,445,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	4,395,650
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,080,891
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,632,381
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,602,741
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,583,801
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,188,161
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,464,807
2,025,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590%, 1/15/2031(a)	2,039,906
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	3,975,182
6,345,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,519,657
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,097,924
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	874,446
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	691,597
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,351,891
1,644,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class C, 4.940%, 9/15/2031(a)	1,638,591
1,768,637	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 30 day USD SOFR Average + 1.400%, 5.009%, 5/20/2032(a)(b)	1,773,169
13,802,635	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/2033(a)	13,804,926
11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	11,071,381
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,754,711
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,497,614
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	793,907
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,661,388
4,833,914	Lendbuzz Securitization Trust, Series 2026-1A, Class A2, 4.680%, 7/15/2030(a)	4,827,021
2,767,964	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	2,772,243
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,303,998
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,583,399
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	4,975,827
3,431,032	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	3,442,667
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,750,314
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$12,250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	$12,337,894
1,205,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class C, 4.953%, 7/17/2034(a)	1,208,307
1,272,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class D, 5.247%, 7/17/2034(a)	1,275,481
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	934,420
31,760,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	32,248,983
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	478,976
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	723,972
2,062,683	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	2,074,773
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,770,089
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,323,787
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,884,152
8,665,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C, 5.050%, 4/20/2033(a)	8,700,791
1,285,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	1,281,169
2,200,000	Veros Auto Receivables Trust, Series 2026-1, Class C, 5.220%, 7/15/2031(a)	2,191,869
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	586,594
4,155,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	4,139,016
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,085,980
6,324,075	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	6,388,263
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,502,803
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,610,863
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,827,255
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,103,184
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,365,878
13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	13,384,362
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,286,558
		744,669,348
	ABS Credit Card — 0.2%
14,790,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	14,652,561
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,160,124
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Credit Card — continued
$9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	$9,419,785
510,000	Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.340%, 7/15/2032(a)	508,903
		39,741,373
	ABS Home Equity — 2.5%
6,340,028	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,159,543
9,191,852	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	8,906,084
11,570,000	Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1, 6.014%, 5/25/2031(a)(b)	11,627,849
25,300,683	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	25,241,312
14,015,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	13,983,081
1,371,114	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,342,885
12,803,081	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	11,711,748
148,402	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052(a)	147,749
125,282	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	125,061
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,821,681
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.633%, 5/15/2052(a)(b)	1,241,918
1,870,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,668,803
3,223,013	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.148%, 12/27/2060(a)(b)	3,212,480
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.992%, 7/25/2057(a)(b)	5,216,044
3,797,220	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	3,378,665
396,470	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.128%, 10/25/2043(a)(b)	396,709
1,153,542	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 4.728%, 2/25/2044(a)(b)	1,153,541
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,956,981
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,876,095
1,345,505	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	1,314,963
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,176,711
2,409,604	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,341,471
924,185	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	833,155
10,312,958	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	10,176,569
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$5,146,886	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	$5,077,521
1,135,310	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,136,299
1,012,712	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	997,179
972,107	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	952,736
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,611,125
1,312,203	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	1,292,857
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	490,952
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,533,243
22,421,022	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	21,024,939
11,451,832	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	11,451,832
10,091,875	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	9,223,848
4,459,533	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	4,459,122
16,585,415	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	15,340,099
3,902,255	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,260,521
30,835,423	Pretium Mortgage Credit Partners LLC, Series 2025-RPL5, Class A1, 4.150%, 1/25/2070(a)(b)	29,857,459
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,318,392
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	905,170
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,238,116
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,898,338
815,199	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	803,591
5,101,058	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	5,104,185
1,838,357	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	1,810,575
6,653,902	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	6,513,255
15,603,175	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	15,347,543
9,613,872	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	9,557,325
6,356,148	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	6,275,727
7,026,298	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	7,005,701
12,205,915	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	12,051,327
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$12,285,412	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	$12,111,185
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	23,061,728
169,691	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	158,163
2,503,579	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	2,505,333
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,354,517
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,641,200
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,073,125
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,302,060
2,665,684	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	2,550,849
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,127,276
5,355,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	5,293,109
7,734,039	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	6,803,513
9,788,565	Verus Securitization Trust, Series 2021-7, Class A1, 2.829%, 10/25/2066(a)(b)	8,919,023
		419,451,156
	ABS Other — 7.6%
1,477,633	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,485,167
16,915,825	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	17,012,548
2,085,702	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	2,010,084
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,261,388
19,517,194	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	19,577,605
54,130,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	54,010,048
11,014,109	Aqua Finance Issuer Trust, Series 2025-A, Class A, 5.250%, 12/19/2050(a)	11,027,780
14,495,707	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	14,403,552
18,265,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	18,210,567
3,311,877	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,283,529
4,912,844	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	5,091,399
2,332,154	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	2,353,629
4,926,370	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	5,022,520
7,238,403	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	7,208,855
1,437,396	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,436,366
15,987,176	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	15,991,660
Principal Amount	Description	Value (†)

	ABS Other — continued
$20,825,000	ByzFunder Asset Securitization I LLC, Series 2026-1, Class A, 6.464%, 6/15/2032(a)	$20,766,788
4,435,156	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	4,251,201
2,125,387	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,092,869
3,255,034	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	3,045,549
36,033,394	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	35,575,986
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,672,990
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,093,354
3,025,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	3,031,056
18,140,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	17,896,948
9,720,606	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	9,801,635
9,972,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	9,656,599
7,930,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	7,565,545
12,370,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	12,125,529
2,502,425	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	2,421,208
23,695,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	22,595,907
6,374,969	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	5,371,852
3,535,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class A, 5.850%, 6/15/2032(a)	3,541,137
3,235,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class B, 6.540%, 6/15/2032(a)	3,242,085
3,402,770	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	3,495,172
1,776,069	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,828,158
10,630,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	10,648,443
2,640,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.417%, 6/15/2051(a)	2,645,423
24,819,762	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	24,633,092
26,079,565	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	26,020,782
4,103,588	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	4,111,657
13,125,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	13,122,795
5,880,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	5,958,182
3,579,425	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	3,628,084
1,292,864	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	1,297,932
134,705	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	134,688
266,719	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	272,954
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$915,485	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	$914,996
2,134,923	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	2,157,893
1,332,452	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	1,328,348
654,832	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	645,961
827,615	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	816,311
1,403,879	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,409,891
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,189,027
4,519,575	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970%, 8/25/2049(a)	4,207,046
18,472	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	18,019
35,415,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	35,541,644
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,864,238
12,704,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	12,727,937
25,165,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class A, 5.460%, 4/10/2032(a)	25,116,059
7,975,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	7,942,719
9,305,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	9,243,384
16,300,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	16,480,457
5,720,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	5,808,025
1,298,396	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,387,732
45,670,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	45,606,797
10,752,393	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	10,208,761
1,017,725	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	987,727
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,361,808
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	700,439
28,787,858	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	28,193,420
2,685,866	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	2,551,602
31,659,685	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	30,216,750
117,940	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	117,818
1,692,437	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	1,712,114
8,140,186	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	7,713,852
16,270,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	16,369,263
3,030,742	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	3,041,536
Principal Amount	Description	Value (†)

	ABS Other — continued
$7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	$7,215,816
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,686,134
1,675,000	OneMain Financial Issuance Trust, Series 2019-2A, Class D, 4.050%, 10/14/2036(a)	1,605,070
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,998,215
3,120,000	OneMain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	3,137,658
15,216,546	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	15,239,339
8,835,366	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	8,762,954
22,877,026	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	22,651,575
3,517,646	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	3,560,294
4,639,900	PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.750%, 3/15/2043(a)	4,601,645
11,376,488	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	11,283,594
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,336,958
10,190,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	9,755,483
2,600,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	2,602,569
3,915,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.340%, 7/05/2056(a)	3,920,007
19,415,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	19,414,247
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,171,293
8,020,000	Reach ABS Trust, Series 2025-2A, Class B, 5.120%, 8/18/2032(a)	7,993,143
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,561,484
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,830,072
5,250,000	Regional Management Issuance Trust, Series 2025-1, Class D, 6.580%, 4/17/2034(a)	5,283,134
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	9,960,245
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,474,722
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,726,539
10,910,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	10,988,323
14,782,950	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	14,976,793
43,000,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	42,273,941
22,002,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	22,116,003
421,859	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	429,959
494,029	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	506,376
1,659,127	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	1,696,082
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$16,026,371	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	$15,866,715
10,534,202	Slam Super B Master Ltd., 6.472%, 12/15/2050	10,376,600
28,768,954	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	28,276,809
17,104,756	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	16,815,085
998,206	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,023,488
5,724,875	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	5,688,444
2,305,322	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,132,493
5,184,391	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	4,751,275
21,871,749	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	19,018,403
1,928,296	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	1,673,520
2,187,552	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	1,998,621
8,444,117	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	8,335,296
4,191,389	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	4,239,422
4,825,406	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	4,825,468
3,179,531	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,143,303
23,048,230	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	22,894,613
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.029%, 11/15/2027(a)(b)	32,003,114
18,400,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	18,434,095
186,255	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	181,478
5,925,000	TSC SPV Funding LLC, Series 2026-1A, Class A2, 5.954%, 5/20/2056(a)	5,927,583
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,238,446
6,890,969	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	6,910,546
568,296	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	557,693
2,721,370	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,552,059
2,135,058	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,093,568
1,352,024	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,369,457
		1,290,601,132
	ABS Residential Mortgage — 1.5%
7,878,520	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	7,881,877
17,721,856	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	17,523,797
12,284,742	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	12,303,116
Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$9,719,181	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	$9,727,525
26,281,682	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	26,303,333
3,131,108	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	3,104,875
15,719,060	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	15,596,151
24,559,122	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A1, 4.968%, 2/25/2056(a)(b)	24,340,045
16,789,060	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	16,744,197
13,431,153	Pretium Mortgage Credit Partners LLC, Series 2026-NPL6, Class A1, 5.693%, 5/25/2056(a)(b)	13,419,193
27,603,397	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	27,602,533
26,556,383	RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765%, 5/25/2031(a)(b)	26,510,539
1,395,381	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	1,396,582
24,707,180	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	24,662,855
18,159,747	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	18,168,981
10,286,120	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	10,208,124
		255,493,723
	ABS Student Loan — 0.4%
526,317	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	534,173
19,801,179	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	20,024,730
2,150,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	2,167,268
290,761	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	274,831
1,089,583	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	991,955
1,657,778	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	1,550,247
1,738,442	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	1,618,017
269,595	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	255,846
1,403,286	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,283,131
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	556,744
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,521,081
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,410,434
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	$5,896,600
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	6,009,243
143,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.350%, 6/15/2032(b)	142,505
93,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.360%, 6/15/2032(b)	92,985
290,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	289,970
188,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	187,981
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 6.450%, 9/15/2032(b)	140,000
307,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.470%, 9/15/2032(b)	307,000
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	211,233
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,573,641
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,490,564
968,549	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	960,580
2,315,244	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	2,273,096
282,571	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	274,959
1,897,423	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	1,793,703
1,016,315	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	959,623
5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	5,883,729
6,142,112	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	6,194,136
		68,870,005
	ABS Whole Business — 0.7%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,176,249
18,825,000	FF Asset Securitization LLC, Series 2025-1A, Class A, 5.807%, 12/17/2031(a)	18,631,102
4,762,875	Focus Brands Funding LLC, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	4,941,686
6,604,840	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,332,449
2,154,375	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	2,012,148
9,422,175	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	9,476,979
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,503,986
Principal Amount	Description	Value (†)

	ABS Whole Business — continued
$35,381,200	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	$35,525,032
10,012,525	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	9,827,337
		121,426,968
	Aerospace & Defense — 2.6%
595,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	606,877
593,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	607,806
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,736,552
32,338,000	Boeing Co., 3.625%, 2/01/2031	30,751,599
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,347,340
23,082,000	Boeing Co., 5.705%, 5/01/2040	23,470,835
106,429,000	Boeing Co., 5.805%, 5/01/2050	105,148,199
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,500,106
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,103,146
15,415,000	Boeing Co., 6.528%, 5/01/2034	16,770,194
112,921,000	Boeing Co., 6.858%, 5/01/2054	126,908,765
10,340,000	Boeing Co., 7.008%, 5/01/2064	11,759,094
9,955,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	9,802,994
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,517,612
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,297,374
2,040,000	Textron, Inc., 4.950%, 3/15/2036	1,986,996
38,470,000	Textron, Inc., 6.100%, 11/15/2033	40,701,504
604,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	609,934
580,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	596,066
		439,222,993
	Airlines — 0.3%
8,505,332	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,121,862
3,597,739	American Airlines Pass-Through Trust, Series A, Class A, 3.600%, 4/15/2031	3,459,161
8,946,746	American Airlines Pass-Through Trust, Series B, Class B, 3.850%, 8/15/2029	8,747,860
2,302,373	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	2,224,346
2,059,841	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	2,083,323
18,818,128	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	19,531,711
1,766,467	United Airlines Pass-Through Trust, Series A, Class A, 3.700%, 9/01/2031	1,684,634
		45,852,897
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,932,883
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,464,293
		10,397,176
	Automotive — 0.2%
16,020,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	15,885,839
811,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	827,893
17,195,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	16,916,525
		33,630,257
	Banking — 6.4%
15,870,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	16,024,054
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Banking — continued
$23,965,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	$23,328,663
36,104,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	35,250,182
75,598,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	73,641,441
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,510,579
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,693,198
22,726,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	22,877,690
24,795,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	24,144,979
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,805,336
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	12,901,431
25,570,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	26,286,932
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,224,954
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	61,548,181
8,843,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	8,977,257
52,000,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	50,678,170
40,182,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	41,342,130
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	22,995,574
40,679,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	44,143,448
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	19,862,034
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	79,298,484
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	24,753,109
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	36,165,602
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,742,999
51,465,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	50,583,971
55,585,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	54,791,365
31,783,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	31,573,320
572,000	Synchrony Financial, 7.250%, 2/02/2033	596,259
3,599,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	3,508,475
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	9,807,455
Principal Amount	Description	Value (†)

	Banking — continued
$30,989,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	$31,133,445
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,113,567
12,568,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	12,347,735
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,629,714
42,885,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	43,660,555
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	29,732,065
14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	12,983,059
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	8,035,679
22,767,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	22,226,966
39,465,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	40,452,438
44,565,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	43,478,122
		1,082,850,617
	Brokerage — 1.0%
18,635,000	BGC Group, Inc., 6.150%, 4/02/2030	19,015,348
29,645,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	29,023,786
10,620,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	10,834,576
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	7,993,914
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,121,308
26,772,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	27,531,431
2,679,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	2,769,968
24,969,000	Jefferies Financial Group, Inc., 5.125%, 4/28/2031	24,647,536
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	27,261,131
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,908,540
393,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	393,672
		175,501,210
	Building Materials — 1.3%
18,540,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	18,813,056
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	61,084,618
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,545,850
6,572,000	Core & Main LP, 6.000%, 7/01/2034(a)	6,602,908
13,700,000	CRH America Finance, Inc., 5.000%, 2/09/2036	13,399,097
51,195,000	Eagle Materials, Inc., 5.000%, 3/15/2036	49,515,207
9,825,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	9,871,227
14,005,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	14,121,129
26,861,000	Owens Corning, 5.700%, 6/15/2034	27,763,417
1,184,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,209,074
		213,925,583
	Cable Satellite — 2.6%
49,930,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	46,412,082
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$5,627,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	$5,335,247
1,643,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,622,416
40,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	23,897,824
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,498,036
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,344,229
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	8,836,162
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	211,575
19,034,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	11,931,463
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	239,991
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	917,621
6,119,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	3,946,436
5,852,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	5,948,670
5,614,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	5,713,609
3,957,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	4,106,199
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	9,513,734
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,967,500
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	92,928,123
158,241,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	156,178,261
59,708,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	57,606,595
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,569,790
		449,725,563
	Chemicals — 0.1%
9,537,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	9,171,542
915,000	Ashland, Inc., 3.375%, 9/01/2031(a)	851,531
667,000	Chemours Co., 5.750%, 11/15/2028(a)	666,461
		10,689,534
	Collateralized Mortgage Obligations — 0.2%
8,495,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	8,490,703
22,321,204	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 4.528%, 10/25/2053(b)	22,393,586
5,499,731	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	4,722,628
		35,606,917
	Construction Machinery — 0.7%
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,942,119
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,437,215
6,065,000	United Rentals North America, Inc., 3.750%, 1/15/2032	5,620,675
2,931,000	United Rentals North America, Inc., 3.875%, 2/15/2031	2,769,352
60,936,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	60,016,622
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	28,315,550
		113,101,533
	Consumer Cyclical Services — 0.6%
32,199,000	Expedia Group, Inc., 2.950%, 3/15/2031	29,588,243
29,964,000	Expedia Group, Inc., 5.400%, 2/15/2035	29,657,778
438,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	412,383
393,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	395,166
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	$28,838,179
10,540,000	Uber Technologies, Inc., 4.800%, 9/15/2035	10,250,705
		99,142,454
	Consumer Products — 0.0%
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,825,367
	Diversified Manufacturing — 1.2%
26,895,000	Amphenol Corp., 4.625%, 2/15/2036	25,965,906
22,305,000	Amphenol Corp., 5.000%, 1/15/2035	22,281,238
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,250,945
3,759,000	Esab Corp., 5.625%, 4/01/2031(a)	3,763,079
2,729,000	Esab Corp., 6.250%, 4/15/2029(a)	2,768,901
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	40,276,685
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,221,156
6,124,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	5,948,387
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,468,118
14,479,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	13,538,522
11,294,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	10,984,802
38,470,000	Veralto Corp., 5.450%, 9/18/2033	39,448,747
		195,916,486
	Electric — 1.4%
13,137,777	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,732,547
10,255,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	10,286,134
32,601,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	32,874,588
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	32,106,180
4,998,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	4,995,521
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,357,821
31,395,000	Southern Co., 5.700%, 3/15/2034	32,523,335
13,385,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	13,117,052
15,655,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	15,539,146
8,545,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	8,310,944
18,978,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	18,598,417
15,677,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	15,596,879
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,337,841
3,015,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	3,130,086
		236,506,491
	Environmental — 0.3%
20,913,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	21,050,440
277,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	280,912
6,581,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	6,436,801
8,180,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	7,951,403
21,623,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	22,245,267
		57,964,823
	Finance Companies — 2.8%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,612,956
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	57,900,222
15,387,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	13,677,372
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	853,252
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$13,190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.750%, 1/15/2033	$12,881,080
32,622,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	31,802,338
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,212,863
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,201,803
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,121,117
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,771,762
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	18,832,289
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	7,058,865
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	32,875,448
2,679,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	2,634,641
15,805,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	15,649,555
3,538,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	3,441,803
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,700,221
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,712,748
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,620,558
25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	26,319,452
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,180,871
21,050,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	20,675,395
19,480,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	18,856,356
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,387,002
388,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	398,642
2,469,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	2,560,901
2,243,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	2,281,562
2,240,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	2,315,936
2,805,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	2,898,631
2,965,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	2,968,119
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,227,649
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	27,269,908
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,161,357
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,403,726
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	22,503,078
		472,969,478
	Financial Other — 0.0%
199,208	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	2,739
Principal Amount	Description	Value (†)

	Food & Beverage — 1.0%
$4,895,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.000%, 2/02/2029	$4,696,497
10,465,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.000%, 5/15/2032	9,300,674
22,730,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.750%, 12/01/2031	21,213,682
17,110,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	17,085,119
31,213,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	31,082,842
6,173,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.750%, 4/01/2033	6,337,619
11,855,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	12,224,390
1,719,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	1,875,654
424,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	406,583
429,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	403,377
417,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	404,768
46,487,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	42,378,781
20,030,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	19,208,263
4,016,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	4,339,222
639,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	617,312
		171,574,783
	Gaming — 0.0%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,369,250
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,564,975
		7,934,225
	Government Owned - No Guarantee — 0.3%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	23,386,627
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,426,374
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	22,614,163
		58,427,164
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,626,910
	Health Insurance — 0.5%
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,201,875
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	66,201,469
9,341,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	8,710,934
		79,114,278
	Healthcare — 0.8%
868,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	828,666
233,339	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	233,297
138,399	CVS Pass-Through Trust, 6.036%, 12/10/2028	139,043
7,955,142	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	7,426,523
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$841,375	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	$787,261
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,686,138
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,533,809
6,029,000	HCA, Inc., 4.900%, 11/15/2035	5,838,811
10,235,000	HCA, Inc., 5.125%, 6/15/2039	9,756,178
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,630,435
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,394,651
55,845,000	HCA, Inc., 5.600%, 4/01/2034	57,022,599
3,915,000	HCA, Inc., 5.750%, 3/01/2035	4,035,675
3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	3,850,673
2,910,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,145,718
2,617,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	2,731,099
		142,040,576
	Home Construction — 0.6%
18,455,000	Dr. Horton, Inc., 5.000%, 10/15/2034	18,255,320
11,360,000	Dr. Horton, Inc., 5.500%, 10/15/2035	11,601,196
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	12,004,317
38,185,000	Meritage Homes Corp., 5.650%, 3/15/2035	38,608,332
7,794,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	7,149,168
815,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	815,981
8,751,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	9,006,074
		97,440,388
	Independent Energy — 2.8%
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,728,798
19,261,000	Aker BP ASA, 4.000%, 1/15/2031(a)	18,546,426
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,113,992
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,451,179
77,325,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	78,148,934
614,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	616,594
10,600,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	10,756,944
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	73,015,234
140,594,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	143,157,764
2,697,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	2,680,799
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,794,680
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,720,971
1,278,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,284,978
285,000	SM Energy Co., 6.750%, 8/01/2029(a)	290,192
291,000	SM Energy Co., 7.000%, 8/01/2032(a)	293,681
7,675,000	SM Energy Co., 8.375%, 7/01/2028(a)	7,839,728
591,000	SM Energy Co., 8.625%, 11/01/2030(a)	620,678
580,000	SM Energy Co., 8.750%, 7/01/2031(a)	605,830
89,272,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	90,694,103
		477,361,505
	Industrial Other — 0.1%
3,231,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	3,370,392
15,650,000	TopBuild Corp., 5.625%, 1/31/2034(a)	15,802,274
		19,172,666
	Integrated Energy — 0.1%
12,351,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	12,235,520
	Leisure — 1.7%
8,000,000	Carnival Corp. Ltd., 4.000%, 8/01/2028(a)	7,852,075
40,295,000	Carnival Corp. Ltd., 5.750%, 8/01/2032(a)	40,688,577
Principal Amount	Description	Value (†)

	Leisure — continued
$6,864,000	Carnival Corp. Ltd., 6.125%, 2/15/2033(a)	$6,947,363
3,075,000	Carnival Corp. Ltd., 7.000%, 8/15/2029(a)	3,186,140
2,954,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	2,490,562
33,229,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	32,184,616
17,096,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	16,969,882
50,665,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	51,090,735
65,195,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	66,114,016
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,491,824
55,243,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	55,329,238
		293,345,028
	Life Insurance — 0.6%
2,964,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	3,001,346
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	19,231,397
4,857,000	Athene Global Funding, 2.646%, 10/04/2031(a)	4,256,969
2,659,000	Athene Holding Ltd., 3.500%, 1/15/2031	2,490,871
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,811,727
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	34,902,344
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,870,256
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,045,030
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,843,703
		100,453,643
	Lodging — 0.6%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,903,223
3,024,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	2,767,784
4,559,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	4,519,908
2,714,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	2,750,248
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	815,948
15,737,000	Marriott International, Inc., 5.100%, 5/01/2038	15,176,596
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,592,940
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	36,391,313
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	10,310,624
844,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	834,569
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,110,741
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	14,317,610
847,000	Travel & Leisure Co., 6.000%, 4/01/2027	848,331
		109,339,835
	Media Entertainment — 2.0%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,719,374
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	15,949,408
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	82,317,534
142,683,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	145,558,462
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Media Entertainment — continued
$3,722,000	Discovery Communications LLC, 3.625%, 5/15/2030	$3,461,448
13,837,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	12,416,632
23,562,000	Meta Platforms, Inc., 5.625%, 11/15/2055	21,350,863
21,938,000	Meta Platforms, Inc., 6.300%, 5/15/2056	21,837,490
6,489,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	6,788,216
6,624,000	Paramount Global, 4.950%, 1/15/2031	6,157,267
5,900,000	Paramount Global, 7.875%, 7/30/2030	6,196,539
		337,753,233
	Metals & Mining — 1.8%
11,381,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	11,262,510
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,299,986
2,131,000	Australian Metcoal Financing Pty. Ltd., 6.250%, 10/22/2031(a)	2,168,937
1,485,000	Australian Metcoal Financing Pty. Ltd., 6.750%, 4/22/2034(a)	1,530,421
2,993,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	2,990,734
4,908,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	4,879,006
5,780,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	5,765,037
3,128,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	2,976,001
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,697,442
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,982,176
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,106,935
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	10,853,316
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	22,381,561
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,608,517
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,066,344
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	31,871,941
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	96,104,074
397,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	409,884
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,233,138
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,205,373
		306,393,333
	Midstream — 4.0%
2,995,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	3,059,021
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,727,653
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	55,064,864
3,064,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	3,007,484
2,445,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	2,555,861
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	12,359,282
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	689,852
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,241,708
125,000	Energy Transfer LP, 5.600%, 9/01/2034	127,572
34,865,000	Energy Transfer LP, 5.700%, 4/01/2035	35,783,145
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	49,324,232
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	55,791,291
2,839,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	3,013,755
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,322,220
11,834,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	11,768,704
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	98,544
12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	13,610,459
Principal Amount	Description	Value (†)

	Midstream — continued
$5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	$5,115,563
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,224,264
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,142,980
1,212,000	Sunoco LP, 5.375%, 7/15/2031(a)	1,195,497
7,118,000	Sunoco LP, 5.625%, 3/15/2031(a)	7,066,081
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,609,973
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	45,888,409
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	54,012,834
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	10,164,540
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,947,511
3,258,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	3,180,835
17,402,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	17,804,996
21,107,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	21,993,114
8,858,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	9,228,043
21,904,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	24,039,925
12,616,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	14,148,491
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,102,138
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,489,924
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,414,222
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,681,539
10,650,000	Western Midstream Operating LP, 5.500%, 12/15/2035	10,537,677
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	632,890
49,980,000	Western Midstream Operating LP, 5.700%, 7/01/2036	50,069,928
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	28,093,685
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,020,305
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,922,643
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,707,650
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	47,039,543
		677,020,847
	Mortgage Related — 0.0%
156	Federal National Mortgage Association, 6.000%, 7/01/2029	159
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,437,033
	Non-Agency Commercial Mortgage-Backed Securities — 2.8%
4,955,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.369%, 6/15/2040(a)(b)	4,976,678
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,455,673
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$36,335,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	$36,244,489
15,225,000	BAY Trust, Series 2026-MDWS, Class B, 1 mo. USD SOFR + 2.043%, 5.643%, 6/15/2041(a)(b)	15,187,105
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	376,179
11,205,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.125%, 11/15/2042(a)(b)	11,229,511
5,035,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 11/15/2042(a)(b)	5,053,869
3,560,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.112%, 11/05/2042(a)(b)	3,529,228
2,089,500	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.465%, 1/17/2039(a)(b)	2,089,500
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	11,256,068
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	1,460,459
7,455,315	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	7,459,975
9,470,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.175%, 12/15/2042(a)(b)	9,496,634
1,660,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 12/15/2042(a)(b)	1,665,187
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.069%, 3/15/2042(a)(b)	69,707,756
54,890,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.325%, 7/15/2044(a)(b)	54,890,000
8,440,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 7/15/2044(a)(b)	8,440,000
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	54,935,862
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,627,586
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,298,003
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	323,511
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	436,618
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	10,691,280
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,382,493
3,775,483	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.925%, 10/15/2042(a)(b)	3,783,742
3,197,603	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.225%, 10/15/2042(a)(b)	3,207,595
2,142,972	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.475%, 10/15/2042(a)(b)	2,153,687
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,832,329	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	$5,839,620
7,134,648	Extended Stay America Trust, Series 2026-ESH2, Class B, 1 mo. USD SOFR + 1.400%, 5.025%, 2/15/2043(a)(b)	7,156,944
6,169,621	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.225%, 2/15/2043(a)(b)	6,204,325
30,590,000	GFH Mortgage Trust, Series 2025-IND, Class A, 5.148%, 6/15/2033(a)	30,466,887
5,907,613	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	5,459,258
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,647,656
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)(f)	47,124
1,856,955	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	1,819,779
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	331,051
11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	11,488,660
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 1/15/2042(a)(b)	7,221,582
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	6,119,797
18,000,000	Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.499%, 6/10/2048(a)(b)	18,128,306
216,411	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.848%, 10/15/2046(b)	209,354
1,664,021	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,606,804
5,755,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	4,704,712
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,468,781
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.868%, 12/15/2039(a)(b)	8,232,572
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,960,505
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)(f)	192,584
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$769,166	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	$746,706
2,881,155	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,492,084
		481,903,779
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,891,150
	Oil Field Services — 0.2%
22,193,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	21,769,760
2,338,000	Oceaneering International, Inc., 6.000%, 2/01/2028	2,371,468
1,845,000	Oceaneering International, Inc., 6.000%, 2/01/2028	1,871,411
2,725,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	2,780,306
		28,792,945
	Other REITs — 0.3%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,357,569
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	38,397,187
		43,754,756
	Pharmaceuticals — 0.9%
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,024,962
46,039,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	48,559,413
9,089,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,044,287
58,222,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	44,940,057
4,139,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,135,592
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,138,942
5,947,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	6,170,875
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,599,937
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,026,508
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,504,457
10,760,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	11,023,050
		153,168,080
	Property & Casualty Insurance — 0.9%
1,370,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,392,274
2,717,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	2,730,292
6,731,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,806,838
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,283,013
18,082,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	17,953,793
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,182,089
3,120,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	3,133,519
6,505,000	Brown & Brown, Inc., 5.550%, 6/23/2035	6,490,952
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,670,547
2,924,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	2,914,676
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$25,090,015
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	40,582,327
1,602,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,576,140
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,282,407
6,750,000	Willis North America, Inc., 5.150%, 3/15/2036	6,618,279
		158,707,161
	Restaurants — 0.3%
2,595,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	2,493,608
665,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	652,501
36,627,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	34,577,683
3,154,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	3,170,467
7,503,000	Yum! Brands, Inc., 3.625%, 3/15/2031	6,983,253
2,871,000	Yum! Brands, Inc., 4.625%, 1/31/2032	2,747,250
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,940,315
		57,565,077
	Retailers — 0.3%
34,640,000	Amazon.com, Inc., 4.875%, 3/13/2036	34,099,721
1,653,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,627,693
10,037,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	10,388,312
265,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	247,871
		46,363,597
	Technology — 7.7%
38,650,000	Alphabet, Inc., 4.800%, 2/15/2036	37,994,764
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	21,542,791
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	55,659,951
35,641,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	35,947,099
797,000	Block, Inc., 6.500%, 5/15/2032	813,670
11,069,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,402,679
40,087,000	Broadcom, Inc., 3.469%, 4/15/2034	35,997,724
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,499,579
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	20,113,953
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	50,931,058
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	45,290,948
29,765,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	29,338,612
13,816,000	Entegris, Inc., 3.625%, 5/01/2029(a)	13,208,911
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	58,081,984
2,568,000	Entegris, Inc., 5.950%, 6/15/2030(a)	2,594,065
18,845,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	18,557,203
23,032,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	23,328,697
3,922,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	3,851,828
7,050,000	Intel Corp., 5.300%, 5/15/2036	7,014,731
61,243,000	Intuit, Inc., 5.500%, 6/15/2036	61,006,105
57,888,000	Leidos, Inc., 5.000%, 3/15/2036	55,755,205
24,438,000	Leidos, Inc., 5.400%, 3/15/2032	24,750,869
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,355,301
58,923,000	Leidos, Inc., 5.750%, 3/15/2033	60,660,672
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$27,743,000	MSCI, Inc., 5.250%, 9/01/2035	$27,155,982
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	15,900,574
13,765,000	NetApp, Inc., 5.700%, 3/17/2035	14,082,045
52,260,000	NVIDIA Corp., 4.950%, 6/15/2036	51,801,793
20,953,000	Open Text Corp., 3.875%, 12/01/2029(a)	19,265,121
4,504,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	4,125,897
1,246,000	Oracle Corp., 3.950%, 3/25/2051	797,168
76,028,000	Oracle Corp., 5.200%, 9/26/2035	71,177,895
13,135,000	Oracle Corp., 5.700%, 2/04/2036	12,720,654
31,416,000	Oracle Corp., 5.950%, 9/26/2055	26,697,888
2,472,000	Oracle Corp., 6.000%, 8/03/2055	2,104,665
35,552,000	Oracle Corp., 6.700%, 2/04/2056	33,461,926
30,882,000	Oracle Corp., 6.850%, 2/04/2066	28,744,585
11,575,000	Paychex, Inc., 5.600%, 4/15/2035	11,696,031
85,649,000	Salesforce, Inc., 5.550%, 3/15/2036	85,584,063
2,619,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	2,599,901
2,566,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	2,527,215
1,566,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	1,598,228
1,517,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	1,543,945
1,506,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	1,574,758
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	19,706,736
23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	22,532,981
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,911,084
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	70,641,580
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	36,721,659
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,075,755
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,308,331
779,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	788,490
		1,304,545,349
	Treasuries — 13.6%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	60,742,874
148,890,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	132,849,428
344,556,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	307,623,904
154,991,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	148,864,012
614,308,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	589,639,694
255,036,000	U.S. Treasury Bonds, 4.750%, 2/15/2045(g)	249,467,049
546,546,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	551,200,178
272,096,000	U.S. Treasury Notes, 3.875%, 3/31/2028	270,756,776
		2,311,143,915
	Wireless — 1.0%
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	639,070
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	51,070,832
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,607,758
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	53,453,651
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	57,266,326
		170,037,637
	Wirelines — 0.3%
15,835,000	AT&T, Inc., 5.125%, 4/30/2036	15,518,610
43,160,000	AT&T, Inc., 5.375%, 8/15/2035	43,359,425
		58,878,035
	Total Non-Convertible Bonds (Identified Cost $14,338,375,300)	14,337,508,430

Principal Amount	Description	Value (†)

Convertible Bonds — 0.3%
	Cable Satellite — 0.1%
$2,368,223	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	$7,394,776
268,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	306,726
		7,701,502
	Consumer Cyclical Services — 0.1%
563,000	Compass, Inc., 0.250%, 4/15/2031(a)	611,418
859,000	DoorDash, Inc., Zero Coupon, 5/15/2030	846,115
769,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	752,082
15,094,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	18,052,424
		20,262,039
	Consumer Products — 0.0%
878,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	912,857
	Diversified Manufacturing — 0.0%
328,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	358,451
264,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	482,724
443,000	Itron, Inc., 1.375%, 7/15/2030	441,201
		1,282,376
	Electric — 0.0%
619,000	Evergy, Inc., 4.500%, 12/15/2027	880,466
992,000	FirstEnergy Corp., 3.875%, 1/15/2031	1,101,318
683,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	813,855
		2,795,639
	Environmental — 0.0%
522,000	Tetra Tech, Inc., 2.250%, 8/15/2028	548,361
	Financial Other — 0.0%
252,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	277,956
16,523,463	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	289,161
		567,117
	Food & Beverage — 0.0%
560,000	Post Holdings, Inc., 2.500%, 8/15/2027	579,600
	Industrial Other — 0.0%
492,000	Fluor Corp., 1.125%, 8/15/2029	650,916
418,000	Granite Construction, Inc., 3.250%, 6/15/2030	874,456
		1,525,372
	Leisure — 0.0%
307,000	NCL Corp. Ltd., 0.875%, 4/15/2030	341,921
	Metals & Mining — 0.0%
589,000	B2Gold Corp., 2.750%, 2/01/2030(a)	818,415
	Midstream — 0.0%
517,000	UGI Corp., 5.000%, 6/01/2028	691,798
	Pharmaceuticals — 0.0%
314,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	374,820
554,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	608,734
562,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	683,055
595,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	1,017,450
426,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	386,609
		3,070,668
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Restaurants — 0.0%
$271,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	$344,847
	Retail REITs — 0.0%
376,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	413,976
	Retailers — 0.0%
729,000	Etsy, Inc., 1.000%, 6/15/2030	845,057
252,000	Freshpet, Inc., 3.000%, 4/01/2028	292,320
		1,137,377
	Technology — 0.1%
768,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	915,301
818,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	860,945
452,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	571,780
700,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	1,163,363
572,000	Guidewire Software, Inc., 1.250%, 11/01/2029	549,120
229,000	InterDigital, Inc., 3.500%, 6/01/2027	837,797
159,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	733,388
570,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	656,083
386,000	MKS, Inc., 1.250%, 6/01/2030	1,136,216
443,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	818,202
694,000	Nutanix, Inc., 0.500%, 12/15/2029	682,480
558,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	737,151
1,036,000	Rubrik, Inc., Zero Coupon, 6/15/2030	1,057,756
53,000	Seagate HDD Cayman, 3.500%, 6/01/2028	618,325
573,000	SiTime Corp., Zero Coupon, 6/15/2031	634,030
772,000	Snowflake, Inc., Zero Coupon, 10/01/2029	1,364,973
		13,336,910
	Total Convertible Bonds (Identified Cost $65,461,476)	56,330,775

Municipals — 0.0%
	Virginia — 0.0%
6,675,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,437,377)	4,937,017
	Total Bonds and Notes (Identified Cost $14,410,274,153)	14,398,776,222

Senior Loans — 5.5%
	Aerospace & Defense — 0.1%
2,812,932	TransDigm, Inc., 2025 Term Loan K, 1 mo. USD SOFR + 2.250%, 5.894%, 3/22/2030(b)(h)	2,813,101
2,800,890	TransDigm, Inc., 2025 Term Loan M, 1 mo. USD SOFR + 2.500%, 6.144%, 8/19/2032(b)(h)	2,801,226
3,920,175	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(h)	3,919,548
		9,533,875
	Automotive — 0.1%
24,329,025	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(b)(h)	24,283,530
1,961,037	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(i)	1,020
2,789,562	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(i)	1,451
Principal Amount	Description	Value (†)

	Automotive — continued
$1,892,385	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(h)(i)	$276,761
5,452,650	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(e)(h)(i)	1,799
		24,564,561
	Brokerage — 0.0%
7,731,442	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(h)	7,712,655
	Building Materials — 0.2%
11,819,575	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(b)(h)	11,913,187
4,866,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(j)	4,853,835
2,800,783	Quikrete Holdings, Inc., 2025 Term Loan B1, 1 mo. USD SOFR + 2.250%, 5.894%, 4/14/2031(b)(h)	2,797,282
8,635,512	QXO, Inc., 2026 Term Loan B, 4/30/2032(j)	8,611,505
		28,175,809
	Chemicals — 0.2%
31,202,138	Qnity Electronics, Inc., 2026 Term Loan B, 11/01/2032(j)	31,234,276
2,383,794	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.413%, 10/29/2032(b)(h)	2,392,733
		33,627,009
	Construction Machinery — 0.1%
5,673,014	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(b)(h)	5,674,772
6,137,215	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(b)(h)	6,183,244
		11,858,016
	Consumer Cyclical Services — 0.2%
3,640,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(b)(h)	3,647,571
31,622,070	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(b)(h)	31,606,259
566,964	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 10/31/2031(b)(h)	528,694
		35,782,524
	Diversified Manufacturing — 0.0%
6,321,155	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.633%, 2/11/2028(b)(h)	6,323,810
	Electric — 0.5%
77,521,501	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(b)(h)	77,402,893
	Environmental — 0.1%
24,934,700	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(b)(h)	24,997,037
	Gaming — 0.5%
19,671,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(b)(h)	19,623,790
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Gaming — continued
$49,989,517	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(h)	$49,477,124
10,300,950	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(h)	10,246,252
		79,347,166
	Healthcare — 0.9%
6,885,743	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(h)	6,894,350
38,115,501	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(b)(h)	38,038,127
111,926,482	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(h)	111,178,813
		156,111,290
	Industrial Other — 0.1%
23,910,276	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(b)	23,876,562
	Lodging — 0.4%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.398%, 11/08/2030(b)	20,629,097
54,816,300	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 5/24/2030(b)(h)	54,821,781
		75,450,878
	Media Entertainment — 0.6%
83,837,135	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(h)	83,829,589
22,782,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	22,830,982
		106,660,571
	Metals & Mining — 0.2%
28,267,188	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(b)(h)	28,189,453
	Pharmaceuticals — 0.3%
55,960,000	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(b)(h)	55,932,020
	Property & Casualty Insurance — 0.2%
2,805,829	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 9/19/2031(b)(h)	2,765,678
8,923,635	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(h)	8,792,279
19,544,783	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(h)	18,873,029
3,411,769	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(h)	3,337,153
		33,768,139
Principal Amount	Description	Value (†)

	Retailers — 0.1%
$10,268,464	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(h)	$10,247,106
	Technology — 0.6%
17,302,635	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(b)(h)	17,259,378
6,431,488	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(j)	6,558,767
2,300,785	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(k)	2,346,317
1,267,215	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	1,292,294
9,574,374	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	8,707,893
4,724,389	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(h)	4,621,067
55,997,556	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(b)(h)	55,832,364
		96,618,080
	Wireless — 0.1%
10,706,020	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.400%, 1/25/2031(b)(h)	10,712,764
	Total Senior Loans (Identified Cost $949,780,357)	936,892,218

Collateralized Loan Obligations — 5.2%
13,405,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 4.964%, 7/22/2038(a)(b)	13,420,898
3,487,736	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.825%, 7/20/2031(a)(b)	3,487,510
16,505,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.034%, 7/22/2038(a)(b)	16,546,758
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.123%, 7/15/2037(a)(b)	7,909,174
11,805,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.060%, 10/16/2037(a)(b)	11,825,659
811,619	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.675%, 7/18/2030(a)(b)	811,568
4,005,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 4.945%, 10/20/2038(a)(b)	4,015,613
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 4.855%, 4/20/2038(a)(b)	4,395,018
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.375%, 10/20/2037(a)(b)	6,210,993
3,579,000	Benefit Street Partners CLO XXXI Ltd., Series 2023-31A, Class BR, 3 mo. USD SOFR + 1.750%, 5.417%, 4/25/2038(a)(b)	3,588,577
2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.317%, 1/25/2038(a)(b)	2,698,269
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$17,040,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 4.976%, 10/23/2038(a)(b)	$17,061,619
10,015,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.055%, 7/20/2037(a)(b)	10,035,030
13,735,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	13,738,777
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.064%, 10/22/2037(a)(b)	20,251,355
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.635%, 7/15/2031(a)(b)	2,525,000
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 5.430%, 7/17/2037(a)(b)	6,504,959
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 4.995%, 1/18/2038(a)(b)	54,432,926
11,410,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 4.973%, 7/15/2038(a)(b)	11,423,909
11,715,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.955%, 10/19/2038(a)(b)	11,719,393
3,970,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.026%, 7/23/2037(a)(b)	3,975,526
2,420,000	CIFC Funding Ltd., Series 2021-6A, Class A1R, 3 mo. USD SOFR + 1.210%, 4.882%, 7/15/2039(a)(b)	2,421,210
19,410,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2038(a)(b)	19,424,286
7,115,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.985%, 4/20/2038(a)(b)	7,124,385
8,245,000	Diameter Capital CLO 4 Ltd., Series 2022-4A, Class ARR, 3 mo. USD SOFR + 1.230%, 4.903%, 1/15/2039(a)(b)	8,249,947
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.973%, 1/15/2031(a)(b)	3,336,457
24,520,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.025%, 10/20/2038(a)(b)	24,546,678
28,260,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 4.945%, 10/20/2038(a)(b)	28,298,792
14,870,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 4.933%, 10/15/2038(a)(b)	14,890,689
3,620,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(a)(b)	3,624,970
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.003%, 1/15/2038(a)(b)	37,651,253
25,360,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 4.953%, 10/15/2038(a)(b)	25,397,989
Principal Amount	Description	Value (†)

$3,980,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 4.845%, 10/18/2035(a)(b)	$3,980,239
22,900,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	22,920,899
11,735,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.007%, 10/25/2038(a)(b)	11,755,567
18,665,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(a)(b)	18,665,000
18,665,000	OCP CLO Ltd., Series 2020-18AR, Class A1R3, 3 mo. USD SOFR + 1.220%, 0.000%, 7/21/2039(a)(b)(l)	18,664,907
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.002%, 1/21/2038(a)(b)	33,962,400
28,405,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 7/18/2037(a)(b)	28,422,185
18,490,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.925%, 10/19/2038(a)(b)	18,517,735
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.273%, 7/15/2037(a)(b)	40,474,047
69,870,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class AR, 3 mo. USD SOFR + 1.270%, 0.000%, 7/15/2039(a)(b)(l)	69,869,651
14,355,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A2R, 3 mo. USD SOFR + 1.150%, 4.823%, 1/15/2033(a)(b)	14,345,095
12,855,000	Post CLO Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.450%, 5.125%, 4/20/2035(a)(b)	12,854,627
19,620,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.975%, 10/20/2038(a)(b)	19,643,171
28,735,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.045%, 10/20/2037(a)(b)	28,783,763
21,695,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.963%, 10/15/2038(a)(b)	21,732,684
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.187%, 4/20/2034(a)(b)	6,681,096
25,405,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 4.983%, 10/15/2038(a)(b)	25,437,747
7,395,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1R, 3 mo. USD SOFR + 1.310%, 4.969%, 4/15/2037(a)(b)	7,406,092
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.417%, 10/24/2037(a)(b)	11,728,877
21,870,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 4.965%, 4/20/2038(a)(b)	21,880,935
4,275,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.375%, 4/20/2038(a)(b)	4,278,394
12,070,000	Symphony CLO 48 Ltd., Series 2025-48A, Class B, 3 mo. USD SOFR + 1.750%, 5.425%, 4/20/2038(a)(b)	12,095,794
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$25,310,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.043%, 7/15/2037(a)(b)	$25,350,926
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.636%, 10/18/2031(a)(b)	3,335,678
	Total Collateralized Loan Obligations (Identified Cost $883,193,803)	884,332,696

Principal Amount/ Shares
Private Credit — 2.5%
	ABS Other — 0.3%
$20,656,128	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(c)(m)	19,589,218
23,000,000	Coventry PACE SBC4 LLC, 7.500%, 1/17/2056(c)(m)	23,411,024
3,187,197	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(c)(m)	3,160,221
		46,160,463
	Apartment REITs — 0.0%
6,002,009	BFW Issuer 2025-1 LLC, 7.250%, 9/30/2050(c)(m)	5,957,509
	Banking — 0.8%
43,300,000	AP Bosphorus Holdings Ltd., 3 mo. USD SOFR + 2.600%, 6.264%, 12/15/2037(b)(c)(m)	43,538,891
41,735,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(c)(m)	40,875,196
8,700,000	Industrial DPR Funding Ltd., 5.730%, 7/15/2032(c)(m)	8,668,004
21,750,000	Industrial DPR Funding Ltd., 5.930%, 7/15/2035(c)(m)	21,757,267
20,000,000	Royal Bank of Scotland International Ltd., Series E, 4.660%, 12/16/2028(c)(m)	19,763,266
		134,602,624
	Building Materials — 0.2%
3,385	QXO, Inc., Series C, 4.750%(c)(k)(m)(n)	36,341,360
	Finance Companies — 0.2%
33,745,000	Lakeview Loan Servicing LLC, Series C, 5.650%, 12/02/2032(c)(m)	32,786,831
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(c)(m)	9,985,560
		42,772,391
	Technology — 1.0%
169,085,000	Big Sky Funding LLC, 5.750%, 10/20/2035(c)(k)(m)	168,583,917
	Total Private Credit (Identified Cost $435,010,334)	434,418,264

Shares	Description	Value (†)
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Chemicals — 0.0%
11,900	Albemarle Corp., 7.250%	$658,665
	Electric — 0.0%
23,050	PG&E Corp., Series A, 6.000%	953,578
	Technology — 0.2%
285,900	Alphabet, Inc., Series A, 6.250%	14,549,451
332,300	Alphabet, Inc., Series B, 6.250%	16,714,690
9,900	Oracle Corp., Series D, 6.500%	445,005
		31,709,146
	Total Convertible Preferred Stocks (Identified Cost $33,199,827)	33,321,389
	Total Preferred Stocks (Identified Cost $33,199,827)	33,321,389

Principal Amount
Short-Term Investments — 3.4%
$574,124,147	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $574,158,435 on 7/01/2026 collateralized by $194,610,500 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $256,466,412; $346,606,000 U.S. Treasury Note, 0.625% due 12/31/2027 valued at $329,140,343 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $574,124,147)	574,124,147
	Total Investments — 101.4% (Identified Cost $17,285,582,621)	17,261,864,936
	Other assets less liabilities — (1.4)%	(241,709,030)
	Net Assets — 100.0%	$17,020,155,906

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of
Rule 144A holdings amounted to $7,109,163,009 or 41.8% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(l)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.
(m)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Bosphorus Holdings Ltd.	3/16/2026	$43,300,000	$43,538,891	0.3%
BFW Issuer 2025- 1 LLC	4/30/2026	6,002,009	5,957,509	Less than 0.1%
Big Sky Funding LLC	6/08/2026	169,085,000	168,583,917	1.0%
Bosphorous Financial Services Ltd.	1/20/2026	41,735,000	40,875,196	0.2%
Chol Aviation Capital Ltd.	2/10/2026-5/15/2026	20,656,128	19,589,218	0.1%
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Coventry PACE SBC4 LLC	6/30/2026	$23,000,000	$23,411,024	0.2%
Industrial DPR Funding Ltd.	8/07/2025	21,750,000	21,757,267	0.1%
Industrial DPR Funding Ltd.	8/07/2025	8,700,000	8,668,004	0.1%
Lakeview Loan Servicing LLC	11/13/2025	33,745,000	32,786,831	0.2%
MSD Investment Corp.	11/08/2024	10,000,000	9,985,560	Less than 0.1%
PureWest ABS Issuer LLC	1/05/2026-6/05/2026	3,187,197	3,160,221	Less than 0.1%
QXO, Inc.	1/12/2026	33,850,000	36,341,360	0.2%
Royal Bank of Scotland International Ltd.	11/18/2025	20,000,000	19,763,266	0.1%

(n)	Private credit preferred stock with no specified maturity date.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	8,947	$1,844,636,237	$1,844,270,269	$(365,968)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	3,415	364,633,629	365,565,078	931,449
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	5,144	578,599,501	597,507,750	18,908,249
Total					$19,473,730
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	3,736	$416,950,238	$420,183,250	$(3,233,012)
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 68.6% of Net Assets

Non-Convertible Bonds — 68.3%
	ABS Car Loan — 2.7%
$730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$744,851
300,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	302,724
195,000	AutoNation Finance Trust, Series 2026-1A, Class D, 5.070%, 1/11/2034(a)	192,837
220,000	AutoNation Finance Trust, Series 2026-2A, Class D, 5.750%, 5/15/2034(a)	221,433
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	949,371
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	208,550
945,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-2A, Class C, 6.240%, 8/20/2031(a)	967,054
185,000	Avis Budget Rental Car Funding LLC, Series 2026-4A, Class C, 5.870%, 12/20/2032(a)	187,123
420,000	Avis Budget Rental Car Funding LLC, Series 2026-4A, Class D, 7.670%, 12/20/2032(a)	424,059
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	888,795
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	1,714,712
100,000	CarMax Select Receivables Trust, Series 2026-B, Class D, 5.800%, 10/15/2032	100,524
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	267,958
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	128,476
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	100,950
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	320,547
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	212,676
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	101,324
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	297,045
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	260,442
190,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	189,569
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	257,531
680,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	673,446
975,881	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	977,756
1,830,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	1,866,089
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	983,800
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	365,760
555,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.440%, 10/15/2032	556,410
644,230	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	644,156
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$1,626,822	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	$1,631,704
510,000	FHF Issuer Trust, Series 2026-1A, Class A2, 5.410%, 9/16/2030(a)	512,001
340,000	FHF Issuer Trust, Series 2026-1A, Class B, 5.770%, 2/17/2032(a)	340,373
325,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	321,392
112,788	Flagship Credit Auto Trust, Series 2022-3, Class C, 4.990%, 7/17/2028(a)	112,879
950,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	928,586
93,285	Flagship Credit Auto Trust, Series 2022-4, Class C, 7.710%, 10/16/2028(a)	93,946
246,227	Flagship Credit Auto Trust, Series 2023-1, Class C, 5.430%, 5/15/2029(a)	246,449
320,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	319,577
180,000	Flagship Credit Auto Trust, Series 2024-1, Class C, 5.790%, 2/15/2030(a)	179,811
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	470,041
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	243,566
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	202,327
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	106,851
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	102,647
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	99,811
1,530,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class C, 6.130%, 12/26/2029(a)	1,530,437
283,960	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class C, 30 day USD SOFR Average + 2.350%, 5.959%, 9/20/2033(a)(b)	284,404
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	99,756
113,674	Lendbuzz Securitization Trust, Series 2026-1A, Class B, 5.160%, 12/16/2030(a)	113,166
136,409	Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.740%, 9/15/2031(a)	135,151
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	211,951
745,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	750,345
1,760,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	1,773,274
290,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class D, 5.247%, 7/17/2034(a)	290,794
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	969,703
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	101,113
625,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	623,137
930,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	926,422
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	642,771
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	$833,110
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	291,430
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	731,291
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	197,528
260,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	262,397
		31,786,109
	ABS Credit Card — 0.3%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,103,420
585,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	587,464
1,420,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	1,409,458
		3,100,342
	ABS Home Equity — 2.1%
1,020,000	Arixa Mortgage Trust, Series 2026-RTL1, Class A1, 6.051%, 5/25/2031(a)(b)	1,020,512
119,500	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(c)	118,716
115,185	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(c)	115,546
62,938	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(c)	54,496
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	1,895,593
785,000	Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1, 6.014%, 5/25/2031(a)(b)	788,925
1,616,525	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	1,612,731
235,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	234,465
335,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A2, 6.763%, 11/25/2030(a)(b)	334,741
16,213	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 4.939%, 9/20/2034(b)(c)	14,866
803,737	CoreVest American Finance Trust, Series 2019-2, Class B, 3.424%, 6/15/2052(a)	772,755
245,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.633%, 5/15/2052(a)(b)	241,676
1,340,000	CoreVest American Finance Trust, Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,252,871
145,975	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	147,677
70,488	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(c)	68,893
53,459	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(c)	52,265
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$58,795	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(c)	$58,801
1,408,398	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.148%, 12/27/2060(a)(b)	1,403,795
81,536	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	82,013
310,684	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.414%, 9/19/2045(b)(c)	160,291
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 6.328%, 7/25/2043(a)(b)	260,715
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 6.128%, 10/25/2043(a)(b)	45,774
71,903	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	70,270
217,930	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	196,464
278,162	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 4.983%, 9/25/2034(b)(c)	219,961
428,842	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	439,519
201,421	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.283%, 2/25/2046(b)(c)	182,305
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 6.750%, 5/25/2034(b)(c)	177,763
77,455	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	76,786
55,208	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	54,770
54,570	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	55,002
225,075	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(c)	222,509
3,876	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 5.368%, 5/25/2036(b)(c)	3,658
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	214,654
214,523	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)	122,090
377,673	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	325,724
594,163	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	594,163
641,166	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	586,018
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(b)	445,086
338,081	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	312,696
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	$927,941
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	399,104
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	389,606
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	228,298
59,722	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	58,871
212,890	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	213,020
68,087	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	67,058
534,841	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	531,695
854,743	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	843,918
786,512	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	775,358
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	930,675
1,220,000	Roc Mortgage Trust, Series 2024-RTL1, Class M1, 7.277%, 10/25/2039(a)(b)	1,224,492
1,442,787	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.073%, 7/25/2035(b)	817,874
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,122,113
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(b)	525,853
110,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	108,729
150,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	148,259
		24,350,419
	ABS Other — 6.9%
626,512	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	630,094
636,594	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	613,514
68,821	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	68,002
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,080
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(b)	1,824,732
630,440	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	632,392
2,825,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	2,818,740
110,019	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	107,329
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	253,319
1,070,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class C, 11.789%, 8/15/2031(a)	1,073,424
308,807	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	320,031
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$101,227	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	$103,202
57,833	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	59,160
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	328,815
99,725	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	98,199
1,732,980	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	1,710,780
2,195,155	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	2,167,290
451,186	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	440,191
635,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	635,773
115,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	115,230
845,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	833,678
312,727	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	327,422
535,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	524,427
174,125	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	168,474
2,675,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	2,550,920
356,563	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	300,457
255,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class A, 5.850%, 6/15/2032(a)	255,443
230,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class B, 6.540%, 6/15/2032(a)	230,504
104,695	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	110,425
210,576	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	213,473
652,371	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	650,968
457,507	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	457,625
696,755	Foundation Finance Trust, Series 2025-2A, Class D, 5.680%, 4/15/2052(a)	693,793
310,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	310,538
500,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.417%, 6/15/2051(a)	501,027
622,576	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	621,173
1,388,050	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	1,375,433
131,152	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	132,767
905,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	904,848
22,576	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	22,573
212,689	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	212,575
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$622,048	Hilton Grand Vacations Trust, Series 2025-3EXT, Class C, 5.390%, 10/25/2044(a)	$617,458
93,295	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	92,020
1,745,000	Horizon Aircraft Finance III Ltd., Series 2019-2, Class E, Zero Coupon, 11/15/2039(a)	318,462
312,675	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970%, 8/25/2049(a)	291,053
2,450,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	2,458,761
180,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1C, 7.150%, 9/10/2031(a)	181,112
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	500,942
545,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	542,794
1,100,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	1,112,178
400,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	406,156
1,631,824	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,744,102
175,000	Lendmark Funding Trust, Series 2025-1A, Class D, 6.480%, 9/20/2034(a)	176,868
1,175,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	1,173,374
593,557	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	563,547
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	111,192
910,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	924,226
1,781,548	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	1,744,761
95,845	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	94,599
54,273	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	54,217
50,579	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	51,167
710,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	714,332
485,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	480,249
375,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class C, 8.990%, 6/17/2031(a)	382,305
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	165,879
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	992,869
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	748,281
1,251,228	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	1,253,102
901,568	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	894,179
800,091	OWN Equipment Fund III LLC, Series 2025-2M, Class B, 6.490%, 3/27/2034(a)	802,624
178,545	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	180,709
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$678,300	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	$672,761
555,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	531,334
165,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	165,163
2,575,000	QTS Issuer ABS II LLC, Series 2026-5A, Class B, 7.200%, 3/06/2056(a)	2,569,900
260,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.340%, 7/05/2056(a)	260,332
1,320,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	1,319,949
1,945,000	Regional Management Issuance Trust, Series 2025-2, Class C, 5.360%, 11/16/2037(a)	1,923,426
405,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	404,532
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	435,886
120,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	120,529
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	433,828
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	647,265
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	105,819
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	101,745
765,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	770,492
533,662	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	540,660
2,490,000	SF ABS Issuer LLC, Series 2025-1A, Class B, 5.866%, 11/25/2055(a)	2,424,992
1,265,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	1,271,555
52,997	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	54,015
44,486	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	45,598
122,871	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	120,993
737,964	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	706,556
655,584	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	649,053
605,430	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	569,300
1,854,479	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	1,822,755
1,734,329	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	1,704,958
779,755	Stream Innovations Issuer Trust, Series 2025-1A, Class C, 6.120%, 9/15/2045(a)	783,160
99,154	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	91,720
332,071	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	169,971
382,072	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	332,227
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$616,424	Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.310%, 4/30/2049(a)	$594,237
878,075	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	802,239
1,650,160	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.460%, 1/30/2052(a)	1,515,569
1,638,839	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,617,719
137,156	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	137,158
2,592,157	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	2,574,880
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.029%, 11/15/2027(a)(b)	953,370
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	334,298
500,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	500,926
295,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class B, 6.190%, 12/15/2029(a)	295,228
135,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	136,622
116,988	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	117,320
164,654	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	166,577
1,617,316	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	1,587,140
1,597,018	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	1,313,070
577,163	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	559,685
178,879	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	173,310
198,177	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	185,848
24,415	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	24,730
		80,642,758
	ABS Residential Mortgage — 1.2%
332,807	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	332,949
935,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	935,294
1,073,368	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	1,061,372
483,620	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	484,343
655,129	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	655,691
1,376,584	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	1,377,718
188,905	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	187,323
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$951,967	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	$944,523
1,086,496	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	1,083,592
920,145	Pretium Mortgage Credit Partners LLC, Series 2026-NPL6, Class A1, 5.693%, 5/25/2056(a)(b)	919,326
1,555,005	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	1,554,956
1,786,890	RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765%, 5/25/2031(a)(b)	1,783,805
1,593,860	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	1,591,001
782,366	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	782,764
633,866	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	629,060
		14,323,717
	ABS Student Loan — 1.0%
97,254	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	98,706
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	100,105
246,883	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	233,112
437,604	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	417,511
304,524	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	300,746
997,179	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	979,730
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	3,026,648
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	623,895
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	282,073
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,111,029
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	631,528
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	724,114
150,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.350%, 6/15/2032(b)	149,481
581,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	580,940
56,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	55,994
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	186,288
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	498,483
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,214,097
		11,214,480
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.6%
$1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$1,521,530
243,750	Focus Brands Funding LLC, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	252,901
2,875,125	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,756,552
348,788	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	350,816
1,571,075	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,577,462
		6,459,261
	Aerospace & Defense — 1.8%
289,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	294,769
159,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	162,970
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,550,037
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,280,422
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,189,710
3,021,000	Boeing Co., 5.805%, 5/01/2050	2,984,644
70,000	Boeing Co., 5.930%, 5/01/2060	68,857
330,000	Boeing Co., 6.388%, 5/01/2031	350,642
2,240,000	Boeing Co., 6.528%, 5/01/2034	2,436,927
2,781,000	Boeing Co., 6.858%, 5/01/2054	3,125,488
485,000	Boeing Co., 7.008%, 5/01/2064	551,563
449,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	442,144
2,830,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 5.648%, 2/15/2067(a)(b)	2,590,837
3,607,000	Textron, Inc., 6.100%, 11/15/2033	3,816,229
29,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	29,285
28,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	28,776
		20,903,300
	Airlines — 0.1%
966,557	United Airlines Pass-Through Trust, Series B, Class B, 3.500%, 11/01/2029	941,484
	Automotive — 0.3%
1,006,000	Allison Transmission, Inc., 3.750%, 1/30/2031(a)	940,801
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	356,985
465,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	474,686
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	526,336
1,564,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	1,573,884
		3,872,692
	Banking — 4.1%
5,305,000	American Express Co., (fixed rate to 2/09/2028, variable rate thereafter), 4.009%, 2/09/2029	5,258,093
580,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	585,630
905,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	880,970
947,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	924,605
1,982,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	1,930,704
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$1,118,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	$1,125,462
1,165,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	1,134,459
7,010,000,000	JPMorgan Chase Bank NA, EMTN, 11.000%, 11/26/2027, (UZS)(a)	583,465
2,037,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	1,985,220
1,023,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	1,052,536
8,020,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,270,691
2,185,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	2,153,803
1,643,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	1,632,161
5,485,000	Sumitomo Mitsui Trust Bank Ltd., 3.950%, 3/05/2029(a)	5,398,429
28,000	Synchrony Financial, 7.250%, 2/02/2033	29,188
136,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	132,579
440,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	439,886
905,000	Synchrony Financial, (fixed rate to 7/29/2028, variable rate thereafter), 5.019%, 7/29/2029	905,663
578,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	580,694
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	821,026
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	888,017
1,375,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	1,399,866
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	344,158
1,445,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	1,457,648
1,000,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	917,595
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	201,068
1,435,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	1,400,962
5,287,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	5,158,057
		47,592,635
	Brokerage — 0.6%
500,000	BGC Group, Inc., 6.150%, 4/02/2030	510,205
1,370,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,341,292
465,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	474,395
315,000	Citadel LP, 6.000%, 1/23/2030(a)	323,869
240,000	Citadel LP, 6.375%, 1/23/2032(a)	249,849
29,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	29,823
29,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	29,985
1,261,000	Jefferies Financial Group, Inc., 5.125%, 4/28/2031	1,244,765
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	$2,062,368
1,059,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,060,811
		7,327,362
	Building Materials — 0.8%
785,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	796,561
2,745,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,587,213
295,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	306,918
704,000	Core & Main LP, 6.000%, 7/01/2034(a)	707,311
767,000	CRH America Finance, Inc., 5.000%, 2/09/2036	750,154
1,035,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	1,039,870
1,478,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	1,490,255
2,072,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,115,879
		9,794,161
	Cable Satellite — 4.1%
3,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	3,183,685
386,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	365,986
79,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	78,010
1,206,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	1,203,551
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,304,699
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	236,348
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,154,362
956,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	599,269
2,292,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	1,478,221
1,387,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,411,610
405,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	411,690
1,266,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	1,313,735
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,372,993
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	944,531
13,530,358	EchoStar Corp., 10.750%, 11/30/2029	14,621,169
10,916,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	10,773,705
4,146,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	4,000,083
205,000	Time Warner Cable LLC, 6.550%, 5/01/2037	203,212
		47,656,859
	Chemicals — 0.2%
1,186,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	1,140,553
44,000	Ashland, Inc., 3.375%, 9/01/2031(a)	40,948
265,000	Chemours Co., 5.750%, 11/15/2028(a)	264,786
1,074,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	1,067,321
		2,513,608
	Collateralized Mortgage Obligations — 0.0%
460,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	459,767
	Construction Machinery — 0.7%
3,340,000	John Deere Capital Corp., 1 day USD SOFR + 0.500%, 4.138%, 3/06/2028(b)	3,346,680
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$32,000	United Rentals North America, Inc., 3.750%, 1/15/2032	$29,656
31,000	United Rentals North America, Inc., 3.875%, 2/15/2031	29,290
2,391,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	2,354,926
1,785,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,829,951
		7,590,503
	Consumer Cyclical Services — 0.1%
1,016,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	956,579
19,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	19,105
625,000	Uber Technologies, Inc., 4.800%, 9/15/2035	607,845
		1,583,529
	Diversified Manufacturing — 0.3%
728,000	Esab Corp., 5.625%, 4/01/2031(a)	728,790
29,000	Esab Corp., 6.250%, 4/15/2029(a)	29,424
2,563,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,396,521
20,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	19,453
		3,174,188
	Electric — 0.5%
503,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	504,527
1,603,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	1,616,452
344,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	343,829
565,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	553,690
736,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	730,553
385,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	374,455
801,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	784,979
737,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	733,233
40,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	41,527
		5,683,245
	Environmental — 0.1%
12,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	12,079
13,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	13,184
797,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	779,536
545,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	529,769
28,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	28,806
		1,363,374
	Finance Companies — 1.4%
2,770,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,531,986
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	902,225
835,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.750%, 1/15/2033	815,444
730,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	742,923
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	414,713
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,224,948
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	$470,541
101,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	99,328
4,240,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	4,198,299
134,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	130,357
864,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	848,624
895,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	866,347
495,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	499,917
19,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	19,521
19,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	19,707
780,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	760,672
109,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	110,874
199,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	205,746
37,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	38,235
39,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	39,041
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	254,291
920,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	922,705
		16,116,444
	Financial Other — 0.0%
663,120	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	11,014
1,139,256	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	19,937
1,374,834	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	20,622
2,015,904	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	27,719
1,897,143	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	25,327
453,606	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	7,938
22,237	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	306
		112,863
	Food & Beverage — 1.5%
3,230,000	Cargill, Inc., 1 day USD SOFR + 0.610%, 4.237%, 2/11/2028(a)(b)	3,235,649
1,540,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	1,537,761
1,839,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	1,831,331
1,555,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	1,603,452
20,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	19,179
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$21,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	$19,746
6,450,000	PepsiCo, Inc., 4.400%, 2/07/2027	6,460,208
20,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	19,413
2,300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,096,741
31,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	29,948
		16,853,428
	Government Owned - No Guarantee — 0.3%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	458,291
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,739,595
		3,197,886
	Health Care REITs — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	412,355
	Health Insurance — 0.3%
22,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	20,516
1,429,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,291,971
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	574,786
20,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	20,033
1,542,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,568,669
		3,475,975
	Healthcare — 0.8%
5,465,000	Abbott Laboratories, 3.700%, 3/09/2029	5,360,337
42,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	40,097
430,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	425,486
105,000	HCA, Inc., 4.900%, 11/15/2035	101,688
3,660,000	HCA, Inc., 5.600%, 4/01/2034	3,737,178
28,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	29,221
		9,694,007
	Home Construction — 0.3%
2,093,000	Meritage Homes Corp., 5.650%, 3/15/2035	2,116,203
39,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	39,047
1,458,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,500,498
		3,655,748
	Independent Energy — 1.3%
1,995,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,016,258
1,378,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	1,383,821
131,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	132,939
2,800,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	2,463,639
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,271,497
21,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	20,874
1,340,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	1,325,463
115,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	115,461
10,000	Matador Resources Co., 6.500%, 4/15/2032(a)	10,055
14,000	SM Energy Co., 6.750%, 8/01/2029(a)	14,255
14,000	SM Energy Co., 7.000%, 8/01/2032(a)	14,129
1,060,000	SM Energy Co., 8.375%, 7/01/2028(a)	1,082,751
29,000	SM Energy Co., 8.625%, 11/01/2030(a)	30,456
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$28,000	SM Energy Co., 8.750%, 7/01/2031(a)	$29,247
1,976,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,007,478
		14,918,323
	Industrial Other — 0.0%
56,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	58,416
40,000	TopBuild Corp., 5.625%, 1/31/2034(a)	40,389
		98,805
	Integrated Energy — 0.3%
3,265,000	Chevron USA, Inc., 1 day USD SOFR Index + 0.360%, 3.995%, 2/26/2027(b)	3,267,310
	Leisure — 0.4%
823,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	693,884
1,442,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	1,403,560
1,080,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	1,046,055
315,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	312,676
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	705,882
39,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	39,061
		4,201,118
	Life Insurance — 0.1%
39,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	39,491
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	699,717
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	412,419
		1,151,627
	Lodging — 0.4%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	259,092
32,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	29,289
674,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	668,221
29,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	29,387
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	815,948
740,000	Marriott International, Inc., 5.100%, 5/01/2038	713,648
690,000	Marriott International, Inc., 5.300%, 5/15/2034	696,788
1,535,000	Marriott International, Inc., 5.500%, 4/15/2037	1,549,748
41,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	40,542
		4,802,663
	Media Entertainment — 1.7%
615,000	AppLovin Corp., 5.125%, 12/01/2029	620,104
3,620,000	AppLovin Corp., 5.500%, 12/01/2034	3,652,727
8,005,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	8,166,323
135,000	Discovery Communications LLC, 3.625%, 5/15/2030	125,549
425,000	Discovery Communications LLC, 6.350%, 6/01/2040	352,750
2,535,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	2,274,782
1,320,000	Meta Platforms, Inc., 5.625%, 11/15/2055	1,196,127
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$953,000	Meta Platforms, Inc., 6.300%, 5/15/2056	$948,634
589,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	616,159
1,055,000	Paramount Global, 4.950%, 1/15/2031	980,664
939,000	Paramount Global, 7.875%, 7/30/2030	986,195
		19,920,014
	Metals & Mining — 0.9%
525,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	519,534
249,000	Australian Metcoal Financing Pty. Ltd., 6.250%, 10/22/2031(a)	253,433
40,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	39,970
634,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	630,255
884,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	881,711
41,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	39,008
4,413,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	4,523,464
1,930,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	2,078,892
19,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	19,617
880,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	883,371
		9,869,255
	Midstream — 1.9%
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	245,389
3,374,000	Energy Transfer LP, 5.700%, 4/01/2035	3,462,852
37,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	39,278
565,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	561,882
77,000	Sunoco LP, 5.375%, 7/15/2031(a)	75,952
469,000	Sunoco LP, 5.625%, 3/15/2031(a)	465,579
1,775,000	Targa Resources Corp., 5.550%, 8/15/2035	1,795,414
25,000	Targa Resources Corp., 6.125%, 3/15/2033	26,336
2,830,000	Targa Resources Corp., 6.500%, 3/30/2034	3,050,415
40,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	39,053
1,053,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	1,077,385
1,661,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,730,732
536,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	558,391
2,514,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,759,148
1,400,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	1,570,061
465,000	Western Midstream Operating LP, 5.500%, 12/15/2035	460,096
2,942,000	Western Midstream Operating LP, 5.700%, 7/01/2036	2,947,293
1,665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,736,625
		22,601,881
	Non-Agency Commercial Mortgage-Backed Securities — 3.3%
1,010,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	1,007,484
1,310,000	BAY Trust, Series 2026-MDWS, Class C, 1 mo. USD SOFR + 2.392%, 5.992%, 6/15/2041(a)(b)	1,306,739
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,710,000	BAY Trust, Series 2026-MDWS, Class D, 1 mo. USD SOFR + 3.191%, 6.791%, 6/15/2041(a)(b)	$1,705,744
385,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 11/15/2042(a)(b)	386,443
315,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.775%, 11/15/2042(a)(b)	315,982
220,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.112%, 11/05/2042(a)(b)	218,098
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.496%, 12/15/2038(a)(b)	2,165,349
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	100,375
508,535	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	508,853
275,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.825%, 12/15/2042(a)(b)	276,251
125,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 12/15/2042(a)(b)	125,391
2,955,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.069%, 3/15/2042(a)(b)	2,951,306
1,260,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.325%, 7/15/2044(a)(b)	1,260,000
1,110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 7/15/2044(a)(b)	1,110,000
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.866%, 5/10/2047(a)(b)	1,893,696
2,444,601	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,378,328
130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	129,634
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,579,869
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	4,607,582
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	927,901
158,917	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 10/15/2042(a)(b)	159,910
163,733	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 6.975%, 10/15/2042(a)(b)	165,165
192,627	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.725%, 10/15/2042(a)(b)	194,433
103,061	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.225%, 2/15/2043(a)(b)	103,641
295,130	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.875%, 2/15/2043(a)(b)	297,343
430,983	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.525%, 2/15/2043(a)(b)	435,351
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$341,585	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	$315,660
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)(f)	16,007
405,170	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.388%, 8/10/2044(a)(b)	393,869
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	1,898,864
698,006	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	684,032
295,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	294,453
640,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.025%, 1/15/2042(a)(b)	638,813
420,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.775%, 1/15/2042(a)(b)	417,739
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	179,408
354,906	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	351,417
79,618	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	76,881
390,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	318,825
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	10,600
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	21,218
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	7,150
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	1,597,482
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.223%, 11/15/2059(b)	374,420
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)(f)	338,874
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.151%, 6/15/2044(a)(b)	1,624,437
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.424%, 12/15/2045(b)	1,910,944
980,155	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	847,795
		38,629,756
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Oil Field Services — 0.1%
$1,154,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	$1,131,992
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,143
10,000	Oceaneering International, Inc., 6.000%, 2/01/2028	10,143
29,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	29,589
		1,181,867
	Packaging — 0.3%
3,547,000	Ball Corp., 5.500%, 9/15/2033	3,568,935
	Pharmaceuticals — 2.7%
6,510,000	AbbVie, Inc., 4.650%, 3/15/2028	6,538,001
1,495,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,382,337
6,475,000	Eli Lilly & Co., 4.550%, 2/12/2028	6,502,192
2,895,000	Johnson & Johnson, 4.500%, 3/01/2027	2,902,730
1,937,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,043,041
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	1,081,826
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	863,029
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	762,991
9,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	7,074,227
340,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	352,799
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	466,478
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	343,676
720,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	737,602
		31,050,929
	Property & Casualty Insurance — 0.3%
975,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	972,326
239,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	240,909
278,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	282,520
29,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	29,142
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	202,253
537,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	533,192
48,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	48,208
345,000	Brown & Brown, Inc., 5.550%, 6/23/2035	344,255
38,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	37,879
77,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	75,757
282,000	Willis North America, Inc., 5.150%, 3/15/2036	276,497
		3,042,938
	Restaurants — 0.3%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	288,278
75,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	73,590
2,665,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	2,515,891
Principal Amount (‡)	Description	Value (†)

	Restaurants — continued
$469,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	$463,674
49,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	49,256
32,000	Yum! Brands, Inc., 3.625%, 3/15/2031	29,783
31,000	Yum! Brands, Inc., 4.625%, 1/31/2032	29,664
		3,450,136
	Retailers — 0.3%
1,557,000	Amazon.com, Inc., 4.875%, 3/13/2036	1,532,715
1,890,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	1,956,154
13,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	12,160
		3,501,029
	Sovereigns — 3.0%
1,293,000	Angola Government International Bonds, 9.244%, 1/15/2031(a)	1,337,893
4,190,000	Chile Government International Bonds, 3.100%, 1/22/2061	2,617,912
6,195,000	Chile Government International Bonds, 3.250%, 9/21/2071	3,896,965
223,000	Egypt Government International Bonds, 5.800%, 9/30/2027	223,054
1,507,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	1,528,324
2,836,000	Mexico Government International Bonds, 6.125%, 2/09/2038	2,782,116
2,356,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	2,368,621
2,173,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	2,354,860
560,000	Nigeria Government International Bonds, 8.747%, 1/21/2031	598,912
2,081,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	2,096,564
2,690,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	2,546,181
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	447,594
1,670,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,549,564
2,819,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	3,006,633
1,320,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	1,412,664
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	232,411
5,490,000	Romania Government International Bonds, 5.750%, 7/04/2036	5,249,825
		34,250,093
	Supranational — 0.3%
130,000,000	European Bank for Reconstruction & Development, 15.000%, 6/11/2028, (KZT)	270,283
260,000,000	European Bank for Reconstruction & Development, GMTN, 15.000%, 6/22/2027, (KZT)	541,518
230,000,000	International Bank for Reconstruction & Development, EMTN, 14.750%, 7/14/2027, (KZT)	475,366
270,000,000	International Bank for Reconstruction & Development, GMTN, 14.500%, 1/14/2028, (KZT)	565,056
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Supranational — continued
710,000,000	International Finance Corp., GMTN, 14.750%, 11/19/2027, (KZT)	$1,454,764
70,000,000	International Finance Corp., GMTN, 15.000%, 3/02/2027, (KZT)	143,477
		3,450,464
	Technology — 6.8%
5,313,000	Alphabet, Inc., 3.700%, 2/15/2029	5,226,756
2,402,000	Alphabet, Inc., 4.800%, 2/15/2036	2,361,279
1,925,000	Atlassian Corp., 5.500%, 5/15/2034	1,896,547
2,445,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	2,465,999
39,000	Block, Inc., 6.500%, 5/15/2032	39,816
4,257,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	3,616,154
2,410,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,304,160
2,537,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	2,504,973
3,255,000	Cisco Systems, Inc., 4.550%, 2/24/2028	3,266,930
21,000	Entegris, Inc., 3.625%, 5/01/2029(a)	20,077
1,115,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,101,853
19,000	Entegris, Inc., 5.950%, 6/15/2030(a)	19,193
2,950,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	2,904,948
1,200,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,233,867
680,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	679,296
1,075,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	1,088,848
81,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	79,551
330,000	Intel Corp., 5.300%, 5/15/2036	328,349
5,278,000	International Business Machines Corp., 4.000%, 2/03/2029	5,215,809
6,450,000	International Business Machines Corp., 4.650%, 2/10/2028	6,464,930
2,946,000	Intuit, Inc., 5.500%, 6/15/2036	2,934,604
3,096,000	Leidos, Inc., 5.000%, 3/15/2036	2,981,933
1,547,000	Leidos, Inc., 5.400%, 3/15/2032	1,566,806
859,000	Leidos, Inc., 5.750%, 3/15/2033	884,332
1,820,000	Mastercard, Inc., 1 day USD SOFR Index + 0.440%, 4.078%, 3/15/2028(b)	1,819,683
977,000	MSCI, Inc., 5.250%, 9/01/2035	956,327
670,000	NetApp, Inc., 5.500%, 3/17/2032	684,665
595,000	NetApp, Inc., 5.700%, 3/17/2035	608,704
2,392,000	NVIDIA Corp., 4.950%, 6/15/2036	2,371,027
379,000	Open Text Corp., 3.875%, 2/15/2028(a)	369,333
1,041,000	Open Text Corp., 3.875%, 12/01/2029(a)	957,142
127,000	Open Text Corp., 6.900%, 12/01/2027(a)	129,857
150,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	137,408
74,000	Oracle Corp., 3.950%, 3/25/2051	47,344
4,243,000	Oracle Corp., 5.200%, 9/26/2035	3,972,323
811,000	Oracle Corp., 5.700%, 2/04/2036	785,417
1,841,000	Oracle Corp., 5.950%, 9/26/2055	1,564,515
147,000	Oracle Corp., 6.000%, 8/03/2055	125,156
2,189,000	Oracle Corp., 6.700%, 2/04/2056	2,060,310
1,902,000	Oracle Corp., 6.850%, 2/04/2066	1,770,358
3,865,000	Salesforce, Inc., 5.550%, 3/15/2036	3,862,070
20,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	19,854
20,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	19,698
15,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	15,309
15,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	15,266
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$15,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	$15,685
845,000	Synopsys, Inc., 5.150%, 4/01/2035	840,171
995,000	Synopsys, Inc., 5.700%, 4/01/2055	964,937
1,255,000	TD SYNNEX Corp., 5.300%, 10/10/2035	1,235,438
1,970,000	TD SYNNEX Corp., 6.100%, 4/12/2034	2,050,086
38,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	38,463
		78,623,556
	Treasuries — 10.3%
18,406(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	3,100,014
1,115,940,000	Hungary Government Bonds, 2.250%, 6/22/2034, (HUF)	2,932,903
597,840,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	1,778,113
852,830,000	Hungary Government Bonds, 3.250%, 10/22/2031, (HUF)	2,517,091
462,140,000	Hungary Government Bonds, 7.000%, 10/24/2035, (HUF)	1,691,068
2,771,000	Malaysia Government Bonds, 3.476%, 7/02/2035, (MYR)	672,121
12,138,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	2,993,577
21,287,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	5,328,385
1,072,934(h )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	5,202,418
120,512,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	7,316,939
56,531,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	3,487,324
9,610,000,000	Republic of Uzbekistan International Bonds, 12.250%, 4/13/2029, (UZS)(a)	816,214
157,803,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	3,373,439
88,697,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	1,893,875
49,610,000	U.S. Treasury Notes, 0.625%, 5/15/2030	43,344,800
29,367,000	U.S. Treasury Notes, 4.375%, 7/31/2026	29,382,365
73,524,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	1,874,071
28,144,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	721,493
35,915,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	995,068
		119,421,278
	Wireless — 0.4%
985,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,160,299
3,916,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	3,830,700
		4,990,999
	Wirelines — 0.1%
1,314,000	AT&T, Inc., 5.125%, 4/30/2036	1,287,746
	Total Non-Convertible Bonds (Identified Cost $812,554,343)	793,133,221

Convertible Bonds — 0.3%
	Cable Satellite — 0.1%
325,600	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	1,016,686
10,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	11,445
		1,028,131
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.1%
$21,000	Compass, Inc., 0.250%, 4/15/2031(a)	$22,806
32,000	DoorDash, Inc., Zero Coupon, 5/15/2030	31,520
28,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	27,384
1,009,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,206,764
		1,288,474
	Consumer Products — 0.0%
31,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	32,231
	Diversified Manufacturing — 0.0%
12,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	13,114
9,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	16,457
16,000	Itron, Inc., 1.375%, 7/15/2030	15,935
		45,506
	Electric — 0.0%
23,000	Evergy, Inc., 4.500%, 12/15/2027	32,715
37,000	FirstEnergy Corp., 3.875%, 1/15/2031	41,077
25,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	29,790
		103,582
	Environmental — 0.0%
19,000	Tetra Tech, Inc., 2.250%, 8/15/2028	19,960
	Financial Other — 0.1%
9,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	9,927
394,309	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	986
492,908	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	1,232
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	1,972
788,618	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	1,972
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	2,464
985,772	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	2,464
1,859,714	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	4,649
1,844,930	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	32,286
2,168,236	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	243,927
1,602,221	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	256,355
		558,234
	Food & Beverage — 0.0%
21,000	Post Holdings, Inc., 2.500%, 8/15/2027	21,735
	Industrial Other — 0.0%
18,000	Fluor Corp., 1.125%, 8/15/2029	23,814
15,000	Granite Construction, Inc., 3.250%, 6/15/2030	31,380
		55,194
	Leisure — 0.0%
11,000	NCL Corp. Ltd., 0.875%, 4/15/2030	12,251
	Metals & Mining — 0.0%
22,000	B2Gold Corp., 2.750%, 2/01/2030(a)	30,569
	Midstream — 0.0%
19,000	UGI Corp., 5.000%, 6/01/2028	25,424
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 0.0%
$12,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	$14,324
20,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	21,976
21,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	25,523
22,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	37,620
16,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	14,521
		113,964
	Restaurants — 0.0%
10,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	12,725
	Retail REITs — 0.0%
14,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	15,414
	Retailers — 0.0%
26,000	Etsy, Inc., 1.000%, 6/15/2030	30,139
9,000	Freshpet, Inc., 3.000%, 4/01/2028	10,440
		40,579
	Technology — 0.0%
28,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	33,370
29,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	30,523
17,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	21,505
21,000	Guidewire Software, Inc., 1.250%, 11/01/2029	20,160
8,000	InterDigital, Inc., 3.500%, 6/01/2027	29,268
6,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	27,675
21,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	24,172
14,000	MKS, Inc., 1.250%, 6/01/2030	41,210
16,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	29,551
26,000	Nutanix, Inc., 0.500%, 12/15/2029	25,568
21,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	27,742
38,000	Rubrik, Inc., Zero Coupon, 6/15/2030	38,798
2,000	Seagate HDD Cayman, 3.500%, 6/01/2028	23,333
21,000	SiTime Corp., Zero Coupon, 6/15/2031	23,237
28,000	Snowflake, Inc., Zero Coupon, 10/01/2029	49,507
		445,619
	Total Convertible Bonds (Identified Cost $9,220,766)	3,849,592
	Total Bonds and Notes (Identified Cost $821,775,109)	796,982,813

Senior Loans — 6.2%
	Aerospace & Defense — 0.0%
401,993	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(i)	401,928
	Automotive — 0.1%
1,356,600	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(b)(i)	1,354,063
219,452	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(j)	114
309,129	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(j)	161
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$210,558	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(i)(j)	$30,794
606,695	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(b)(e)(i)(j)	200
		1,385,332
	Brokerage — 0.1%
1,491,172	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(i)	1,494,199
	Building Materials — 0.3%
1,658,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(b)(i)	1,671,131
335,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(k)	334,163
984,000	QXO, Inc., 2026 Term Loan B, 4/30/2032(k)	981,264
		2,986,558
	Chemicals — 0.2%
1,576,050	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.413%, 10/29/2032(b)(i)	1,581,960
	Construction Machinery — 0.3%
3,190,771	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(b)(i)	3,191,760
331,608	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(b)(i)	334,095
		3,525,855
	Consumer Cyclical Services — 0.1%
155,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(b)(i)	155,322
1,364,511	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(b)(i)	1,363,829
		1,519,151
	Electric — 0.4%
4,147,570	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(b)(i)	4,141,224
	Environmental — 0.1%
1,373,100	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(b)(i)	1,376,533
	Gaming — 0.3%
829,500	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(b)(i)	827,509
1,432,955	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(i)	1,418,267
1,485,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(i)	1,477,115
117,333	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.639%, 4/16/2029(b)(i)	117,333
		3,840,224
Principal Amount (‡)	Description	Value (†)

	Healthcare — 1.0%
$1,776,155	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(i)	$1,778,375
3,184,552	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(b)(i)	3,178,088
7,022,400	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(i)	6,975,490
		11,931,953
	Industrial Other — 0.2%
2,579,801	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(b)	2,576,164
	Media Entertainment — 0.7%
5,691,404	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(i)	5,690,892
2,179,786	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(k)	2,184,473
		7,875,365
	Metals & Mining — 0.3%
3,186,784	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(b)(i)	3,178,020
	Pharmaceuticals — 0.3%
3,374,692	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(b)(i)	3,373,005
	Property & Casualty Insurance — 0.5%
1,137,185	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(i)	1,120,446
3,453,965	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(i)	3,335,252
75,340	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(i)	73,692
795,000	Lockton, Inc., Term Loan B, 3 mo. USD SOFR + 2.000%, 5.657%, 5/09/2033(b)(i)	792,019
206,078	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.644%, 9/15/2031(b)(i)	205,499
357,169	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.482%, 5/06/2031(b)(i)	348,329
		5,875,237
	Retailers — 0.3%
1,209,985	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(i)	1,207,469
2,420,000	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(i)	2,408,408
		3,615,877
	Technology — 0.8%
1,097,250	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(b)(i)	1,094,507
347,000	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(k)	353,867
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$357,974	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(l)	$365,058
197,163	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	201,065
384,083	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	349,323
3,547,779	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(i)	3,223,548
447,960	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(i)	438,163
3,184,228	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(b)(i)	3,174,834
8,000	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(k)	7,842
79,800	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(k)	78,229
		9,286,436
	Wireless — 0.2%
2,335,590	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.400%, 1/25/2031(b)(i)	2,337,062
	Total Senior Loans (Identified Cost $73,901,237)	72,302,083

Collateralized Loan Obligations — 6.2%
270,000	37 Capital CLO II, Series 2022-1AR, Class CR2, 3 mo. USD SOFR + 2.000%, 5.692%, 4/15/2037(a)(b)	270,337
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 5.875%, 7/20/2037(a)(b)	975,562
875,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 4.964%, 7/22/2038(a)(b)	876,038
420,000	AGL Core CLO 36 Ltd., Series 2024-36A, Class B, 3 mo. USD SOFR + 1.600%, 5.266%, 1/23/2038(a)(b)	420,998
890,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.034%, 7/22/2038(a)(b)	892,252
2,835,000	ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class B, 3 mo. USD SOFR + 1.700%, 5.367%, 1/24/2038(a)(b)	2,840,185
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1RR, 3 mo. USD SOFR + 1.800%, 5.475%, 4/18/2033(a)(b)	1,044,561
580,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.060%, 10/16/2037(a)(b)	581,015
250,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 4.945%, 10/20/2038(a)(b)	250,663
575,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 4.855%, 4/20/2038(a)(b)	575,002
2,005,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class BR2, 3 mo. USD SOFR + 1.700%, 5.380%, 1/17/2038(a)(b)	2,012,471
1,590,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class C, 3 mo. USD SOFR + 1.800%, 5.464%, 4/22/2038(a)(b)	1,591,999
Principal Amount (‡)	Description	Value (†)

$1,660,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 4.976%, 10/23/2038(a)(b)	$1,662,106
530,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.055%, 7/20/2037(a)(b)	531,060
465,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	465,128
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.064%, 10/22/2037(a)(b)	1,337,401
1,925,000	CarVal CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 5.475%, 7/20/2037(a)(b)	1,926,890
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 5.380%, 7/17/2037(a)(b)	1,751,496
1,140,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.955%, 10/19/2038(a)(b)	1,140,427
290,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.026%, 7/23/2037(a)(b)	290,404
1,030,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2038(a)(b)	1,030,758
300,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.985%, 4/20/2038(a)(b)	300,396
500,000	Diameter Capital CLO 4 Ltd., Series 2022-4A, Class ARR, 3 mo. USD SOFR + 1.230%, 4.903%, 1/15/2039(a)(b)	500,300
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 5.687%, 4/18/2031(a)(b)	250,363
1,320,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.025%, 10/20/2038(a)(b)	1,321,436
3,060,000	Garnet CLO 2 Ltd., Series 2025-2A, Class C, 3 mo. USD SOFR + 2.000%, 5.675%, 10/20/2038(a)(b)	3,070,589
950,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 4.945%, 10/20/2038(a)(b)	951,304
1,765,000	Garnet CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.250%, 5.925%, 7/20/2037(a)(b)	1,772,510
770,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 4.933%, 10/15/2038(a)(b)	771,071
805,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74AR, Class BR, 3 mo. USD SOFR + 1.600%, 5.252%, 7/25/2037(a)(b)	805,001
385,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74AR, Class CR, 3 mo. USD SOFR + 1.900%, 5.552%, 7/25/2037(a)(b)	385,000
395,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(a)(b)	395,542
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 5.925%, 4/18/2037(a)(b)	1,900,959
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,210,000	Magnetite XXXVI Ltd., Series 2023-36A, Class CR, 3 mo. USD SOFR + 1.850%, 5.517%, 7/25/2038(a)(b)	$2,217,675
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 5.622%, 7/21/2037(a)(b)	601,096
435,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 4.845%, 10/18/2035(a)(b)	435,026
775,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	775,707
625,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.007%, 10/25/2038(a)(b)	626,095
795,000	OCP CLO Ltd., Series 2016-12A, Class BAR3, 3 mo. USD SOFR + 1.680%, 5.355%, 10/18/2037(a)(b)	796,507
1,000,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(a)(b)	1,000,000
1,000,000	OCP CLO Ltd., Series 2020-18AR, Class A1R3, 3 mo. USD SOFR + 1.220%, 0.000%, 7/21/2039(a)(b)(m)	999,995
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.121%, 7/20/2039(a)(b)	485,885
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR3, 3 mo. USD SOFR + 1.700%, 5.321%, 7/20/2039(a)(b)	1,097,329
960,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.925%, 10/19/2038(a)(b)	961,440
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 5.775%, 7/20/2037(a)(b)	1,536,406
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.823%, 7/15/2037(a)(b)	1,945,000
4,735,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class AR, 3 mo. USD SOFR + 1.270%, 0.000%, 7/15/2039(a)(b)(m)	4,734,976
2,230,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class BR, 3 mo. USD SOFR + 1.750%, 0.000%, 7/15/2039(a)(b)(m)	2,229,924
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 5.325%, 7/20/2037(a)(b)	1,653,658
2,110,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.975%, 10/20/2038(a)(b)	2,112,492
1,445,000	Post CLO VI Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.100%, 5.775%, 1/20/2038(a)(b)	1,447,828
1,150,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.963%, 10/15/2038(a)(b)	1,151,998
38,038	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.004%, 5/20/2031(a)(b)	38,046
1,315,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 4.983%, 10/15/2038(a)(b)	1,316,695
Principal Amount (‡)	Description	Value (†)

$690,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class BR, 3 mo. USD SOFR + 1.700%, 5.359%, 4/15/2037(a)(b)	$691,394
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 5.667%, 10/24/2037(a)(b)	430,554
1,350,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.043%, 7/15/2037(a)(b)	1,352,183
1,660,000	Wellfleet CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 5.873%, 7/15/2037(a)(b)	1,660,681
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.725%, 7/18/2037(a)(b)	1,055,605
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 6.125%, 7/18/2037(a)(b)	565,579
2,580,000	Wise CLO Ltd., Series 2025-1A, Class B1, 3 mo. USD SOFR + 1.550%, 5.225%, 1/20/2038(a)(b)	2,583,204
	Total Collateralized Loan Obligations (Identified Cost $71,320,625)	71,394,202

Equity-Linked Notes — 3.2%
858,599	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	883,260
935,203	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	969,816
1,047,938	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	1,067,680
999,248	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	863,855
1,126,766	Barclays Bank PLC, (American Express Co.), 14.010%, 5/13/2027(a)	1,132,393
590,635	Barclays Bank PLC, (Cboe Global Markets, Inc.), 15.070%, 5/19/2027(a)	542,672
1,087,385	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	1,117,422
524,121	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	554,038
1,131,172	Barclays Bank PLC, (Eli Lilly and Co.), 15.930%, 4/29/2027(a)	1,205,335
1,149,671	Barclays Bank PLC, (Microsoft Corp.), 17.240%, 12/22/2026(a)	1,051,877
1,141,434	Barclays Bank PLC, (Trane Technologies PLC), 17.420%, 12/08/2026(a)	1,165,989
576,618	Barclays Bank PLC, (Meta Platforms, Inc.), 18.410%, 2/24/2027(a)	564,332
360,293	Barclays Bank PLC, (Dollar General Corp.), 18.700%, 3/15/2027(a)	356,967
1,092,284	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	1,127,112
790,820	Barclays Bank PLC, (Palantir Technologies, Inc.), 22.720%, 4/22/2027(a)	723,381
322,250	Barclays Bank PLC, (Estee Lauder Cos., Inc.), 22.940%, 9/10/2026(a)	253,534
1,168,466	Barclays Bank PLC, (NVIDIA Corp.), 23.090%, 12/02/2026(a)	1,143,229
348,533	BNP Paribas Issuance BV, (Apple, Inc.), 11.910%, 4/20/2027(a)	352,003
1,033,816	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	927,040
1,035,157	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	1,069,203
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$566,077	BNP Paribas Issuance BV, (JP Morgan Chase & Co.), 14.280%, 10/29/2026(a)	$577,433
354,171	BNP Paribas Issuance BV, (Ross Stores, Inc.), 15.140%, 2/09/2027(a)	351,882
355,119	BNP Paribas Issuance BV, (Airbnb, Inc.), 15.870%, 5/10/2027(a)	355,900
349,575	BNP Paribas Issuance BV, (Marriott International, Inc.), 15.930%, 11/30/2026(a)	334,577
347,692	BNP Paribas Issuance BV, (Estee Lauder Cos., Inc.), 19.800%, 5/17/2027(a)	347,692
1,544,743	BNP Paribas Issuance BV, (Carnival Corp.), 21.100%, 8/04/2026(a)	1,529,427
359,461	BNP Paribas Issuance BV, (Vistra Corp.), 27.080%, 12/29/2026(a)	348,716
571,651	BNP Paribas Issuance BV, Series EMTR, (Bristol-Myers Squibb Co.), 18.070%, 2/02/2027(a)	582,098
1,040,293	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	992,841
1,061,729	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	1,085,131
325,953	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	341,413
1,137,144	Citigroup Global Markets Holdings, Inc., (Bank of America Corp.), 17.000%, 12/10/2026(a)	1,187,045
523,587	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	540,105
1,124,833	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	1,130,961
987,218	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	894,830
853,759	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	767,504
813,831	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	510,947
1,109,198	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	1,096,069
961,367	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	1,024,946
1,125,543	JPMorgan Chase Bank NA, (McDonald’s Corp.), 11.820%, 10/22/2026(a)	1,007,527
1,113,436	JPMorgan Chase Bank NA, (Visa, Inc.), 13.440%, 10/01/2026(a)	1,173,812
938,276	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	569,121
1,170,528	Nomura America Finance LLC, (Meta Platforms, Inc.), 15.200%, 4/15/2027(a)	1,099,699
350,295	Nomura America Finance LLC, (Johnson Controls International PLC), 15.320%, 4/13/2027(a)	354,426
880,930	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	744,686
350,237	Nomura America Finance LLC, (Palantir Technologies, Inc.), 26.350%, 1/19/2027(a)	350,238
348,964	Nomura America Finance LLC, (Hewlett Packard Enterprise Co.), 26.500%, 7/13/2027(a)	351,590
949,271	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	719,680
	Total Equity-Linked Notes (Identified Cost $38,935,291)	37,441,434

Principal Amount/ Shares	Description	Value (†)
Private Credit — 1.7%
	ABS Other — 0.1%
$1,291,008	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(c)(n)	$1,224,326
	Banking — 0.4%
2,700,000	AP Bosphorus Holdings Ltd., 3 mo. USD SOFR + 2.600%, 6.264%, 12/15/2037(b)(c)(n)	2,714,896
2,500,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(c)(n)	2,448,497
		5,163,393
	Building Materials — 0.2%
208	QXO, Inc., Series C, 4.750%(c)(l)(n)(o)	2,233,088
	Technology — 1.0%
11,600,000	Big Sky Funding LLC, 5.750%, 10/20/2035(c)(l)(n)	11,565,623
	Total Private Credit (Identified Cost $20,171,008)	20,186,430

Shares
Common Stocks— 0.7%
	Aerospace & Defense — 0.0%
332	General Electric Co.	124,078
364	Howmet Aerospace, Inc.	97,865
		221,943
	Air Freight & Logistics — 0.0%
485	United Parcel Service, Inc., Class B	52,138
	Banks — 0.1%
696	Citigroup, Inc.	97,412
850	PNC Financial Services Group, Inc.	209,287
3,113	U.S. Bancorp	188,025
		494,724
	Biotechnology — 0.2%
654	AbbVie, Inc.	164,573
35,406	BioMarin Pharmaceutical, Inc.(f)	2,025,931
659	Gilead Sciences, Inc.	83,258
		2,273,762
	Capital Markets — 0.1%
208	CME Group, Inc.	45,933
211	Moody's Corp.	95,566
920	Morgan Stanley	192,317
		333,816
	Chemicals — 0.0%
1,881	Corteva, Inc.	159,302
	Consumer Staples Distribution & Retail — 0.0%
108	Costco Wholesale Corp.	101,031
	Containers & Packaging — 0.0%
149	Packaging Corp. of America	35,504
	Diversified Telecommunication Services — 0.0%
3,576	Comcast Corp., Class A	87,791
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Shares	Description	Value (†)
	Electric Utilities — 0.0%
874	Duke Energy Corp.	$110,631
667	NRG Energy, Inc.	97,422
		208,053
	Electrical Equipment — 0.0%
554	Emerson Electric Co.	79,305
	Electronic Equipment, Instruments & Components — 0.0%
740	Amphenol Corp., Class A	130,477
	Financial Services — 0.0%
313	Mastercard, Inc., Class A	160,757
	Health Care Providers & Services — 0.0%
119	Cencora, Inc.	33,674
67	Elevance Health, Inc.	25,911
109	UnitedHealth Group, Inc.	45,304
		104,889
	Hotels, Restaurants & Leisure — 0.1%
792	Booking Holdings, Inc.	141,166
710	Royal Caribbean Cruises Ltd.	225,446
		366,612
	Household Durables — 0.0%
390	Garmin Ltd.	92,641
	Household Products — 0.1%
1,789	Colgate-Palmolive Co.	164,016
829	Kimberly-Clark Corp.	90,999
558	Procter & Gamble Co.	81,825
		336,840
	Interactive Media & Services — 0.0%
544	Alphabet, Inc., Class A	194,409
	Metals & Mining — 0.0%
2,847	Kinross Gold Corp.	67,246
	Oil, Gas & Consumable Fuels — 0.0%
907	Exxon Mobil Corp.	124,005
671	Williams Cos., Inc.	49,882
		173,887
	Pharmaceuticals — 0.0%
3,168	Bristol-Myers Squibb Co.	182,540
1,044	Merck & Co., Inc.	134,154
		316,694
	Real Estate Management & Development — 0.0%
1,089,720	Kaisa Group Holdings Ltd.(f)	6,531
185,246	Sunac China Holdings Ltd.(f)	14,715
		21,246
	Retail REITs — 0.0%
762	Simon Property Group, Inc.	170,421
	Semiconductors & Semiconductor Equipment — 0.1%
71	ASML Holding NV	141,250
498	Broadcom, Inc.	188,120
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
401	Lam Research Corp.	$173,765
288	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137,540
		640,675
	Software — 0.0%
364	Microsoft Corp.	135,779
462	Salesforce, Inc.	72,377
444	SAP SE, ADR	68,425
		276,581
	Specialty Retail — 0.0%
1,209	TJX Cos., Inc.	183,163
	Technology Hardware, Storage & Peripherals — 0.0%
534	Apple, Inc.	154,518
	Total Common Stocks (Identified Cost $7,774,198)	7,438,425

Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Chemicals — 0.0%
450	Albemarle Corp., 7.250%	24,908
	Electric — 0.0%
850	PG&E Corp., Series A, 6.000%	35,164
	Technology — 0.2%
20,055	Alphabet, Inc., Series A, 6.250%	1,020,599
23,405	Alphabet, Inc., Series B, 6.250%	1,177,271
350	Oracle Corp., Series D, 6.500%	15,733
		2,213,603
	Total Convertible Preferred Stocks (Identified Cost $2,257,203)	2,273,675
	Total Preferred Stocks (Identified Cost $2,257,203)	2,273,675

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(c)(f)(n)	—
	Professional Services — 0.0%
5,092,534	CFLD Cayman Trust Units(c)	26,247
	Total Other Investments (Identified Cost $9,024,560)	26,247

Principal Amount (‡)
Short-Term Investments — 13.3%
$38,376,358	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $38,378,650 on 7/01/2026 collateralized by $39,115,300 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $39,143,958 including accrued interest (Note 2 of Notes to Financial Statements)	38,376,358
34,871,000	U.S. Treasury Bills, 3.569%–3.595%, 8/20/2026(p)(q)	34,692,964
25,166,000	U.S. Treasury Bills, 3.585%–3.593%, 8/04/2026(p)(q)	25,080,213
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)
$40,066,000	U.S. Treasury Bills, 3.610%, 9/03/2026(q)(r)	$39,805,660
7,874,000	U.S. Treasury Bills, 3.630%, 7/02/2026(q)	7,873,213
8,894,000	U.S. Treasury Bills, 3.676%, 9/24/2026(q)	8,817,216
	Total Short-Term Investments (Identified Cost $154,653,184)	154,645,624
	Total Investments — 100.1% (Identified Cost $1,199,812,415)	1,162,690,933
	Other assets less liabilities — (0.1)%	(1,020,506)
	Net Assets — 100.0%	$1,161,670,427
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/24/2026	108	(1,350,000)	$(144,513,281)	$(136,435)	$(94,923)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $485,017,345 or 41.8%
of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
1.00%, to which the spread is added.

(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(m)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.
(n)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Bosphorus Holdings Ltd.	3/16/2026	$2,700,000	$2,714,896	0.2%
Big Sky Funding LLC	6/08/2026	11,600,000	11,565,623	1.0%
Bosphorous Financial Services Ltd.	1/20/2026	2,500,000	2,448,497	0.2%
Chol Aviation Capital Ltd.	2/10/2026	1,291,008	1,224,326	0.1%
ECAF I Blocker, Ltd.	6/18/2015	9,000,000	—	0.0%
QXO, Inc.	1/12/2026	2,080,000	2,233,088	0.2%

(o)	Private credit preferred stock with no specified maturity date.
(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
HUF	Hungarian Forint
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
UZS	Uzbekistan Som
ZAR	South African Rand
At June 30, 2026, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
120,955,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$(74,470)	$(75,011)

1	Payments are made annually.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/08/2026	EUR	S	2,255,000	$2,627,030	$2,583,839	$43,191
BNP Paribas SA	8/19/2026	ZAR	S	121,752,000	7,254,547	7,403,804	(149,257)
Total							$(106,066)
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	3,802	$405,572,521	$406,992,219	$1,419,698
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	923	$190,296,045	$190,260,585	$35,460
CBOT U.S. Long Bond Futures	9/21/2026	71	7,817,734	8,058,500	(240,766)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	256	28,987,660	29,736,000	(748,340)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	1,218	135,411,292	136,986,938	(1,575,646)
Total					$(2,529,292)
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 76.9% of Net Assets

Non-Convertible Bonds — 74.2%
	ABS Car Loan — 0.9%
$710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	$714,180
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	907,695
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	733,566
2,020,000	Avis Budget Rental Car Funding LLC, Series 2026-4A, Class D, 7.670%, 12/20/2032(a)	2,039,521
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,046,361
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,043,642
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	951,190
2,650,000	Flagship Credit Auto Trust, Series 2022-3, Class D, 6.000%, 7/17/2028(a)	2,590,266
90,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	89,881
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	199,513
2,190,383	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,204,840
3,211,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G, 11.049%, 1/16/2034(a)	3,235,217
3,250,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class F, 8.164%, 7/17/2034(a)	3,258,453
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	176,465
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	242,672
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	207,644
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,555,617
		23,196,723
	ABS Credit Card — 0.6%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,164,107
8,985,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	8,918,295
		15,082,402
	ABS Home Equity — 1.0%
3,983,282	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	3,973,935
5,350,000	CoreVest American Finance Trust, Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,681,391
1,510,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,347,536
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,953,039
8,288,741	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	8,179,122
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,144,370	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	$4,088,516
345,918	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	346,160
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	989,262
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	694,168
		26,253,129
	ABS Other — 4.1%
6,250,000	APL Finance DAC, Series 2025-1A, Class D, 8.150%, 3/20/2036(a)	6,121,489
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,175,401
630,721	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	643,031
234,890	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	238,058
1,344,394	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	1,346,891
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,990,194
159,560	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	157,119
2,217,558	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,189,150
5,784,059	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	5,710,636
2,147,162	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	2,094,836
398,000	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	385,083
138,767	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	132,950
411,300	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	433,812
730,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	731,267
1,135,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.417%, 6/15/2051(a)	1,137,331
2,451,087	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,445,562
2,477,963	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/20/2045(a)	2,455,438
696,978	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	705,564
213,567	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	220,412
843,925	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D, 7.380%, 10/25/2044(a)	853,703
4,830,000	Horizon Aircraft Finance III Ltd., Series 2019-2, Class E, Zero Coupon, 11/15/2039(a)	881,475
415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	416,719
5,665,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	5,685,258
2,705,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class C, 7.400%, 4/10/2032(a)	2,725,825
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$840,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	$852,927
391,596	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	418,540
1,489,423	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	1,445,521
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	510,472
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,437,519
77,175	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	77,248
435,000	OneMain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	437,462
1,630,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	1,560,494
400,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	400,395
6,385,000	QTS Issuer ABS II LLC, Series 2026-5A, Class B, 7.200%, 3/06/2056(a)	6,372,354
8,400,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	8,399,674
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	698,754
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	443,432
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	442,592
1,075,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,052,612
3,187,013	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,228,802
960,332	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	948,335
7,584,630	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,205,472
3,781,731	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	3,717,687
217,001	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	222,497
1,141,858	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	584,463
408,496	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	373,215
110,237	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, Class A, 3.671%, 11/15/2039(a)	109,627
7,020,677	TMCL VII Holdings Ltd., Series 2025-1H, Class B, 8.060%, 7/23/2050(a)	6,971,139
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,599,543
1,050,000	TSC SPV Funding LLC, Series 2026-1A, Class A2, 5.954%, 5/20/2056(a)	1,050,458
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	617,329
1,599,083	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,561,244
583,053	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	584,709
878,157	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	888,410
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$7,762,509	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	$6,382,343
7,403,901	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	6,943,266
		110,415,739
	ABS Residential Mortgage — 0.2%
2,635,000	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2, 8.837%, 2/25/2055(a)(b)	2,635,828
2,826,858	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	2,795,265
205,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.836%, 5/25/2030(a)(b)	205,236
		5,636,329
	ABS Student Loan — 0.1%
489,131	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	496,433
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	471,924
1,040,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	1,048,353
		2,016,710
	ABS Whole Business — 0.4%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	5,970,242
1,462,500	Focus Brands Funding LLC, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,517,406
733,975	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	703,705
1,935,525	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,946,783
		10,138,136
	Aerospace & Defense — 1.3%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,274,513
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,158,214
15,485,000	Boeing Co., 5.805%, 5/01/2050	15,298,649
345,000	Boeing Co., 5.930%, 5/01/2060	339,368
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,284,619
9,835,000	Boeing Co., 6.858%, 5/01/2054	11,053,282
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,683,894
1,112,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	1,095,021
		36,187,560
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	1,684,147
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,062,581
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,097,806
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	$3,113,742
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,183,714
		9,457,843
	Banking — 3.4%
1,715,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	1,731,648
2,705,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	2,633,175
389,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	379,801
721,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	702,340
2,527,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	2,543,867
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	10,424,432
30,570,000,000	JPMorgan Chase Bank NA, EMTN, 11.000%, 11/26/2027, (UZS)(a)	2,544,440
9,978,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	9,724,361
10,089,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	10,380,288
6,260,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	6,170,621
3,152,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	3,131,205
318,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	310,001
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,769,541
1,193,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	1,198,561
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,059,234
3,180,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	3,124,268
4,195,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	4,231,719
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,879,024
3,443,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	3,361,332
7,345,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	7,165,866
		90,465,724
	Brokerage — 0.6%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,475,404
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,129,527
6,075,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	6,217,810
Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	$3,974,969
4,698,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	4,706,034
		17,503,744
	Building Materials — 1.1%
4,846,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	4,567,444
1,160,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(d)	1,206,864
1,909,000	Core & Main LP, 6.000%, 7/01/2034(a)	1,917,978
3,210,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	3,225,103
4,570,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	4,607,894
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,510,172
		29,035,455
	Cable Satellite — 6.4%
5,336,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	4,960,041
601,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	569,839
12,245,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	7,240,600
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	3,810,313
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	638,770
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	245,211
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	11,185,575
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	1,288,050
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	8,779,034
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	315,350
4,883,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	1,319,099
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,902,165
3,143,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	3,198,766
8,679,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	9,006,242
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	21,954,010
4,498,000	DISH DBS Corp., 7.750%, 7/01/2026	4,498,000
25,930,000	EchoStar Corp., 10.750%, 11/30/2029	28,020,465
23,075,671	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(e)	23,458,750
24,902,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	24,577,392
9,388,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	9,057,592
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	713,720
		171,738,984
	Chemicals — 0.6%
3,050,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	2,933,124
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	10,131,822
1,217,000	Chemours Co., 5.750%, 11/15/2028(a)	1,216,016
2,826,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	2,808,427
		17,089,389
	Collateralized Mortgage Obligations — 0.0%
1,350,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	1,349,317
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 0.3%
$6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	$7,160,902
	Consumer Cyclical Services — 0.2%
2,897,000	Expedia Group, Inc., 5.400%, 2/15/2035	2,867,394
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,019,548
		4,886,942
	Diversified Manufacturing — 0.4%
3,588,000	Esab Corp., 5.625%, 4/01/2031(a)	3,591,893
992,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	963,553
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	657,162
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	561,027
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,754,098
		9,527,733
	Electric — 1.4%
17,978,992	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,424,436
1,163,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	1,166,531
3,675,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	3,705,841
790,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	789,608
9,486,000	Talen Energy Supply LLC, 6.125%, 5/01/2031(a)	9,486,180
1,723,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	1,710,249
1,070,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,040,692
2,082,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	2,040,357
1,725,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	1,716,184
		39,080,078
	Environmental — 0.1%
2,077,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	2,031,490
	Finance Companies — 2.2%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,683,720
4,530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	4,026,678
15,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,652,356
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,779,669
785,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	763,656
2,721,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	2,672,577
2,522,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	2,441,259
3,927,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	3,829,690
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,106,916
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	$898,730
5,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	4,931,454
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,667,492
7,035,000	Sumisho Air Lease Corp., Series B, (fixed rate to 9/15/2026, variable rate thereafter), 8.256%(d)	7,069,225
		58,523,422
	Financial Other — 0.0%
1,704,924	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	28,319
2,929,097	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	51,259
3,534,781	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	53,022
5,183,012	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	71,266
4,877,667	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	65,117
1,166,246	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	20,409
75,771	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	1,042
		290,434
	Food & Beverage — 1.0%
5,520,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	5,511,973
3,593,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	3,578,017
2,555,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	2,634,611
78,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	85,108
7,774,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	7,086,985
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,885,753
		25,782,447
	Government Owned - No Guarantee — 0.0%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	487,858
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	574,431
		1,062,289
	Health Insurance — 0.5%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,797,645
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,869,585
6,924,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	7,043,750
		13,710,980
	Healthcare — 0.1%
2,505,000	HCA, Inc., 4.900%, 11/15/2035	2,425,978
	Home Construction — 0.5%
2,065,000	Dr. Horton, Inc., 5.500%, 10/15/2035	2,108,844
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Home Construction — continued
$8,630,000	Meritage Homes Corp., 5.650%, 3/15/2035	$8,725,675
3,887,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	4,000,299
		14,834,818
	Independent Energy — 2.4%
6,510,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	6,579,367
6,626,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	6,653,988
53,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	53,785
3,749,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	3,298,637
9,276,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	9,445,150
6,945,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	6,869,660
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,792,326
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	808,228
4,042,000	Matador Resources Co., 6.250%, 4/15/2033(a)	4,027,280
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(f)	1,791
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(f)	952
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,087,349
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,476,735
1,835,000	SM Energy Co., 8.625%, 11/01/2030(a)	1,927,149
3,010,000	SM Energy Co., 8.750%, 7/01/2031(a)	3,144,050
7,303,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	7,419,337
		63,585,784
	Industrial Other — 0.3%
7,705,000	TopBuild Corp., 5.625%, 1/31/2034(a)	7,779,970
	Leisure — 0.6%
3,409,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	2,874,180
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,050,872
2,012,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	1,958,365
1,507,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	1,459,635
6,635,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,586,053
		16,929,105
	Life Insurance — 1.3%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	25,936,200
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,515,945
		35,452,145
	Lodging — 1.0%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,264,976
1,816,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	1,800,428
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,640,197
2,800,000	Marriott International, Inc., 5.100%, 5/01/2038	2,700,290
2,355,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	2,272,487
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	12,288,151
3,790,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	3,750,814
		25,717,343
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 2.6%
$3,090,000	AppLovin Corp., 5.125%, 12/01/2029	$3,115,642
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,551,341
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	8,930,010
22,863,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	23,323,753
9,580,000	Discovery Communications LLC, 3.625%, 5/15/2030	8,909,370
1,955,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,622,650
10,453,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	9,380,000
3,773,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,418,929
2,065,000	Meta Platforms, Inc., 6.300%, 5/15/2056	2,055,539
1,912,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	2,000,165
3,720,000	Paramount Global, 4.950%, 1/15/2031	3,457,885
1,741,000	Paramount Global, 7.875%, 7/30/2030	1,828,504
		69,593,788
	Metals & Mining — 1.4%
238,000	Australian Metcoal Financing Pty. Ltd., 6.250%, 10/22/2031(a)	242,237
203,000	Australian Metcoal Financing Pty. Ltd., 6.750%, 4/22/2034(a)	209,209
3,411,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	3,390,849
4,816,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	4,803,533
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,515,684
9,181,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	9,889,281
		37,050,793
	Midstream — 1.9%
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,440,490
1,313,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	1,305,755
194,000	Sunoco LP, 5.375%, 7/15/2031(a)	191,358
488,000	Sunoco LP, 5.625%, 3/15/2031(a)	484,441
6,785,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	6,624,299
3,960,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	4,051,706
6,098,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	6,354,006
2,019,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	2,103,344
4,775,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	5,062,913
4,692,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	5,149,531
4,100,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,598,035
1,251,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,237,806
9,882,000	Western Midstream Operating LP, 5.700%, 7/01/2036	9,899,781
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,617,276
		51,120,741
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
5,080,000	BAY Trust, Series 2026-MDWS, Class C, 1 mo. USD SOFR + 2.392%, 5.992%, 6/15/2041(a)(b)	5,067,356
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	307,366
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,095,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 1 mo. USD SOFR + 2.750%, 6.375%, 11/15/2042(a)(b)	$2,104,139
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.496%, 12/15/2038(a)(b)	7,410,415
650,000	BX Trust, Series 2025-DELC, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 12/15/2042(a)(b)	652,031
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,557,485
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,412,687
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	3,787,249
428,594	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 10/15/2042(a)(b)	431,273
467,120	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 6.975%, 10/15/2042(a)(b)	471,207
577,880	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 7.725%, 10/15/2042(a)(b)	583,298
1,400,696	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.525%, 2/15/2043(a)(b)	1,414,891
1,147,727	Extended Stay America Trust, Series 2026-ESH2, Class F, 1 mo. USD SOFR + 3.750%, 7.375%, 2/15/2043(a)(b)	1,159,922
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033(a)(b)(g)	768,077
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	697,614
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.710%, 6/10/2047(a)(b)(g)	749,042
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	282,367
2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.025%, 1/15/2042(a)(b)	2,590,185
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 6.775%, 1/15/2042(a)(b)	1,785,337
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.209%, 8/15/2046(b)	624,273
1,180,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	964,650
646,296	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	627,424
4,590,527	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	4,487,240
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.286%, 8/15/2046(b)	$2,424,263
586,844	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	507,597
		43,867,388
	Oil Field Services — 0.1%
3,541,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	3,473,470
	Other REITs — 0.3%
7,250,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,275,045
	Packaging — 0.8%
20,223,000	Ball Corp., 5.500%, 9/15/2033	20,348,059
	Pharmaceuticals — 1.8%
8,690,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	8,035,122
7,960,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,395,772
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,915,209
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,340,940
25,290,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	19,520,697
685,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	710,787
		47,918,527
	Property & Casualty Insurance — 0.7%
3,508,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	3,536,018
3,002,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	3,050,807
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,856,390
1,358,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	1,348,371
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,576,322
750,000	Willis North America, Inc., 5.150%, 3/15/2036	735,365
		19,103,273
	Restaurants — 0.8%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	12,919,311
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,147,316
		21,066,627
	Retailers — 1.0%
3,822,000	Amazon.com, Inc., 4.875%, 3/13/2036	3,762,388
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,451,450
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,497,225
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	7,404,869
3,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,808,806
7,840,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	7,841,709
		27,766,447
	Sovereigns — 6.0%
5,581,000	Angola Government International Bonds, 9.244%, 1/15/2031(a)	5,774,775
20,426,000	Chile Government International Bonds, 3.100%, 1/22/2061	12,762,165
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$28,559,000	Chile Government International Bonds, 3.250%, 9/21/2071	$17,965,039
2,883,000	Egypt Government International Bonds, 5.800%, 9/30/2027	2,883,693
7,831,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	7,941,809
13,185,000	Mexico Government International Bonds, 6.125%, 2/09/2038	12,934,485
11,390,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	11,451,013
8,883,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	9,626,426
2,455,000	Nigeria Government International Bonds, 8.747%, 1/21/2031	2,625,589
9,518,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	9,589,185
13,035,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	12,338,091
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	3,263,705
7,040,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	6,532,294
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	200,595
11,301,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	12,053,195
7,475,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	7,999,745
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,334,678
23,526,000	Romania Government International Bonds, 5.750%, 7/04/2036	22,496,792
		160,773,274
	Supranational — 0.6%
670,000,000	European Bank for Reconstruction & Development, 15.000%, 6/11/2028, (KZT)	1,392,995
1,300,000,000	European Bank for Reconstruction & Development, GMTN, 15.000%, 6/22/2027, (KZT)	2,707,588
1,170,000,000	International Bank for Reconstruction & Development, EMTN, 14.750%, 7/14/2027, (KZT)	2,418,168
1,340,000,000	International Bank for Reconstruction & Development, GMTN, 14.500%, 1/14/2028, (KZT)	2,804,353
3,550,000,000	International Finance Corp., GMTN, 14.750%, 11/19/2027, (KZT)	7,273,818
330,000,000	International Finance Corp., GMTN, 15.000%, 3/02/2027, (KZT)	676,393
		17,273,315
	Technology — 5.0%
5,658,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	5,706,593
10,821,000	Block, Inc., 3.500%, 6/01/2031	9,961,115
3,914,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	3,324,789
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	10,708,095
4,790,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	4,721,382
8,688,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	8,555,318
2,846,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	2,926,321
2,587,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	2,620,326
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$790,000	Intel Corp., 5.300%, 5/15/2036	$786,048
6,805,000	Intuit, Inc., 5.500%, 6/15/2036	6,778,677
1,762,000	Leidos, Inc., 5.000%, 3/15/2036	1,697,082
13,790,000	Leidos, Inc., 5.500%, 3/15/2035	13,913,990
2,954,000	MSCI, Inc., 5.250%, 9/01/2035	2,891,496
2,710,000	NetApp, Inc., 5.500%, 3/17/2032	2,769,316
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,219,981
5,490,000	NVIDIA Corp., 4.950%, 6/15/2036	5,441,865
199,000	Oracle Corp., 3.950%, 3/25/2051	127,317
12,243,000	Oracle Corp., 5.200%, 9/26/2035	11,461,974
2,075,000	Oracle Corp., 5.700%, 2/04/2036	2,009,544
5,018,000	Oracle Corp., 5.950%, 9/26/2055	4,264,388
394,000	Oracle Corp., 6.000%, 8/03/2055	335,452
5,603,000	Oracle Corp., 6.700%, 2/04/2056	5,273,604
4,866,000	Oracle Corp., 6.850%, 2/04/2066	4,529,213
1,925,000	Paychex, Inc., 5.600%, 4/15/2035	1,945,128
9,562,000	Salesforce, Inc., 5.550%, 3/15/2036	9,554,750
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	4,039,159
6,550,000	TD SYNNEX Corp., 5.300%, 10/10/2035	6,447,903
		135,010,826
	Treasuries — 15.7%
79,029(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	13,310,386
4,471,410,000	Hungary Government Bonds, 2.250%, 6/22/2034, (HUF)	11,751,716
2,683,650,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	7,981,789
3,828,310,000	Hungary Government Bonds, 3.250%, 10/22/2031, (HUF)	11,299,093
1,953,650,000	Hungary Government Bonds, 7.000%, 10/24/2035, (HUF)	7,148,817
58,797,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	14,501,018
113,423,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	28,391,103
5,227,835(i )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	25,348,610
253,810,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	15,657,211
42,960,000,000	Republic of Uzbekistan International Bonds, 12.250%, 4/13/2029, (UZS)(a)	3,648,759
613,433,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	13,113,685
494,835,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	10,565,808
13,715,000	U.S. Treasury Notes, 3.375%, 2/29/2028	13,544,098
41,806,000	U.S. Treasury Notes, 3.500%, 11/30/2030	40,633,472
188,340,000	U.S. Treasury Notes, 4.000%, 3/31/2030(j)	187,140,803
227,645,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	5,802,498
227,945,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	5,843,547
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,843,759
		423,526,172
	Wireless — 0.5%
13,242,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	12,953,556
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Wirelines — 0.0%
$803,000	AT&T, Inc., 5.125%, 4/30/2036	$786,956
	Total Non-Convertible Bonds (Identified Cost $2,089,908,460)	1,994,941,448

Convertible Bonds — 1.9%
	Cable Satellite — 0.1%
751,509	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	2,346,587
385,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	440,632
		2,787,219
	Consumer Cyclical Services — 0.3%
789,000	Compass, Inc., 0.250%, 4/15/2031(a)	856,854
1,194,000	DoorDash, Inc., Zero Coupon, 5/15/2030	1,176,090
1,074,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	1,050,372
3,310,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	3,958,760
		7,042,076
	Consumer Products — 0.1%
1,260,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	1,310,022
	Diversified Manufacturing — 0.1%
434,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	474,292
378,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	691,173
611,000	Itron, Inc., 1.375%, 7/15/2030	608,519
		1,773,984
	Electric — 0.1%
821,000	Evergy, Inc., 4.500%, 12/15/2027	1,167,790
1,337,000	FirstEnergy Corp., 3.875%, 1/15/2031	1,484,338
918,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	1,093,879
		3,746,007
	Environmental — 0.0%
726,000	Tetra Tech, Inc., 2.250%, 8/15/2028	762,663
	Financial Other — 0.1%
330,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	363,990
1,013,791	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	2,535
1,267,298	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	3,168
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	5,069
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	5,069
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	6,336
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	6,336
4,781,437	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	11,954
6,281,722	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	109,930
8,471,975	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	953,097
6,260,374	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	1,001,660
		2,469,144
	Food & Beverage — 0.0%
801,000	Post Holdings, Inc., 2.500%, 8/15/2027	829,035
Principal Amount (‡)	Description	Value (†)

	Industrial Other — 0.1%
$676,000	Fluor Corp., 1.125%, 8/15/2029	$894,348
599,000	Granite Construction, Inc., 3.250%, 6/15/2030	1,253,108
		2,147,456
	Leisure — 0.0%
440,000	NCL Corp. Ltd., 0.875%, 4/15/2030	490,050
	Metals & Mining — 0.0%
798,000	B2Gold Corp., 2.750%, 2/01/2030(a)	1,108,821
	Midstream — 0.0%
718,000	UGI Corp., 5.000%, 6/01/2028	960,756
	Pharmaceuticals — 0.2%
435,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	519,257
770,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	846,074
778,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	945,581
807,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	1,379,970
595,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	539,983
		4,230,865
	Restaurants — 0.0%
389,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	495,002
	Retail REITs — 0.0%
497,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	547,197
	Retailers — 0.1%
873,000	Burlington Stores, Inc., 1.250%, 12/15/2027	1,389,379
1,049,000	Etsy, Inc., 1.000%, 6/15/2030	1,216,001
353,000	Freshpet, Inc., 3.000%, 4/01/2028	409,480
		3,014,860
	Technology — 0.7%
1,042,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	1,241,854
1,175,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	1,236,687
625,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	790,625
1,000,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	1,661,948
795,000	Guidewire Software, Inc., 1.250%, 11/01/2029	763,200
325,000	InterDigital, Inc., 3.500%, 6/01/2027	1,189,012
222,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	1,023,975
770,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	886,288
524,000	MKS, Inc., 1.250%, 6/01/2030	1,542,428
626,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	1,156,195
967,000	Nutanix, Inc., 0.500%, 12/15/2029	950,948
775,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	1,023,821
1,454,000	Rubrik, Inc., Zero Coupon, 6/15/2030	1,484,534
76,000	Seagate HDD Cayman, 3.500%, 6/01/2028	886,654
798,000	SiTime Corp., Zero Coupon, 6/15/2031	882,995
1,077,000	Snowflake, Inc., Zero Coupon, 10/01/2029	1,904,244
		18,625,408
	Total Convertible Bonds (Identified Cost $69,409,267)	52,340,565

See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

Municipals — 0.8%
	Virginia — 0.8%
$28,110,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,107,776)	$20,790,943
	Total Bonds and Notes (Identified Cost $2,187,425,503)	2,068,072,956

Equity-Linked Notes — 6.0%
3,915,700	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,028,167
2,679,419	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	2,778,590
2,751,395	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	2,803,228
2,713,342	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	2,345,699
4,083,243	Barclays Bank PLC, (American Express Co.), 14.010%, 5/13/2027(a)	4,103,632
1,364,861	Barclays Bank PLC, (Cboe Global Markets, Inc.), 15.070%, 5/19/2027(a)	1,254,027
4,043,284	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	4,154,970
4,096,283	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	4,330,098
4,114,869	Barclays Bank PLC, (Eli Lilly and Co.), 15.930%, 4/29/2027(a)	4,384,653
4,148,277	Barclays Bank PLC, (Dollar General Corp.), 16.150%, 3/11/2027(a)	3,406,162
4,103,394	Barclays Bank PLC, (Marriott International, Inc.), 17.180%, 11/25/2026(a)	4,149,396
4,032,346	Barclays Bank PLC, (Microsoft Corp.), 17.240%, 12/22/2026(a)	3,689,344
4,014,571	Barclays Bank PLC, (Trane Technologies PLC), 17.420%, 12/08/2026(a)	4,100,937
1,330,973	Barclays Bank PLC, (Meta Platforms, Inc.), 18.410%, 2/24/2027(a)	1,302,614
4,137,952	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	4,269,890
1,084,191	Barclays Bank PLC, (NRG Energy, Inc.), 21.700%, 4/08/2027(a)	1,094,647
2,734,074	Barclays Bank PLC, (Palantir Technologies, Inc.), 22.720%, 4/22/2027(a)	2,500,921
4,112,755	Barclays Bank PLC, (Estee Lauder Cos., Inc.), 22.940%, 9/10/2026(a)	3,235,764
1,086,790	Barclays Bank PLC, (Reddit, Inc.), 28.660%, 6/17/2027(a)	1,062,994
1,244,244	Barclays Bank PLC, (AngloGold Ashanti PLC), 29.490%, 1/20/2027(a)	1,217,562
3,239,207	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	2,475,417
2,664,777	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	2,278,796
804,395	BNP Paribas Issuance BV, (Apple, Inc.), 11.910%, 4/20/2027(a)	812,402
2,700,539	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	2,421,619
4,038,223	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	4,171,041
2,736,965	BNP Paribas Issuance BV, (JP Morgan Chase & Co.), 14.280%, 10/29/2026(a)	2,791,867
1,355,096	BNP Paribas Issuance BV, (McKesson Corp.), 14.390%, 1/12/2027(a)	1,318,516
Principal Amount (‡)	Description	Value (†)

$1,355,583	BNP Paribas Issuance BV, (Ross Stores, Inc.), 15.140%, 2/09/2027(a)	$1,346,823
1,332,888	BNP Paribas Issuance BV, (Exxon Mobile Corp.), 17.240%, 12/30/2026(a)	1,273,074
802,028	BNP Paribas Issuance BV, (Estee Lauder Cos., Inc.), 19.800%, 5/17/2027(a)	802,028
2,716,131	BNP Paribas Issuance BV, (Southern Copper Corp.), 22.140%, 5/20/2027(a)	2,680,503
825,524	BNP Paribas Issuance BV, (Vistra Corp.), 27.080%, 12/29/2026(a)	800,846
1,321,144	BNP Paribas Issuance BV, Series EMTR, (Bristol-Myers Squibb Co.), 18.070%, 2/02/2027(a)	1,345,288
4,440,048	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	4,237,520
2,732,546	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	2,792,775
4,120,654	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	4,316,098
1,353,359	Citigroup Global Markets Holdings, Inc., (Archer-Daniels-Midland Co.), 16.120%, 3/23/2027(a)	1,302,461
2,919,168	Citigroup Global Markets Holdings, Inc., (Airbnb, Inc.), 16.190%, 5/06/2027(a)	2,890,946
1,378,896	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 16.360%, 1/26/2027(a)	1,440,923
1,350,723	Citigroup Global Markets Holdings, Inc., (The Kroger Co.), 16.860%, 12/15/2026(a)	1,267,012
4,054,199	Citigroup Global Markets Holdings, Inc., (Bank of America Corp.), 17.000%, 12/10/2026(a)	4,232,110
4,092,974	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	4,222,101
2,730,680	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	2,745,557
2,595,107	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	2,521,193
2,751,324	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	2,493,844
2,192,449	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	1,970,947
2,198,821	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	1,380,484
4,120,423	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	4,071,655
4,121,659	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	4,394,240
2,727,290	JPMorgan Chase Bank NA, (McDonald’s Corp.), 11.820%, 10/22/2026(a)	2,441,325
2,688,951	JPMorgan Chase Bank NA, (Visa, Inc.), 13.440%, 10/01/2026(a)	2,834,760
4,040,890	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	2,451,044
2,686,658	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	2,704,221
1,348,352	Morgan Stanley Finance LLC, Series DMSJ, (AutoZone, Inc.), 15.000%, 3/16/2027(a)	1,373,600
1,069,199	Morgan Stanley Finance LLC, Series DMSK, (ResMed, Inc.), 14.600%, 6/30/2027(a)	1,071,727
1,362,845	Nomura America Finance LLC, (JP Morgan Chase & Co.), 12.230%, 4/26/2027(a)	1,400,249
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,337,431	Nomura America Finance LLC, (Allstate Corp.), 14.500%, 1/12/2027(a)	$1,373,380
4,237,025	Nomura America Finance LLC, (Meta Platforms, Inc.), 15.200%, 4/15/2027(a)	3,980,641
1,340,545	Nomura America Finance LLC, (Johnson Controls International PLC), 15.320%, 4/13/2027(a)	1,356,353
1,348,842	Nomura America Finance LLC, (Netflix, Inc.), 18.800%, 11/12/2026(a)	1,231,204
2,190,172	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	1,851,439
807,867	Nomura America Finance LLC, (Palantir Technologies, Inc.), 26.350%, 1/19/2027(a)	807,867
805,237	Nomura America Finance LLC, (Hewlett Packard Enterprise Co.), 26.500%, 7/13/2027(a)	811,296
4,068,885	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	3,084,782
	Total Equity-Linked Notes (Identified Cost $166,897,682)	159,785,269

Shares
Common Stocks— 5.5%
	Aerospace & Defense — 0.2%
8,795	General Electric Co.	3,286,955
9,559	Howmet Aerospace, Inc.	2,570,033
		5,856,988
	Air Freight & Logistics — 0.0%
12,871	United Parcel Service, Inc., Class B	1,383,633
	Banks — 0.5%
21,389	Citigroup, Inc.	2,993,604
18,244	PNC Financial Services Group, Inc.	4,492,038
78,194	U.S. Bancorp	4,722,918
		12,208,560
	Biotechnology — 0.5%
14,049	AbbVie, Inc.	3,535,290
110,189	BioMarin Pharmaceutical, Inc.(g)	6,305,015
21,056	Gilead Sciences, Inc.	2,660,215
		12,500,520
	Capital Markets — 0.3%
6,386	CME Group, Inc.	1,410,221
6,497	Moody's Corp.	2,942,621
23,004	Morgan Stanley	4,808,756
		9,161,598
	Chemicals — 0.1%
40,389	Corteva, Inc.	3,420,544
	Consumer Staples Distribution & Retail — 0.1%
3,158	Costco Wholesale Corp.	2,954,214
	Containers & Packaging — 0.0%
3,171	Packaging Corp. of America	755,586
	Diversified Telecommunication Services — 0.1%
114,156	Comcast Corp., Class A	2,802,530
Shares	Description	Value (†)
	Electric Utilities — 0.2%
26,829	Duke Energy Corp.	$3,396,015
17,534	NRG Energy, Inc.	2,561,016
		5,957,031
	Electrical Equipment — 0.1%
18,295	Emerson Electric Co.	2,618,929
	Electronic Equipment, Instruments & Components — 0.1%
19,695	Amphenol Corp., Class A	3,472,622
	Financial Services — 0.2%
8,235	Mastercard, Inc., Class A	4,229,496
	Health Care Providers & Services — 0.1%
3,814	Cencora, Inc.	1,079,286
2,069	Elevance Health, Inc.	800,144
3,474	UnitedHealth Group, Inc.	1,443,899
		3,323,329
	Hotels, Restaurants & Leisure — 0.3%
19,747	Booking Holdings, Inc.	3,519,705
15,264	Royal Caribbean Cruises Ltd.	4,846,778
		8,366,483
	Household Durables — 0.1%
11,986	Garmin Ltd.	2,847,154
	Household Products — 0.3%
38,418	Colgate-Palmolive Co.	3,522,162
17,805	Kimberly-Clark Corp.	1,954,455
11,981	Procter & Gamble Co.	1,756,894
		7,233,511
	Interactive Media & Services — 0.2%
13,557	Alphabet, Inc., Class A	4,844,865
	Metals & Mining — 0.1%
82,534	Kinross Gold Corp.	1,949,453
	Oil, Gas & Consumable Fuels — 0.2%
26,406	Exxon Mobil Corp.	3,610,229
17,648	Williams Cos., Inc.	1,311,952
		4,922,181
	Pharmaceuticals — 0.3%
79,238	Bristol-Myers Squibb Co.	4,565,694
26,147	Merck & Co., Inc.	3,359,889
		7,925,583
	Real Estate Management & Development — 0.0%
2,801,740	Kaisa Group Holdings Ltd.(g)	16,790
723,818	Sunac China Holdings Ltd.(g)	57,498
		74,288
	Retail REITs — 0.2%
20,013	Simon Property Group, Inc.	4,475,907
	Semiconductors & Semiconductor Equipment — 0.6%
1,894	ASML Holding NV	3,768,000
12,479	Broadcom, Inc.	4,713,942
See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
11,661	Lam Research Corp.	$5,053,061
7,653	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,654,843
		17,189,846
	Software — 0.3%
11,195	Microsoft Corp.	4,175,959
13,457	Salesforce, Inc.	2,108,174
11,669	SAP SE, ADR	1,798,309
		8,082,442
	Specialty Retail — 0.2%
30,065	TJX Cos., Inc.	4,554,848
	Technology Hardware, Storage & Peripherals — 0.2%
16,417	Apple, Inc.	4,750,423
	Total Common Stocks (Identified Cost $137,818,904)	147,862,564

Principal Amount (‡)
Senior Loans — 5.1%
	Aerospace & Defense — 0.1%
$2,084,775	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(k)	2,084,441
	Automotive — 0.0%
956,315	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(f)	497
1,339,978	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(f)	697
914,721	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(f)(k)	133,778
2,635,642	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(e)(f)(k)	870
		135,842
	Brokerage — 0.2%
6,043,380	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(k)	6,055,648
	Building Materials — 0.1%
770,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(l)	768,075
2,268,126	QXO, Inc., 2026 Term Loan B, 4/30/2032(l)	2,261,821
		3,029,896
	Gaming — 0.3%
3,074,811	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(k)	3,043,294
5,053,950	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(k)	5,027,114
		8,070,408
	Healthcare — 1.3%
15,099,820	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(k)	15,118,695
70,920	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(m)	71,263
Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$170,629	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 6.074%, 10/23/2031(b)(k)	$171,455
1,862,770	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.144%, 10/23/2031(b)(k)	1,871,785
17,805,375	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(k)	17,686,435
		34,919,633
	Media Entertainment — 0.7%
10,141,154	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(k)	10,140,241
7,325,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(l)	7,340,749
		17,480,990
	Property & Casualty Insurance — 1.1%
13,283,137	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(k)	13,087,609
13,736,992	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(k)	13,264,852
284,575	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(k)	278,351
933,780	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.644%, 9/15/2031(b)(k)	931,156
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.482%, 5/06/2031(b)(k)	1,691,482
		29,253,450
	Retailers — 0.2%
251,536	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(k)	251,013
5,560,000	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(k)	5,533,368
		5,784,381
	Technology — 1.1%
1,397,912	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(l)	1,425,577
1,231,642	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(m)	1,256,016
678,358	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	691,783
1,081,784	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	983,882
13,366,334	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(k)	12,144,784
8,982,487	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 2.750%, 6.414%, 9/13/2032(b)(k)	8,985,721
5,119,359	Kaseya, Inc., 2025 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.913%, 3/22/2032(b)(k)	3,939,040
1,328,899	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(k)	1,299,836
See accompanying notes to financial statements.
| 58

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Technology — continued
$19,210	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(l)	$18,832
182,039	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(l)	178,455
		30,923,926
	Total Senior Loans (Identified Cost $145,561,926)	137,738,615

Principal Amount/ Shares
Private Credit — 1.8%
	ABS Other — 0.1%
$3,277,174	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(c)(n)	3,107,905
	Banking — 0.5%
7,000,000	AP Bosphorus Holdings Ltd., 3 mo. USD SOFR + 2.600%, 6.264%, 12/15/2037(b)(c)(n)	7,038,620
6,645,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(c)(n)	6,508,103
		13,546,723
	Building Materials — 0.2%
532	QXO, Inc., Series C, 4.750%(c)(m)(n)(o)	5,711,552
	Technology — 1.0%
26,935,000	Big Sky Funding LLC, 5.750%, 10/20/2035(c)(m)(n)	26,855,178
	Total Private Credit (Identified Cost $49,177,174)	49,221,358

Shares
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.4%
	Chemicals — 0.0%
16,250	Albemarle Corp., 7.250%	899,437
	Electric — 0.1%
31,940	PG&E Corp., Series A, 6.000%	1,321,358
	Technology — 0.3%
62,599	Alphabet, Inc., Series A, 6.250%	3,185,663
72,249	Alphabet, Inc., Series B, 6.250%	3,634,125
13,700	Oracle Corp., Series D, 6.500%	615,815
		7,435,603
	Total Convertible Preferred Stocks (Identified Cost $10,026,447)	9,656,398

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.2%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,314,857
Shares	Description	Value (†)

	Office REITs — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%, (c)	$1,516,887
	Total Non-Convertible Preferred Stocks (Identified Cost $2,784,735)	5,831,744
	Total Preferred Stocks (Identified Cost $12,811,182)	15,488,142

Principal Amount (‡)
Collateralized Loan Obligations — 0.5%
$6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.037%, 10/20/2031(a)(b)	6,745,768
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.423%, 1/15/2038(a)(b)	3,098,176
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.014%, 4/22/2034(a)(b)	4,329,984
	Total Collateralized Loan Obligations (Identified Cost $14,215,000)	14,173,928

Shares
Other Investments — 0.0%
Professional Services — 0.0%
17,706,962	CFLD Cayman Trust Units(c) (Identified Cost $85,398)	91,263

Principal Amount (‡)
Short-Term Investments — 4.2%
$99,194,764	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $99,200,688 on 7/01/2026 collateralized by $101,104,700 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $101,178,704 including accrued interest (Note 2 of Notes to Financial Statements)	99,194,764
13,595,000	U.S. Treasury Bills, 3.586%, 10/15/2026(p)	13,447,070
	Total Short-Term Investments (Identified Cost $112,646,237)	112,641,834
	Total Investments — 100.6% (Identified Cost $2,826,639,006)	2,705,075,929
	Other assets less liabilities — (0.6)%	(15,464,405)
	Net Assets — 100.0%	$2,689,611,524
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/24/2026	108	(3,100,000)	$(331,845,313)	$(313,294)	$(217,970)
See accompanying notes to financial statements.
59 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
June 30, 2026, the value of Rule 144A holdings amounted to
$1,082,831,777 or 40.3% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(n)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Bosphorus Holdings Ltd.	3/16/2026	$7,000,000	$7,038,620	0.3%
Big Sky Funding LLC	6/08/2026	26,935,000	26,855,178	1.0%
Bosphorous Financial Services Ltd.	1/20/2026	6,645,000	6,508,103	0.2%
Chol Aviation Capital Ltd.	2/10/2026	3,277,174	3,107,905	0.1%
QXO, Inc.	1/12/2026	5,320,000	5,711,552	0.2%

(o)	Private credit preferred stock with no specified maturity date.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
UZS	Uzbekistan Som
ZAR	South African Rand
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/16/2026	EUR	S	8,149,000	$9,446,402	$9,340,497	$105,905
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	21,591	$2,302,491,896	$2,311,249,078	$8,757,182
See accompanying notes to financial statements.
| 60

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	3,810	$785,552,335	$785,366,014	$186,321
CBOT U.S. Long Bond Futures	9/21/2026	170	18,718,519	19,295,000	(576,481)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	982	110,544,076	114,065,438	(3,521,362)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	3,482	386,923,872	391,616,187	(4,692,315)
Total					$(8,603,837)
See accompanying notes to financial statements.
61 |

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$95,105,066	$17,285,582,621	$1,199,812,415	$2,826,639,006
Net unrealized depreciation	(5,155,615)	(23,717,685)	(37,121,482)	(121,563,077)
Investments at value	89,949,451	17,261,864,936	1,162,690,933	2,705,075,929
Cash	52,702	4,795,441	1,481,087	1,747,553
Due from brokers (Note 2)	—	—	16,665,000	10,100,000
Foreign currency at value (identified cost $0, $0, $3,179,744 and $48, respectively)	—	—	3,147,912	47
Receivable for Fund shares sold	736	17,504,813	922,988	1,599,053
Receivable for securities sold	1,594,988	33,962,740	2,551,548	8,704,631
Dividends and interest receivable	1,346,063	171,216,314	11,226,348	34,579,490
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	43,191	105,905
Tax reclaims receivable	—	—	—	40,108
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	13,940	—
Receivable for variation margin on futures contracts (Note 2)	—	—	109,665	—
Prepaid expenses	548	548	548	548
TOTAL ASSETS	92,944,488	17,489,344,792	1,198,853,160	2,761,953,264
LIABILITIES
Options written, at value (premiums received $0, $0, $136,435 and $313,294, respectively) (Note 2)	—	—	94,923	217,970
Payable for securities purchased	2,573,444	259,553,053	21,545,593	35,636,592
Unfunded commitments (Note 2)	112,263	182,665,785	12,647,974	30,007,562
Payable for Fund shares redeemed	2,000	14,640,737	1,607,054	1,403,517
Payable for variation margin on futures contracts (Note 2)	1,878	4,086,934	—	1,399,942
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	149,257	—
Management fees payable (Note 6)	16,505	4,692,883	528,083	1,070,673
Deferred Trustees’ fees (Note 6)	245,093	1,602,288	399,266	2,210,006
Administrative fees payable (Note 6)	3,144	591,975	40,600	93,627
Payable to distributor (Note 6d)	234	128,425	9,363	26,509
Audit and tax services fees payable	32,587	39,519	54,172	50,558
Other accounts payable and accrued expenses	55,742	1,187,287	106,448	224,784
TOTAL LIABILITIES	3,042,890	469,188,886	37,182,733	72,341,740
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$89,901,598	$17,020,155,906	$1,161,670,427	$2,689,611,524
NET ASSETS CONSIST OF:
Paid-in capital	$123,469,475	$17,731,307,240	$1,308,724,877	$3,539,698,813
Accumulated loss	(33,567,877)	(711,151,334)	(147,054,450)	(850,087,289)
NET ASSETS	$89,901,598	$17,020,155,906	$1,161,670,427	$2,689,611,524
See accompanying notes to financial statements.
| 62

Statements of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,599,715	$732,891,089	$16,652,858	$752,679,764
Shares of beneficial interest	4,006,961	75,341,407	1,706,016	61,330,411
Net asset value and redemption price per share	$3.64	$9.73	$9.76	$12.27
Offering price per share (100/95.75 of net asset value) (Note 1)	$3.80	$10.16	$10.19	$12.81
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$380,987	$74,878,293	$2,013,832	$21,569,070
Shares of beneficial interest	103,864	7,818,255	206,722	1,730,032
Net asset value and offering price per share	$3.67	$9.58	$9.74	$12.47
Class N shares:
Net assets	$33,602,504	$3,737,401,494	$116,981,524	$68,321,996
Shares of beneficial interest	9,206,258	384,211,083	12,023,666	5,574,713
Net asset value, offering and redemption price per share	$3.65	$9.73	$9.73	$12.26
Class Y shares:
Net assets	$41,318,392	$12,394,668,744	$1,026,022,213	$1,791,028,085
Shares of beneficial interest	11,352,657	1,273,196,718	105,527,264	146,206,700
Net asset value, offering and redemption price per share	$3.64	$9.74	$9.72	$12.25
Admin Class shares:
Net assets	$—	$80,316,286	$—	$56,012,609
Shares of beneficial interest	—	8,285,295	—	4,586,395
Net asset value, offering and redemption price per share	$—	$9.69	$—	$12.21

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
63 |

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$3,147,378	$483,382,477	$36,019,224	$99,612,266
Dividends	5,466	265,041	91,478	1,661,315
Less net foreign taxes withheld	—	—	—	(16,349)
	3,152,844	483,647,518	36,110,702	101,257,232
Expenses
Management fees (Note 6)	227,241	31,793,880	3,297,183	7,798,785
Service and distribution fees (Note 6)	20,241	1,498,316	30,806	1,218,286
Administrative fees (Note 6)	17,508	3,579,051	232,867	569,155
Trustees' fees and expenses (Note 6)	23,160	332,636	44,429	134,401
Transfer agent fees and expenses (Notes 6, 7 and 8)	17,393	5,404,761	400,004	1,169,134
Audit and tax services fees	30,226	37,450	50,184	48,173
Custodian fees and expenses	22,605	279,874	64,391	83,179
Legal fees	1,677	348,936	23,023	53,741
Registration fees	40,368	246,453	56,622	101,758
Shareholder reporting expenses	11,478	642,646	33,499	94,109
Miscellaneous expenses	26,266	245,106	39,644	59,455
Total expenses	438,163	44,409,109	4,272,652	11,330,176
Less waiver and/or expense reimbursement (Note 6)	(136,066)	(3,112,961)	(245,226)	(1,104,176)
Less expense offset (Note 8)	(1,321)	(168,217)	(15,543)	(24,913)
Net expenses	300,776	41,127,931	4,011,883	10,201,087
Net investment income	2,852,068	442,519,587	32,098,819	91,056,145
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(639,602)	72,987,868	(16,389,895)	(71,693,114)
Futures contracts	(22,255)	(54,960,617)	(1,157,801)	(32,435,445)
Options written	—	(20,901,297)	341,239	1,344,873
Swap agreements	—	—	(868,963)	(1,842,781)
Forward foreign currency contracts (Note 2d)	—	—	(422,999)	257,166
Foreign currency transactions (Note 2c)	22	—	337,398	(437,293)
Net change in unrealized appreciation (depreciation) on:
Investments	(305,678)	(305,319,857)	763,405	32,945,774
Futures contracts	(48,654)	15,428,261	(1,138,769)	281,957
Options written	—	—	(867,982)	(2,345,264)
Swap agreements	—	—	438,192	—
Forward foreign currency contracts (Note 2d)	—	—	348,599	85,636
Foreign currency translations (Note 2c)	(24)	(190)	(239,590)	(110,389)
Net realized and unrealized loss on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	(1,016,191)	(292,765,832)	(18,857,166)	(73,948,880)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,835,877	$149,753,755	$13,241,653	$17,107,265
See accompanying notes to financial statements.
| 64

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$2,852,068	$4,776,782	$442,519,587	$776,750,754
Net realized loss on investments, futures contracts, written options and foreign currency transactions	(661,835)	(1,372,716)	(2,874,046)	(164,707,144)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(354,356)	3,261,214	(289,891,786)	469,831,599
Net increase in net assets resulting from operations	1,835,877	6,665,280	149,753,755	1,081,875,209
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(483,800)	(1,008,279)	(18,485,370)	(35,101,592)
Class C	(11,265)	(26,155)	(1,657,656)	(3,102,782)
Class N	(1,209,523)	(1,947,393)	(97,090,919)	(160,322,706)
Class Y	(1,162,498)	(1,870,173)	(323,519,491)	(584,514,263)
Admin Class	—	—	(1,917,398)	(3,968,814)
Total distributions	(2,867,086)	(4,852,000)	(442,670,834)	(787,010,157)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	12,282,408	12,642,214	231,573,960	1,856,369,191
Net increase (decrease) in net assets	11,251,199	14,455,494	(61,343,119)	2,151,234,243
NET ASSETS
Beginning of the period	78,650,399	64,194,905	17,081,499,025	14,930,264,782
End of the period	$89,901,598	$78,650,399	$17,020,155,906	$17,081,499,025
See accompanying notes to financial statements.
65 |

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$32,098,819	$44,932,120	$91,056,145	$159,285,299
Net realized loss on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency transactions	(18,161,021)	(9,567,625)	(104,806,594)	(29,084,770)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency translations	(696,145)	33,385,010	30,857,714	130,041,510
Net increase in net assets resulting from operations	13,241,653	68,749,505	17,107,265	260,242,039
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(409,903)	(780,085)	(25,534,598)	(41,736,815)
Class C	(45,185)	(86,015)	(639,907)	(1,020,646)
Class N	(3,258,829)	(6,072,108)	(2,315,103)	(4,766,383)
Class Y	(26,468,178)	(34,292,648)	(61,209,078)	(88,489,972)
Admin Class	—	—	(1,825,899)	(2,911,978)
Total distributions	(30,182,095)	(41,230,856)	(91,524,585)	(138,925,794)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	141,448,877	412,206,649	67,294,651	(186,735,158)
Net increase (decrease) in net assets	124,508,435	439,725,298	(7,122,669)	(65,418,913)
NET ASSETS
Beginning of the period	1,037,161,992	597,436,694	2,696,734,193	2,762,153,106
End of the period	$1,161,670,427	$1,037,161,992	$2,689,611,524	$2,696,734,193
See accompanying notes to financial statements.
| 66

Financial Highlights
For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.69	$3.61	$3.55	$3.50	$4.29	$4.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.23	0.23	0.21	0.19	0.17
Net realized and unrealized gain (loss)	(0.05)	0.08	0.08	0.11	(0.77)	(0.05)
Total from Investment Operations	0.07	0.31	0.31	0.32	(0.58)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.23)	(0.25)	(0.27)	(0.21)	(0.18)
Net asset value, end of the period	$3.64	$3.69	$3.61	$3.55	$3.50	$4.29
Total return(b)(c)	1.95%(d)	8.88%	9.08%	9.53%	(13.66)%	2.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,600	$14,925	$16,770	$16,031	$19,108	$20,470
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.98%(g)	1.00%	1.00%
Gross expenses	1.29%(f)	1.33%	1.51%	1.40%	1.18%	1.19%
Net investment income	6.68%(f)	6.22%	6.54%	6.10%	5.13%	3.83%
Portfolio turnover rate	50%	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.71	$3.63	$3.57	$3.51	$4.31	$4.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.20	0.21	0.19	0.16	0.14
Net realized and unrealized gain (loss)	(0.04)	0.08	0.07	0.11	(0.78)	(0.05)
Total from Investment Operations	0.07	0.28	0.28	0.30	(0.62)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.20)	(0.22)	(0.24)	(0.18)	(0.15)
Net asset value, end of the period	$3.67	$3.71	$3.63	$3.57	$3.51	$4.31
Total return(b)(c)	1.83%(d)	7.99%	8.19%	8.94%	(14.50)%	2.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$381	$419	$558	$754	$1,182	$1,795
Net expenses(e)	1.70%(f)	1.70%	1.70%	1.73%(g)	1.75%	1.75%
Gross expenses	2.04%(f)	2.08%	2.26%	2.15%	1.93%	1.94%
Net investment income	5.93%(f)	5.46%	5.85%	5.28%	4.34%	3.14%
Portfolio turnover rate	50%	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.69	$3.61	$3.55	$3.50	$4.29	$4.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.24	0.22	0.23	0.20	0.18
Net realized and unrealized gain (loss)	(0.04)	0.08	0.10	0.10	(0.77)	(0.05)
Total from Investment Operations	0.09	0.32	0.32	0.33	(0.57)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.24)	(0.26)	(0.28)	(0.22)	(0.20)
Net asset value, end of the period	$3.65	$3.69	$3.61	$3.55	$3.50	$4.29
Total return(b)	2.37%(c)	9.19%	9.40%	9.85%	(13.40)%	2.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$33,603	$33,706	$19,912	$173	$132	$105
Net expenses(d)	0.65%(e)	0.65%	0.65%	0.67%(f)	0.70%	0.70%
Gross expenses	0.97%(e)	1.02%	1.31%	1.82%	1.80%	0.86%
Net investment income	6.98%(e)	6.56%	6.35%	6.47%	5.46%	4.10%
Portfolio turnover rate	50%	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$3.68	$3.60	$3.55	$3.49	$4.28	$4.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.24	0.24	0.22	0.20	0.18
Net realized and unrealized gain (loss)	(0.04)	0.08	0.07	0.12	(0.77)	(0.05)
Total from Investment Operations	0.09	0.32	0.31	0.34	(0.57)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.24)	(0.26)	(0.28)	(0.22)	(0.19)
Net asset value, end of the period	$3.64	$3.68	$3.60	$3.55	$3.49	$4.28
Total return(b)	2.36%(c)	9.16%	9.05%	10.13%	(13.47)%	3.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$41,318	$29,601	$26,955	$28,150	$97,059	$104,957
Net expenses(d)	0.70%(e)	0.70%	0.70%	0.73%(f)	0.75%	0.75%
Gross expenses	1.04%(e)	1.08%	1.26%	1.16%	0.93%	0.95%
Net investment income	6.93%(e)	6.48%	6.80%	6.17%	5.39%	4.16%
Portfolio turnover rate	50%	107%	106%	40%	53%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.90	$9.71	$9.92	$9.63	$11.22	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.45	0.45	0.39	0.28	0.26
Net realized and unrealized gain (loss)	(0.17)	0.20	(0.21)	0.30	(1.58)	(0.26)
Total from Investment Operations	0.07	0.65	0.24	0.69	(1.30)	0.00 (b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.46)	(0.45)	(0.40)	(0.28)	(0.26)
Net realized capital gains	—	—	—	—	(0.01)	(0.17)
Total Distributions	(0.24)	(0.46)	(0.45)	(0.40)	(0.29)	(0.43)
Net asset value, end of the period	$9.73	$9.90	$9.71	$9.92	$9.63	$11.22
Total return(c)(d)	0.76%(e)	6.80%	2.44%	7.34%	(11.62)%	0.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$732,891	$759,813	$776,083	$717,999	$641,311	$793,271
Net expenses(f)	0.73%(g)(h)	0.74%(i)	0.74%	0.74%	0.75%(j)	0.75%
Gross expenses	0.77%(g)(h)	0.80%	0.81%	0.81%	0.80%	0.79%
Net investment income	5.00%(g)	4.61%	4.55%	4.04%	2.71%	2.24%
Portfolio turnover rate	27%	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(i)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%.
(j)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.75	$9.57	$9.78	$9.51	$11.07	$11.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.37	0.37	0.31	0.20	0.17
Net realized and unrealized gain (loss)	(0.16)	0.20	(0.20)	0.29	(1.55)	(0.26)
Total from Investment Operations	0.04	0.57	0.17	0.60	(1.35)	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.39)	(0.38)	(0.33)	(0.20)	(0.18)
Net realized capital gains	—	—	—	—	(0.01)	(0.17)
Total Distributions	(0.21)	(0.39)	(0.38)	(0.33)	(0.21)	(0.35)
Net asset value, end of the period	$9.58	$9.75	$9.57	$9.78	$9.51	$11.07
Total return(b)(c)	0.40%(d)	6.01%	1.71%	6.43%	(12.26)%	(0.70)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$74,878	$78,600	$78,152	$68,821	$56,520	$80,099
Net expenses(e)	1.48%(f)	1.48%(g)	1.49%	1.49%	1.50%(h)	1.50%
Gross expenses	1.53%(f)	1.55%	1.56%	1.56%	1.55%	1.54%
Net investment income	4.24%(f)	3.86%	3.80%	3.29%	1.94%	1.50%
Portfolio turnover rate	27%	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.90	$9.71	$9.92	$9.64	$11.22	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.48	0.48	0.42	0.31	0.29
Net realized and unrealized gain (loss)	(0.17)	0.20	(0.21)	0.29	(1.57)	(0.25)
Total from Investment Operations	0.09	0.68	0.27	0.71	(1.26)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.49)	(0.48)	(0.43)	(0.31)	(0.30)
Net realized capital gains	—	—	—	—	(0.01)	(0.17)
Total Distributions	(0.26)	(0.49)	(0.48)	(0.43)	(0.32)	(0.47)
Net asset value, end of the period	$9.73	$9.90	$9.71	$9.92	$9.64	$11.22
Total return(b)	0.90%(c)	7.12%	2.74%	7.55%	(11.26)%	0.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,737,401	$3,613,568	$2,763,066	$1,496,893	$1,348,621	$1,473,020
Net expenses(d)	0.43%(e)	0.43%(f)	0.44%	0.44%	0.45%(g)	0.45%
Gross expenses	0.45%(e)	0.47%	0.48%	0.47%	0.47%	0.47%
Net investment income	5.30%(e)	4.92%	4.86%	4.32%	3.02%	2.53%
Portfolio turnover rate	27%	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.44% to 0.43%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.90	$9.72	$9.92	$9.64	$11.22	$11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.48	0.47	0.42	0.30	0.29
Net realized and unrealized gain (loss)	(0.16)	0.18	(0.20)	0.28	(1.56)	(0.27)
Total from Investment Operations	0.10	0.66	0.27	0.70	(1.26)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.48)	(0.47)	(0.42)	(0.31)	(0.29)
Net realized capital gains	—	—	—	—	(0.01)	(0.17)
Total Distributions	(0.26)	(0.48)	(0.47)	(0.42)	(0.32)	(0.46)
Net asset value, end of the period	$9.74	$9.90	$9.72	$9.92	$9.64	$11.22
Total return(b)	0.88%(c)	6.96%	2.80%	7.50%	(11.31)%	0.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,394,669	$12,548,305	$11,221,966	$7,942,477	$4,833,608	$3,920,635
Net expenses(d)	0.48%(e)	0.48%(f)	0.49%	0.49%	0.49%(g)	0.50%
Gross expenses	0.53%(e)	0.55%	0.56%	0.56%	0.55%	0.54%
Net investment income	5.25%(e)	4.86%	4.80%	4.33%	3.01%	2.49%
Portfolio turnover rate	27%	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.86	$9.68	$9.88	$9.60	$11.18	$11.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.43	0.42	0.36	0.25	0.23
Net realized and unrealized gain (loss)	(0.17)	0.18	(0.20)	0.29	(1.56)	(0.26)
Total from Investment Operations	0.06	0.61	0.22	0.65	(1.31)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.43)	(0.42)	(0.37)	(0.26)	(0.24)
Net realized capital gains	—	—	—	—	(0.01)	(0.17)
Total Distributions	(0.23)	(0.43)	(0.42)	(0.37)	(0.27)	(0.41)
Net asset value, end of the period	$9.69	$9.86	$9.68	$9.88	$9.60	$11.18
Total return(b)	0.64%(c)	6.44%	2.28%	6.99%	(11.80)%	(0.26)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$80,316	$81,213	$90,999	$142,689	$122,710	$139,169
Net expenses(d)	0.98%(e)	0.99%(f)	0.99%	0.99%	1.00%(g)	1.00%
Gross expenses	1.03%(e)	1.05%	1.06%	1.06%	1.05%	1.04%
Net investment income	4.75%(e)	4.35%	4.27%	3.79%	2.47%	1.98%
Portfolio turnover rate	27%	51%	39%	25%	31%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.99% to 0.98%.
(g)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
See accompanying notes to financial statements.
75 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.90	$9.57	$9.34	$9.14	$10.34	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.51	0.52	0.42	0.34	0.26
Net realized and unrealized gain (loss)	(0.16)	0.26	0.22	0.27	(1.20)	(0.15)
Total from Investment Operations	0.11	0.77	0.74	0.69	(0.86)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.44)	(0.51)	(0.49)	(0.34)	(0.20)
Net asset value, end of the period	$9.76	$9.90	$9.57	$9.34	$9.14	$10.34
Total return(b)	1.01%(c)(d)	8.18%(c)	8.10%(c)	7.70%(c)	(8.29)%	1.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,653	$16,222	$15,930	$17,891	$29,797	$41,765
Net expenses	0.98%(e)(f)	0.98%(e)	0.99%(e)(g)	1.00%(e)	1.00%	0.97%
Gross expenses	1.03%(f)	1.03%	1.05%	1.03%	1.00%	0.97%
Net investment income	5.60%(f)	5.17%	5.47%	4.51%	3.59%	2.45%
Portfolio turnover rate	25%	57%	55%	38%	46%(h)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%.
(h)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
| 76

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.88	$9.55	$9.33	$9.13	$10.32	$10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.43	0.45	0.35	0.27	0.18
Net realized and unrealized gain (loss)	(0.17)	0.26	0.21	0.26	(1.19)	(0.15)
Total from Investment Operations	0.07	0.69	0.66	0.61	(0.92)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.36)	(0.44)	(0.41)	(0.27)	(0.11)
Net asset value, end of the period	$9.74	$9.88	$9.55	$9.33	$9.13	$10.32
Total return(b)	0.63%(c)(d)	7.37%(c)	7.31%(c)	6.77%(c)	(8.90)%	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,014	$2,320	$2,134	$2,531	$3,309	$4,266
Net expenses	1.73%(e)(f)	1.73%(e)	1.74%(e)(g)	1.75%(e)	1.75%	1.73%
Gross expenses	1.78%(f)	1.78%	1.80%	1.78%	1.75%	1.73%
Net investment income	4.85%(f)	4.43%	4.72%	3.81%	2.84%	1.68%
Portfolio turnover rate	25%	57%	55%	38%	46%(h)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%.
(h)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
77 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.87	$9.54	$9.32	$9.12	$10.32	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.53	0.55	0.44	0.37	0.29
Net realized and unrealized gain (loss)	(0.17)	0.27	0.21	0.27	(1.19)	(0.15)
Total from Investment Operations	0.12	0.80	0.76	0.71	(0.82)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.47)	(0.54)	(0.51)	(0.38)	(0.23)
Net asset value, end of the period	$9.73	$9.87	$9.54	$9.32	$9.12	$10.32
Total return	1.16%(b)(c)	8.51%(b)	8.45%(b)	7.94%(b)	(8.00)%	1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$116,982	$127,923	$119,054	$105,702	$164,264	$484,005
Net expenses	0.68%(d)(e)	0.68%(d)	0.69%(d)(f)	0.70%(d)	0.69%	0.67%
Gross expenses	0.70%(e)	0.71%	0.73%	0.71%	0.69%	0.67%
Net investment income	5.89%(e)	5.48%	5.77%	4.83%	3.81%	2.74%
Portfolio turnover rate	25%	57%	55%	38%	46%(g)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%.
(g)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
| 78

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$9.86	$9.53	$9.31	$9.12	$10.31	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.53	0.54	0.44	0.37	0.28
Net realized and unrealized gain (loss)	(0.17)	0.26	0.21	0.26	(1.19)	(0.15)
Total from Investment Operations	0.12	0.79	0.75	0.70	(0.82)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.46)	(0.53)	(0.51)	(0.37)	(0.23)
Net asset value, end of the period	$9.72	$9.86	$9.53	$9.31	$9.12	$10.31
Total return	1.14%(b)(c)	8.47%(b)	8.29%(b)	7.90%(b)	(7.97)%	1.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,026,022	$890,697	$460,318	$476,304	$650,242	$930,815
Net expenses	0.73%(d)(e)	0.73%(d)	0.74%(d)(f)	0.75%(d)	0.75%	0.72%
Gross expenses	0.78%(e)	0.78%	0.80%	0.78%	0.75%	0.72%
Net investment income	5.84%(e)	5.45%	5.72%	4.80%	3.83%	2.70%
Portfolio turnover rate	25%	57%	55%	38%	46%(g)	218%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(g)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a decrease in trading volume and shareholder flows.
See accompanying notes to financial statements.
79 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$12.61	$12.04	$11.92	$11.65	$14.19	$14.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.72	0.62	0.57	0.44	0.26
Net realized and unrealized gain (loss)	(0.34)	0.48	0.18	0.34	(2.24)	0.27
Total from Investment Operations	0.07	1.20	0.80	0.91	(1.80)	0.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.63)	(0.68)	(0.64)	(0.74)	(0.37)
Net asset value, end of the period	$12.27	$12.61	$12.04	$11.92	$11.65	$14.19
Total return(b)(c)	0.49%(d)	10.27%	6.95%	8.02%	(12.80)%	3.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$752,680	$803,617	$840,790	$946,579	$1,067,151	$1,512,939
Net expenses(e)	0.92%(f)	0.92%	0.93%(g)	0.94%(h)	0.95%(i)	0.96%(j)
Gross expenses	1.00%(f)	1.00%	1.00%	1.00%	0.98%	0.97%
Net investment income	6.62%(f)	5.83%	5.18%	4.89%	3.45%	1.85%
Portfolio turnover rate	38%	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 0.93% to 0.92%.
(h)	Effective July 1, 2023, the expense limit decreased from 0.94% to 0.93%.
(i)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 80

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.81	$12.22	$12.08	$11.80	$14.36	$14.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.63	0.54	0.48	0.34	0.16
Net realized and unrealized gain (loss)	(0.35)	0.49	0.18	0.35	(2.26)	0.28
Total from Investment Operations	0.02	1.12	0.72	0.83	(1.92)	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.53)	(0.58)	(0.55)	(0.64)	(0.26)
Net asset value, end of the period	$12.47	$12.81	$12.22	$12.08	$11.80	$14.36
Total return(b)(c)	0.20%(d)	9.36%	6.13%	7.26%	(13.48)%	3.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,569	$23,598	$27,013	$34,212	$52,977	$120,091
Net expenses(e)	1.67%(f)	1.67%	1.68%(g)	1.69%(h)	1.70%(i)	1.71%(j)
Gross expenses	1.75%(f)	1.75%	1.75%	1.75%	1.73%	1.72%
Net investment income	5.88%(f)	5.08%	4.43%	4.09%	2.62%	1.12%
Portfolio turnover rate	38%	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.68% to 1.67%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.69% to 1.68%.
(i)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
81 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.60	$12.02	$11.90	$11.63	$14.17	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.74	0.66	0.60	0.47	0.31
Net realized and unrealized gain (loss)	(0.34)	0.50	0.17	0.34	(2.23)	0.27
Total from Investment Operations	0.09	1.24	0.83	0.94	(1.76)	0.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.66)	(0.71)	(0.67)	(0.78)	(0.42)
Net asset value, end of the period	$12.26	$12.60	$12.02	$11.90	$11.63	$14.17
Total return	0.72%(b)(c)	10.62%(b)	7.20%(b)	8.45%(b)	(12.55)%	4.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$68,322	$67,618	$204,205	$220,360	$220,229	$280,661
Net expenses	0.62%(d)(e)	0.62%(d)	0.62%(d)(f)	0.64%(d)(g)	0.64%(h)	0.65%(i)
Gross expenses	0.67%(e)	0.66%	0.67%	0.66%	0.64%	0.65%
Net investment income	6.92%(e)	5.97%	5.48%	5.20%	3.77%	2.17%
Portfolio turnover rate	38%	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.63% to 0.62%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.64% to 0.63%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
| 82

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.59	$12.02	$11.90	$11.63	$14.17	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.75	0.65	0.60	0.47	0.30
Net realized and unrealized gain (loss)	(0.33)	0.48	0.18	0.34	(2.24)	0.27
Total from Investment Operations	0.09	1.23	0.83	0.94	(1.77)	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.66)	(0.71)	(0.67)	(0.77)	(0.41)
Net asset value, end of the period	$12.25	$12.59	$12.02	$11.90	$11.63	$14.17
Total return(b)	0.62%(c)	10.56%	7.24%	8.30%	(12.60)%	4.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,791,028	$1,742,859	$1,629,062	$1,586,092	$1,816,763	$3,058,635
Net expenses(d)	0.67%(e)	0.67%	0.67%(f)	0.69%(g)	0.70%(h)	0.71%(i)
Gross expenses	0.76%(e)	0.75%	0.75%	0.75%	0.73%	0.72%
Net investment income	6.87%(e)	6.10%	5.43%	5.13%	3.68%	2.10%
Portfolio turnover rate	38%	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.68% to 0.67%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.69% to 0.68%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
83 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.55	$11.99	$11.87	$11.60	$14.14	$13.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.69	0.59	0.54	0.40	0.23
Net realized and unrealized gain (loss)	(0.33)	0.47	0.18	0.34	(2.23)	0.28
Total from Investment Operations	0.06	1.16	0.77	0.88	(1.83)	0.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.60)	(0.65)	(0.61)	(0.71)	(0.34)
Net asset value, end of the period	$12.21	$12.55	$11.99	$11.87	$11.60	$14.14
Total return(b)	0.37%(c)	9.95%	6.72%	7.78%	(13.07)%	3.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$56,013	$59,042	$61,083	$66,181	$68,788	$95,250
Net expenses(d)	1.17%(e)	1.17%	1.18%(f)	1.19%(g)	1.20%(h)	1.21%(i)
Gross expenses	1.25%(e)	1.25%	1.26%	1.25%	1.23%	1.22%
Net investment income	6.37%(e)	5.58%	4.93%	4.65%	3.20%	1.60%
Portfolio turnover rate	38%	100%	81%	39%	23%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 1.18% to 1.17%.
(g)	Effective July 1, 2023, the expense limit decreased from 1.19% to 1.18%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
See accompanying notes to financial statements.
| 84

Notes to Financial Statements
June 30, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles High Income Fund (“High Income Fund”)
Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)
Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)
Natixis Funds Trust II:
Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee
85 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities, including private credit securities, and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
| 86

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized
87 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a
| 88

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.
When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.
When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.
OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Due from Brokers. Transactions and positions in certain options and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options and as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/ or foreign currency held at brokers is restricted by regulation or broker mandated limits.
j. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as
89 |

Notes to Financial Statements (continued)
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well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, convertible bond adjustments, corporate actions, distributions in excess of income and/or capital gain, foreign currency gains and losses, perpetual bond adjustments, capital gains taxes, return of capital distributions received, capital gain distributions received and swap contracts adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap contracts adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, corporate actions, convertible bond adjustments, forward foreign currency contract mark-to-market, straddle loss deferral adjustments, capital gains taxes, options contract mark-to-market and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$4,852,000	$ —	$4,852,000
Investment Grade Bond Fund	787,010,157	—	787,010,157
Strategic Alpha Fund	41,230,856	—	41,230,856
Strategic Income Fund	138,925,794	—	138,925,794
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
| 90

Notes to Financial Statements (continued)
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As of December 31, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,577,330)	$(150,414,183)	$(2,871,734)	$ —
Long-term:
No expiration date	(25,080,778)	(508,790,597)	(79,356,057)	(590,328,651)
Total capital loss carryforward	$(26,658,108)	$(659,204,780)	$(82,227,791)	$(590,328,651)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(486,329)	$—

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

As of June 30, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$95,194,478	$17,297,914,105	$1,200,187,764	$2,829,037,036
Gross tax appreciation	$1,243,643	$211,782,949	$15,327,551	$79,499,346
Gross tax depreciation	(6,507,110)	(231,591,400)	(54,073,541)	(203,105,879)
Net tax depreciation	$(5,263,467)	$(19,808,451)	$(38,745,990)	$(123,606,533)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
l. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
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o. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
p. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
q. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as separate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2026.
r. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
s. Unfunded Commitments. A Fund may enter into investments that include unfunded commitments to provide additional financing to borrowers. Such commitments are generally made in connection with senior secured loans, delayed draw term loans, revolving credit facilities, private credit investments, and other privately negotiated lending arrangements. Unfunded commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded commitments may have a similar effect on a Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the instruments were owned on a settled basis. Gains or losses may arise due to changes in the value of the unfunded commitments and will be recognized as such on the Statements of Operations. The Fund expects to satisfy future funding requirements through a combination of cash balances, proceeds from investment sales, borrowings under credit facilities, and other liquidity management activities.
| 92

Notes to Financial Statements (continued)
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Unfunded commitments outstanding at the end of the period, if any, are summarized below and are also footnoted in each applicable Fund's Portfolio of Investments.
High Income Fund
Investment	Type	Unfunded Commitment
U.S. Fertility Enterprises LLC	Senior Loan	$19,126
CoreWeave Financing DDTL V LLC	Senior Loan	87,053
		$106,179

Investment Grade Bond Fund
Investment	Type	Unfunded Commitment
CoreWeave Financing DDTL V LLC	Senior Loan	$2,300,785
QXO, Inc.	Private Credit	11,280,000
Big Sky Funding LLC	Private Credit	169,085,000
		$182,665,785

Strategic Alpha Fund
Investment	Type	Unfunded Commitment
CoreWeave Financing DDTL V LLC	Senior Loan	$357,974
QXO, Inc.	Private Credit	690,000
Big Sky Funding LLC	Private Credit	11,600,000
		$12,647,974

Strategic Income Fund
Investment	Type	Unfunded Commitment
Hanger, Inc.	Senior Loan	$70,920
CoreWeave Financing DDTL V LLC	Senior Loan	1,231,642
QXO, Inc.	Private Credit	1,770,000
Big Sky Funding LLC	Private Credit	26,935,000
		$30,007,562
t. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2026, at value:
High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$49,576	$49,576
Home Construction	—	1,705,468	—	1,705,468
Non-Agency Commercial Mortgage-Backed Securities	—	36,436	2,740	39,176
All Other Non-Convertible Bonds(a)	—	72,139,530	—	72,139,530
Total Non-Convertible Bonds	—	73,881,434	52,316	73,933,750
Convertible Bonds(a)	—	2,803,706	—	2,803,706
Total Bonds and Notes	—	76,685,140	52,316	76,737,456
Senior Loans(a)	—	8,193,640	—	8,193,640
Preferred Stocks(a)	444,644	—	—	444,644
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	2,351	2,351
Total Other Investments	—	—	2,351	2,351
Common Stocks(a)	2,235	—	—	2,235
Warrants	—	—	—	—
Short-Term Investments	—	4,569,125	—	4,569,125
Total Investments	446,879	89,447,905	54,667	89,949,451
Futures Contracts (unrealized appreciation)	11,510	—	—	11,510
Total	$458,389	$89,447,905	$54,667	$89,960,961

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(29,950)	$ —	$ —	$(29,950)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 94

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Investment Grade Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$1,271,186,885	$19,414,247	$1,290,601,132
All Other Non-Convertible Bonds(a)	—	13,046,907,298	—	13,046,907,298
Total Non-Convertible Bonds	—	14,318,094,183	19,414,247	14,337,508,430
Convertible Bonds(a)	—	56,330,775	—	56,330,775
Municipals(a)	—	4,937,017	—	4,937,017
Total Bonds and Notes	—	14,379,361,975	19,414,247	14,398,776,222
Senior Loans(a)	—	936,892,218	—	936,892,218
Collateralized Loan Obligations	—	884,332,696	—	884,332,696
Private Credit
ABS Other	—	—	46,160,463	46,160,463
Apartment REITs	—	—	5,957,509	5,957,509
Banking	—	—	134,602,624	134,602,624
Building Materials	—	—	36,341,360	36,341,360
Finance Companies	—	—	42,772,391	42,772,391
Technology	—	—	168,583,917	168,583,917
Total Private Credit	—	—	434,418,264	434,418,264
Preferred Stocks(a)	33,321,389	—	—	33,321,389
Short-Term Investments	—	574,124,147	—	574,124,147
Total Investments	33,321,389	16,774,711,036	453,832,511	17,261,864,936
Futures Contracts (unrealized appreciation)	19,839,698	—	—	19,839,698
Total	$53,161,087	$16,774,711,036	$453,832,511	$17,281,704,634

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,598,980)	$ —	$ —	$(3,598,980)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Strategic Alpha Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$22,265,977	$2,084,442	$24,350,419
ABS Other	—	79,322,809	1,319,949	80,642,758
Non-Agency Commercial Mortgage-Backed Securities	—	38,590,788	38,968	38,629,756
All Other Non-Convertible Bonds(a)	—	649,510,288	—	649,510,288
Total Non-Convertible Bonds	—	789,689,862	3,443,359	793,133,221
Convertible Bonds(a)	—	3,849,592	—	3,849,592
Total Bonds and Notes	—	793,539,454	3,443,359	796,982,813
Senior Loans(a)	—	72,302,083	—	72,302,083
Collateralized Loan Obligations(a)	—	71,394,202	—	71,394,202
Equity-Linked Notes	—	37,441,434	—	37,441,434
Private Credit
ABS Other	—	—	1,224,326	1,224,326
Banking	—	—	5,163,393	5,163,393
Building Materials	—	—	2,233,088	2,233,088
Technology	—	—	11,565,623	11,565,623
Total Private Credit	—	—	20,186,430	20,186,430
Common Stocks
Real Estate Management & Development	6,531	14,715	—	21,246
All Other Common Stocks(a)	7,417,179	—	—	7,417,179
Total Common Stocks	7,423,710	14,715	—	7,438,425
Preferred Stocks(a)	2,273,675	—	—	2,273,675
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	26,247	26,247
Total Other Investments	—	—	26,247	26,247
Short-Term Investments	—	154,645,624	—	154,645,624
Total Investments	9,697,385	1,129,337,512	23,656,036	1,162,690,933
Forward Foreign Currency Contracts (unrealized appreciation)	—	43,191	—	43,191
Futures Contracts (unrealized appreciation)	1,455,158	—	—	1,455,158
Total	$11,152,543	$1,129,380,703	$23,656,036	$1,164,189,282

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(94,923)	$ —	$ —	$(94,923)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(75,011)	—	(75,011)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(149,257)	—	(149,257)
Futures Contracts (unrealized depreciation)	(2,564,752)	—	—	(2,564,752)
Total	$(2,659,675)	$(224,268)	$ —	$(2,883,943)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 96

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Strategic Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$102,016,065	$8,399,674	$110,415,739
All Other Non-Convertible Bonds(a)	—	1,884,525,709	—	1,884,525,709
Total Non-Convertible Bonds	—	1,986,541,774	8,399,674	1,994,941,448
Convertible Bonds(a)	—	52,340,565	—	52,340,565
Municipals(a)	—	20,790,943	—	20,790,943
Total Bonds and Notes	—	2,059,673,282	8,399,674	2,068,072,956
Equity-Linked Notes	—	159,785,269	—	159,785,269
Common Stocks(a)
Real Estate Management & Development	16,790	57,498	—	74,288
All Other Common Stocks(a)	147,788,276	—	—	147,788,276
Total Common Stocks	147,805,066	57,498	—	147,862,564
Senior Loans(a)	—	137,738,615	—	137,738,615
Private Credit
ABS Other	—	—	3,107,905	3,107,905
Banking	—	—	13,546,723	13,546,723
Building Materials	—	—	5,711,552	5,711,552
Technology	—	—	26,855,178	26,855,178
Total Private Credit	—	—	49,221,358	49,221,358
Preferred Stocks(a)
Convertible Preferred Stocks(a)	9,656,398	—	—	9,656,398
Non-Convertible Preferred Stocks
Home Construction	4,314,857	—	—	4,314,857
Office REITs	—	—	1,516,887	1,516,887
Total Non-Convertible Preferred Stocks	4,314,857	—	1,516,887	5,831,744
Total Preferred Stocks	13,971,255	—	1,516,887	15,488,142
Collateralized Loan Obligations	—	14,173,928	—	14,173,928
Other Investments
Professional Services	—	—	91,263	91,263
Short-Term Investments	—	112,641,834	—	112,641,834
Total Investments	161,776,321	2,484,070,426	59,229,182	2,705,075,929
Forward Foreign Currency Contracts (unrealized appreciation)	—	105,905	—	105,905
Futures Contracts (unrealized appreciation)	8,943,503	—	—	8,943,503
Total	$170,719,824	$2,484,176,331	$59,229,182	$2,714,125,337

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(217,970)	$ —	$ —	$(217,970)
Futures Contracts (unrealized depreciation)	(8,790,158)	—	—	(8,790,158)
Total	$(9,008,128)	$ —	$ —	$(9,008,128)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
97 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or June 30, 2026:
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$50,113	$ —	$129	$(213)	$ —	$(453)	$ —	$ —	$49,576	$(302)
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage- Backed Securities	5,900	—	—	(3,160)	—	—	—	—	2,740	(3,160)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	2,289	—	—	62	—	—	—	—	2,351	62
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$58,302	$ —	$129	$(3,311)	$ —	$(453)	$ —	$ —	$54,667	$(3,400)

Investment Grade Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non- Convertible Bonds
ABS Other	$ —	$ —	$ —	$ —	$19,414,247	$ —	$ —	$ —	$19,414,247	$ —
Private Credit
ABS Other	27,289,284	—	—	(1,342,130)	43,800,000	(23,586,691)	—	—	46,160,463	(695,446)
Apartment REITs	6,353,824	—	—	(176,576)	—	(219,739)	—	—	5,957,509	(171,912)
Banking	50,744,680	—	—	(1,177,056)	85,035,000	—	—	—	134,602,624	(1,177,056)
Building Materials	—	—	—	2,491,360	33,850,000	—	—	—	36,341,360	2,491,360
Finance Companies	43,827,918	—	—	(1,055,527)	—	—	—	—	42,772,391	(1,055,527)
Technology	34,654,900	—	(548,869)	(2,379,943)	169,200,141	(32,342,312)	—	—	168,583,917	(501,083)
Total	$162,870,606	$ —	$(548,869)	$(3,639,872)	$351,299,388	$(56,148,742)	$ —	$ —	$453,832,511	$(1,109,664)
| 98

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$2,245,145	$ —	$1,910	$(7,933)	$ —	$(154,680)	$ —	$ —	$2,084,442	$(13,145)
ABS Other	—	—	—	—	1,319,949	—	—	—	1,319,949	—
Non-Agency Commercial Mortgage- Backed Securities	81,512	—	—	(42,544)	—	—	—	—	38,968	(42,544)
Private Credit
ABS Other	—	—	—	(66,682)	1,300,000	(8,992)	—	—	1,224,326	(66,682)
Banking	—	—	—	(36,607)	5,200,000	—	—	—	5,163,393	(36,607)
Building Materials	—	—	—	153,088	2,080,000	—	—	—	2,233,088	153,088
Technology	—	—	—	(34,377)	11,600,000	—	—	—	11,565,623	(34,377)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	25,551	—	—	696	—	—	—	—	26,247	696
Total	$2,352,208	$ —	$1,910	$(34,359)	$21,499,949	$(163,672)	$ —	$ —	$23,656,036	$(39,571)

Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$ —	$ —	$8,399,674	$ —	$ —	$ —	$8,399,674	$ —
Private Credit
ABS Other	—	—	—	(169,269)	3,300,000	(22,826)	—	—	3,107,905	(169,269)
Banking	—	—	—	(98,277)	13,645,000	—	—	—	13,546,723	(98,277)
Building Materials	—	—	—	391,552	5,320,000	—	—	—	5,711,552	391,552
Technology	—	—	—	(79,822)	26,935,000	—	—	—	26,855,178	(79,822)
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,424,328	—	—	92,559	—	—	—	—	1,516,887	92,559
99 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Other Investments
Professional Services	$88,842	$ —	$ —	$2,421	$ —	$ —	$ —	$ —	$91,263	$2,421
Total	$1,513,170	$ —	$ —	$139,164	$57,599,674	$(22,826)	$ —	$ —	$59,229,182	$139,164
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Investment Grade Bond Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Private Credit
	ABS Other[1], [2]	Income Approach	Option-Adjusted Spread	N/A	$19,589,218
			Credit Spread	2.0-2.7%	26,571,245
	Apartments REITs[1]	Income Approach	Credit Spread	3.20%	5,957,509
	Banking[3]	Market Approach	Credit Spread	1.0-2.6%	134,602,624
	Building Materials[4]	Income/Market Approach	Credit Spread	4.00%	—
			Volatility	40.00%	36,341,360
	Finance Companies[3]	Market Approach	Credit Spread	1.8-3.1%	42,772,391
	Technology[1]	Income/Market Approach	Credit Spread	1.90%	168,583,917
	Total				$434,418,264
Significant changes in input values could have a material effect on the fair value measurement.

[1]
There is an inverse relationship between the discount rate and credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

[2]
There is an inverse relationship between the option-adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[3]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[4]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. There is a direct relationship between volatility and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa.

| 100

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Strategic Alpha Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
Non-Convertible Bonds
	ABS Home Equity[1]			1.00%	$2,065,918
		Market Approach	Discount Rate	5.00%	18,524
	Non-Agency Commercial Mortgage- Backed Securities[2]	Income Approach	Constant Default Rate	100%	—
			Loss Severity	16%-29%	—
			Lag Time	24 months	—
			Loss Adjusted Spread	12%-20%	38,968
Private Credit
	ABS Other[3]	Income Approach	Option-Adjusted Spread	N/A	1,224,326
	Banking[4]	Market Approach	Credit Spread	2.2-2.6%	5,163,393
	Building Materials[5]	Income/Market Approach	Credit Spread	4.00%	—
			Volatility	40.00%	2,233,088
	Technology[6]	Income/Market Approach	Credit Spread	1.90%	11,565,623
Other Investments
	Aircraft ABS[7]	Income Approach	Recovery Rate	0.70%	—
	Professional Services[8]	Market Approach	Legacy Bond Value	$3.50	—
			Contractual Conversion Ratio	100:1	26,247
	Total				$22,336,087
Significant changes in input values could have a material effect on the fair value measurement.

[1]
There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

[3]
There is an inverse relationship between the option-adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[4]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[5]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. There is a direct relationship between volatility and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa.

[6]
There is an inverse relationship between the discount rate and credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

[7]
There is an inverse relationship between the recovery rate and the fair value measurement, meaning a significant increase in the recovery rate in isolation would have resulted in a lower fair value measurement, and vice versa.

[8]
There is a direct relationship between the legacy bond value and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa. There is an inverse relationship between the conversion ratio and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

101 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Strategic Income Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Private Credit
	ABS Other[1]	Income Approach	Option-Adjusted Spread	N/A	$3,107,905
	Banking[2]	Market Approach	Credit Spread	2.2-2.6%	13,546,723
	Building Materials[3]	Income/Market Approach	Credit Spread	4.00%	—
			Volatility	40.00%	5,711,552
	Technology[4]	Income/Market Approach	Credit Spread	1.90%	26,855,178
Preferred Stocks
Non-Convertible Preferred Stocks
	Office REITs[5]	Market Approach	Premium to Unsecured Debt Spread	4.60%	—
			Liquidity Premium	0.50%	1,516,887
Other Investments
	Professional Services[6]	Market Approach	Legacy Bond Value	$3.50	—
			Contractual Conversion Ratio	100:1	91,263
	Total				$50,829,508
Significant changes in input values could have a material effect on the fair value measurement.

[1]
There is an inverse relationship between the option-adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[2]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[3]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. There is a direct relationship between volatility and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa.

[4]
There is an inverse relationship between the discount rate and credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

[5]
There is an inverse relationship between the premium to unsecured debt spread and liquidity premium and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[6]
There is a direct relationship between the legacy bond value and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa. There is an inverse relationship between the conversion ratio and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.
The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2026, none of the Funds engaged in credit default swaps.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2026, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased put options, purchased call options, written call options and interest rate swap agreements to hedge
| 102

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
against changes in interest rates. The Funds may write put options to offset the cost of options used for hedging purposes. The Funds may use futures to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2026, Strategic Alpha Fund engaged in futures contracts (including options on futures) and interest rate swap agreements for investment exposure, hedging purposes, yield curve management and to manage duration. During the six months ended June 30, 2026, High Income Fund, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration. During the six months ended June 30, 2026, Strategic Income Fund used options on futures for duration management.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Funds may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Funds may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2026, Strategic Alpha Fund engaged in option contracts for hedging and investment exposure and Strategic Income Fund for duration management.
The following is a summary of derivative instruments for High Income Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$11,510

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(29,950)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(22,255)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(48,654)
The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$19,839,698
103 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(3,598,980)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Futures contracts	Options written
Interest rate contracts	$18,691,581	$(54,960,617)	$(20,901,297)

[1]	Represents realized gain for purchased options during the period.

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$15,428,261
The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$43,191	$ —	$43,191
Exchange-traded asset derivatives
Interest rate contracts	—	1,455,158	1,455,158
Total asset derivatives	$43,191	$1,455,158	$1,498,349

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(149,257)	$ —	$ —	$(149,257)
Exchange-traded/cleared liability derivatives
Interest rate contracts	(94,923)	—	(2,564,752)	(74,470)	(2,734,145)
Total liability derivatives	$(94,923)	$(149,257)	$(2,564,752)	$(74,470)	$(2,883,402)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements, if any, are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

| 104

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$838,142	$ —	$(1,157,801)	$(26,024)	$(114,064)
Foreign exchange contracts	—	(422,999)	—	—	—
Credit contracts	—	—	—	—	(754,899)
Equity contracts	(427,730)	—	—	367,263	—
Total	$410,412	$(422,999)	$(1,157,801)	$341,239	$(868,963)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$660,840	$ —	$(1,138,769)	$(867,982)	$438,192
Foreign exchange contracts	—	348,599	—	—	—
Total	$660,840	$348,599	$(1,138,769)	$(867,982)	$438,192

1	Represents realized gain/loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$105,905	$ —	$105,905
Exchange-traded asset derivatives
Interest rate contracts	—	8,943,503	8,943,503
Total asset derivatives	$105,905	$8,943,503	$9,049,408

Liabilities	Options written at value	Unrealized depreciation on futures contracts[1]	Total
Exchange-traded liability derivatives
Interest rate contracts	$(217,970)	$(8,790,158)	$(9,008,128)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

105 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$329,595	$ —	$(32,435,445)	$1,344,873	$ —
Foreign exchange contracts	—	257,166	—	—	—
Credit contracts	—	—	—	—	(1,842,781)
Total	$329,595	$257,166	$(32,435,445)	$1,344,873	$(1,842,781)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$1,773,524	$ —	$281,957	$(2,345,264)
Foreign exchange contracts	—	85,636	—	—
Total	$1,773,524	$85,636	$281,957	$(2,345,264)

1	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Swap agreements	Options purchased	Options written
High Income Fund	$11,467,405	$ —	$ —	$ —	$ —
Investment Grade Bond Fund	3,792,520,307	—	—	898,294,368	898,294,368
Strategic Alpha Fund	772,219,600	15,789,766	15,441,936	313,445,681	409,672,289
Strategic Income Fund	3,381,333,434	9,544,346	11,571,429	787,618,406	1,029,742,248
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
| 106

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
As of June 30, 2026, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$43,191	$ —	$43,191	$ —	$43,191

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$(149,257)	$ —	$(149,257)	$ —	$(149,257)

Strategic Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$105,905	$ —	$105,905	$ —	$105,905
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$ —	$ —	$49,297,722	$39,550,787
Investment Grade Bond Fund	1,101,987,902	1,671,303,852	3,745,739,557	2,888,268,008
Strategic Alpha Fund	—	50,825,043	340,537,166	172,543,577
Strategic Income Fund	34,316,129	56,892,581	899,045,558	902,539,764
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
107 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Investment Grade Bond Fund	0.38%	0.38%	0.38%	0.38%	0.35%	0.35%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%
Effective July 1, 2026, Strategic Alpha Fund and Strategic Income Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $3 billion	Over $5 billion
Strategic Alpha Fund	0.57%	0.57%	0.55%	0.55%	0.55%
Strategic Income Fund	0.59%	0.59%	0.59%	0.54%	0.53%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	— %
Investment Grade Bond Fund	0.73%	1.48%	0.43%	0.48%	0.98%
Strategic Alpha Fund	0.98%	1.73%	0.68%	0.73%	— %
Strategic Income Fund	0.92%	1.67%	0.62%	0.67%	1.17%
Effective July 1, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Strategic Alpha Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	0.95%	1.70%	0.65%	0.70%
This new undertaking is in effect until April 30, 2028, may be terminated before then only with the consent of the Funds' Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 108

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$227,241	$135,008	$92,233	0.55%	0.22%
Investment Grade Bond Fund	31,793,880	3,112,961	28,680,919	0.38%	0.34%
Strategic Alpha Fund	3,297,183	245,226	3,051,957	0.60%	0.56%
Strategic Income Fund	7,798,785	1,104,176	6,694,609	0.58%	0.50%

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
No expenses were recovered for any of the Funds during the six months ended June 30, 2026 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$18,292	$487	$ —	$1,462	$ —
Investment Grade Bond Fund	915,338	95,596	100,297	286,788	100,297
Strategic Alpha Fund	19,972	2,709	—	8,125	—
Strategic Income Fund	964,702	27,751	71,290	83,253	71,290
For the six months ended June 30, 2026, Natixis Distribution refunded Investment Grade Bond Fund $9,252 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
109 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
High Income Fund	$17,508
Investment Grade Bond Fund	3,579,051
Strategic Alpha Fund	232,867
Strategic Income Fund	569,155
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
High Income Fund	$8,364
Investment Grade Bond Fund	5,102,029
Strategic Alpha Fund	374,046
Strategic Income Fund	1,099,869
As of June 30, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$234
Investment Grade Bond Fund	128,425
Strategic Alpha Fund	9,363
Strategic Income Fund	26,509
Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
| 110

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2026 were as follows:
Fund	Commissions
High Income Fund	$208
Investment Grade Bond Fund	16,920
Strategic Alpha Fund	1,861
Strategic Income Fund	4,759
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund's Class N shares. This undertaking is in effect through April 30, 2027 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2026, Natixis Advisors reimbursed High Income Fund $1,058 for transfer agency expenses related to Class N shares.
h. Affiliated Ownership. As of June 30, 2026, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.06% of the Funds’ net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended June 30, 2026 the Funds incurred the following class-specific transfer agent fees and expenses (net of expenses offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$4,660	$124	$1,058	$10,230	$ —
Investment Grade Bond Fund	290,900	30,073	30,090	4,853,935	31,546
Strategic Alpha Fund	6,241	848	1,753	375,619	—
Strategic Income Fund	336,721	9,689	1,271	771,654	24,886
111 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2026, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	1	37.36%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 112

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	26,286	$96,634	863,004	$3,192,611
Issued in connection with the reinvestment of distributions	121,535	443,498	251,236	916,881
Redeemed	(189,783)	(696,516)	(1,716,952)	(6,316,485)
Net change	(41,962)	$(156,384)	(602,712)	$(2,206,993)
Class C
Issued from the sale of shares	2,065	$7,639	10,153	$37,328
Issued in connection with the reinvestment of distributions	2,703	9,928	6,046	22,192
Redeemed	(13,713)	(50,659)	(57,221)	(209,187)
Net change	(8,945)	$(33,092)	(41,022)	$(149,667)
Class N
Issued from the sale of shares	819,232	$3,055,610	3,620,495	$13,005,648
Issued in connection with the reinvestment of distributions	1,120	4,095	4,230	15,456
Redeemed	(742,031)	(2,709,676)	(10,036)	(37,419)
Net change	78,321	$350,029	3,614,689	$12,983,685
Class Y
Issued from the sale of shares	3,310,469	$12,123,325	1,477,886	$5,363,293
Issued in connection with the reinvestment of distributions	286,981	1,045,796	477,224	1,739,213
Redeemed	(286,342)	(1,047,266)	(1,400,788)	(5,087,317)
Net change	3,311,108	$12,121,855	554,322	$2,015,189
Increase from capital share transactions	3,338,522	$12,282,408	3,525,277	$12,642,214
113 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,585,026	$74,615,667	19,618,452	$193,061,746
Issued in connection with the reinvestment of distributions	1,429,708	14,022,289	2,745,559	27,033,498
Redeemed	(10,447,363)	(102,781,355)	(25,518,629)	(251,209,225)
Net change	(1,432,629)	$(14,143,399)	(3,154,618)	$(31,113,981)
Class C
Issued from the sale of shares	622,656	$6,020,729	1,634,754	$15,846,948
Issued in connection with the reinvestment of distributions	153,574	1,483,025	291,183	2,825,238
Redeemed	(1,020,593)	(9,873,720)	(2,028,338)	(19,630,761)
Net change	(244,363)	$(2,369,966)	(102,401)	$(958,575)
Class N
Issued from the sale of shares	56,468,194	$555,678,187	137,938,975	$1,356,726,809
Issued in connection with the reinvestment of distributions	9,333,844	91,529,998	15,199,825	149,743,243
Redeemed	(46,722,428)	(459,807,640)	(72,588,046)	(713,754,012)
Net change	19,079,610	$187,400,545	80,550,754	$792,716,040
Class Y
Issued from the sale of shares	176,538,277	$1,736,502,708	401,633,874	$3,948,884,707
Issued in connection with the reinvestment of distributions	28,788,308	282,526,282	51,795,640	510,606,140
Redeemed	(199,091,798)	(1,958,856,554)	(341,410,204)	(3,352,133,335)
Net change	6,234,787	$60,172,436	112,019,310	$1,107,357,512
Admin Class
Issued from the sale of shares	464,900	$4,555,434	1,219,085	$11,939,521
Issued in connection with the reinvestment of distributions	195,320	1,908,599	399,248	3,917,941
Redeemed	(608,517)	(5,949,689)	(2,786,982)	(27,489,267)
Net change	51,703	$514,344	(1,168,649)	$(11,631,805)
Increase from capital share transactions	23,689,108	$231,573,960	188,144,396	$1,856,369,191
| 114

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	276,195	$2,733,732	835,040	$8,255,430
Issued in connection with the reinvestment of distributions	29,434	287,553	59,615	583,438
Redeemed	(237,724)	(2,353,591)	(921,796)	(9,077,524)
Net change	67,905	$667,694	(27,141)	$(238,656)
Class C
Issued from the sale of shares	27,797	$274,029	90,673	$881,961
Issued in connection with the reinvestment of distributions	4,104	40,036	7,973	77,809
Redeemed	(59,922)	(592,676)	(87,447)	(856,704)
Net change	(28,021)	$(278,611)	11,199	$103,066
Class N
Issued from the sale of shares	171,648	$1,701,176	4,665,589	$45,443,034
Issued in connection with the reinvestment of distributions	265,166	2,582,631	411,835	4,018,290
Redeemed	(1,372,901)	(13,514,980)	(4,603,145)	(44,988,824)
Net change	(936,087)	$(9,231,173)	474,279	$4,472,500
Class Y
Issued from the sale of shares	24,430,515	$241,084,936	55,525,961	$539,859,550
Issued in connection with the reinvestment of distributions	2,194,759	21,364,048	2,916,645	28,459,407
Redeemed	(11,391,298)	(112,158,017)	(16,449,996)	(160,449,218)
Net change	15,233,976	$150,290,967	41,992,610	$407,869,739
Increase from capital share transactions	14,337,773	$141,448,877	42,450,947	$412,206,649
115 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,133,735	$26,559,203	4,490,876	$55,350,070
Issued in connection with the reinvestment of distributions	1,493,075	18,535,631	2,461,265	30,336,279
Redeemed	(6,007,896)	(74,890,030)	(13,071,105)	(161,256,366)
Net change	(2,381,086)	$(29,795,196)	(6,118,964)	$(75,570,017)
Class C
Issued from the sale of shares	100,426	$1,266,571	438,955	$5,531,544
Issued in connection with the reinvestment of distributions	42,600	537,169	69,108	864,000
Redeemed	(255,442)	(3,245,446)	(876,878)	(10,925,964)
Net change	(112,416)	$(1,441,706)	(368,815)	$(4,530,420)
Class N
Issued from the sale of shares	818,807	$10,212,903	2,405,007	$29,771,432
Issued in connection with the reinvestment of distributions	124,163	1,538,543	309,620	3,793,766
Redeemed	(736,291)	(9,203,176)	(14,331,938)	(174,766,268)
Net change	206,679	$2,548,270	(11,617,311)	$(141,201,070)
Class Y
Issued from the sale of shares	19,971,915	$249,403,111	31,764,738	$392,527,264
Issued in connection with the reinvestment of distributions	3,464,615	42,916,138	5,098,856	62,778,791
Redeemed	(15,651,470)	(194,871,250)	(33,967,011)	(415,901,675)
Net change	7,785,060	$97,447,999	2,896,583	$39,404,380
Admin Class
Issued from the sale of shares	175,027	$2,168,928	220,090	$2,694,119
Issued in connection with the reinvestment of distributions	145,840	1,801,825	233,821	2,868,356
Redeemed	(437,326)	(5,435,469)	(846,689)	(10,400,506)
Net change	(116,459)	$(1,464,716)	(392,778)	$(4,838,031)
Increase (decrease) from capital share transactions	5,381,778	$67,294,651	(15,601,285)	$(186,735,158)
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for no longer than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
117 |

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange certain classes of shares of one type of fund for shares of another type of fund and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups and categories are constructed. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2025, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	13%	48%	99%
Loomis Sayles Investment Grade Bond Fund	92%	37%	16%
Loomis Sayles Strategic Alpha Fund	27%	16%	35%
Loomis Sayles Strategic Income Fund	13%	20%	41%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for one or more recent (though not necessarily the most recent) calendar years was stronger relative to its category; (3) that the Fund’s shorter-term (one- and three-year) performance has been stronger relative to its category; (4) that the Fund's longer-term (three- and five-year) performance had been stronger relative to its category; (5) that the Fund’s long-term (ten-year) performance has been stronger relative to its category; and (6) that the Fund's more recent relative performance (i.e., for the three-month period ending March 31, 2026) had improved. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its
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intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that management had proposed to reduce the advisory fee rate at certain breakpoints and the expense limitation for Loomis Sayles Strategic Alpha Fund on all share classes, effective as of July 1, 2026. The Trustees further noted that management had proposed to amend the advisory fee breakpoint schedule for Loomis Sayles Strategic Income Fund by consolidating the lower tiers and reducing the number of breakpoints while lowering the asset level at which the Fund reaches its lowest advisory fee rate, effective as of July 1, 2026. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility. The Trustees further noted that Loomis Sayles High Income Fund had a total advisory fee rate that was at the median of its peer group of funds.
The Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund had total advisory fee rates that were above the median of their respective peer groups of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles Investment Grade Bond Fund; (2) if the advisory fee of Loomis Sayles Investment Grade Bond Fund reflected the advisory fee reduction that became effective on January 1, 2026, the Fund’s effective advisory fee rate on a pro forma basis would have been one basis point below the median of the Fund’s peer group of funds; (3) management had proposed to reduce the expense limitation and advisory fee rate (at certain breakpoints) of Loomis Sayles Strategic Alpha Fund; (4) the advisory fee was only three basis points higher than the median of a peer group of funds for Loomis Sayles Strategic Income Fund; (5) the Loomis Sayles Strategic Income Fund has a flexible investment strategy relative to its peer group of funds; and (6) that management had proposed to modestly reduce the advisory fee schedule of Loomis Sayles Strategic Income Fund effective July 1, 2026.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Strategic Alpha Fund. They further considered management’s proposal to amend the advisory fee breakpoint schedule for Loomis Sayles Strategic Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business. They also considered that although the Adviser had established an expense limitation for the Loomis Sayles High Income Fund, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
119 |

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Loomis Sayles Strategic Alpha Fund, reflecting the reduction in the advisory fee schedule at certain breakpoints, and with respect to Loomis Sayles Strategic Income Fund, amending the advisory fee breakpoint schedule, each as described above) should be continued through June 30, 2027.
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2027
IF58SA-0626
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 27, 2026

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 27, 2026